UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS  -- 69.4%
               ELECTRIC UTILITIES -- 22.0%
      447,340  Alliant Energy Corp.                       $   19,222,200
      923,783  American Electric Power Co.,
                  Inc.                                        65,717,923
      540,010  Duke Energy Corp.                              44,075,616
      125,043  Edison International                            8,331,615
    1,233,182  Emera, Inc. (CAD)                              39,957,429
      201,078  Eversource Energy                              12,209,456
    1,971,624  Exelon Corp.                                   83,794,020
      853,654  Fortis, Inc. (CAD)                             28,066,865
      830,653  Hydro One Ltd. (CAD) (a)                       12,132,380
      260,181  IDACORP, Inc.                                  24,519,458
      417,239  NextEra Energy, Inc.                           69,904,222
      776,281  PPL Corp.                                      22,333,604
      839,033  Southern (The) Co.                             40,777,004
      685,037  Xcel Energy, Inc.                              32,100,834
                                                          --------------
                                                             503,142,626
                                                          --------------

               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.6%
      185,594  CorEnergy Infrastructure Trust, Inc.            7,058,140
      346,969  InfraREIT, Inc.                                 7,269,000
                                                          --------------
                                                              14,327,140
                                                          --------------

               GAS UTILITIES -- 4.9%
      182,275  Atmos Energy Corp.                             16,745,604
      168,536  Chesapeake Utilities Corp.                     14,131,744
      549,242  New Jersey Resources Corp.                     25,402,442
    1,045,578  UGI Corp.                                      55,562,015
                                                          --------------
                                                             111,841,805
                                                          --------------

               MULTI-UTILITIES -- 12.4%
      879,802  ATCO Ltd., Class I (CAD)                       26,978,746
    1,202,180  Canadian Utilities Ltd., Class A                9,988,654
                  (CAD)                                                2
      745,814  CMS Energy Corp.                               36,052,649
      771,744  National Grid PLC, ADR                         41,735,916
      865,757  NiSource, Inc.                                 22,665,518
    1,501,180  Public Service Enterprise Group,
                  Inc.                                        77,400,841
       92,489  Sempra Energy                                  10,690,804
      562,366  WEC Energy Group, Inc.                         37,324,231
                                                          --------------
                                                             282,837,359
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 29.3%
   11,855,458  Enbridge Energy Management, LLC (b)           127,683,282
    2,796,034  Enbridge Income Fund Holdings,
                  Inc. (CAD)                                  70,027,127
      322,242  Enbridge, Inc.                                 11,417,034
      751,638  EQT Corp.                                      37,341,376
    1,245,357  Inter Pipeline Ltd. (CAD)                      23,742,056
    1,113,673  Keyera Corp. (CAD)                             32,241,169

SHARES         DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
    4,916,071  Kinder Morgan, Inc.                        $   87,407,742
      627,097  ONEOK, Inc.                                    44,172,713
      442,338  Targa Resources Corp.                          22,590,202
    2,568,960  TransCanada Corp.                             115,474,752
    3,312,533  Williams (The) Cos., Inc.                      98,547,857
                                                          --------------
                                                             670,645,310
                                                          --------------

               WATER UTILITIES -- 0.2%
       62,744  American Water Works Co., Inc.                  5,537,158
                                                          --------------
               TOTAL COMMON STOCKS -- 69.4%                1,588,331,398
               (Cost $1,537,349,179)                      --------------

               MASTER LIMITED PARTNERSHIPS -- 27.8%
               CHEMICALS -- 0.1%
      110,225  Westlake Chemical Partners, L.P.                2,915,451
                                                          --------------

               GAS UTILITIES -- 1.5%
      767,100  AmeriGas Partners, L.P.                        33,008,313
                                                          --------------

               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 3.8%
    1,819,485  NextEra Energy Partners, L.P. (c)              85,643,159
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 22.4%
    1,864,732  Alliance Resource Partners, L.P.               37,993,915
      351,828  BP Midstream Partners, L.P.                     7,296,913
    1,556,662  Energy Transfer Equity, L.P.                   28,346,815
    1,424,375  Energy Transfer Partners, L.P.                 29,854,900
    3,103,250  Enterprise Products Partners, L.P.             89,994,250
      707,970  EQT Midstream Partners, L.P.                   36,240,984
    1,212,568  Holly Energy Partners, L.P.                    37,565,357
      898,683  Magellan Midstream Partners, L.P.              64,489,492
      318,014  MPLX, L.P.                                     11,585,250
      511,174  Phillips 66 Partners, L.P.                     27,424,485
    1,377,322  Plains All American Pipeline, L.P.             34,130,039
      270,241  Shell Midstream Partners, L.P.                  6,134,471
      338,877  Spectra Energy Partners, L.P.                  12,528,283
    1,758,911  TC PipeLines, L.P.                             55,300,162
      275,767  TransMontaigne Partners, L.P.                  10,879,008
      303,338  Western Gas Equity Partners, L.P.              11,153,738
      222,172  Western Gas Partners, L.P.                     11,359,654
        5,100  Williams Partners, L.P.                           229,653
                                                          --------------
                                                             512,507,369
                                                          --------------
               TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 27.8%                      634,074,292
               (Cost $583,871,516)                        --------------

                     See Notes to Portfolio of Investments


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

               DESCRIPTION                                    VALUE
               ---------------------------------------------------------
               TOTAL INVESTMENTS -- 97.2%                 $2,222,405,690
               (Cost $2,121,220,695) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 2.8%                         64,691,601
                                                          --------------
               NET ASSETS -- 100.0%                       $2,287,097,291
                                                          ==============

(a)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the fiscal year-to-date period (November 1, 2017 to
      July 31, 2018), the Fund received 939,540 PIK shares of Enbridge Energy
      Management, LLC.

(c)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $263,064,965 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $161,879,970. The net unrealized appreciation was $101,184,995.

ADR   American Depositary Receipt

CAD   Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2      LEVEL 3
                    -----------------------------------------
Common Stocks*      $ 1,588,331,398   $      --    $      --
Master Limited
  Partnerships*         634,074,292          --           --
                    -----------------------------------------
Total Investments   $ 2,222,405,690   $      --    $      --
                    =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the
"Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock
      Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment
      Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2018 (UNAUDITED)

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2018 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 87.4%

                AEROSPACE & DEFENSE -- 0.5%
$    4,491,144  Transdigm, Inc., Tranche  E Term Loan, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.58%       05/30/25    $    4,491,728
     4,528,246  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor..........................................       4.58%       06/09/23         4,524,759
                                                                                                       --------------
                                                                                                            9,016,487
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.8%
    12,998,972  Level 3 Financing, Inc., Tranche B 2024 Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................       4.33%       02/22/24        13,017,041
                                                                                                       --------------

                APPLICATION SOFTWARE -- 4.2%
    12,316,984  CCC Information Resources, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor .                                5.08%       04/26/24        12,291,980
     2,063,518  Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%,
                   0.75% Floor..........................................       5.33%       07/01/22         2,068,676
     6,397,476  Infor (US), Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor..........................................       4.83%       02/02/22         6,404,322
     8,507,341  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................       5.33%       08/06/22         8,542,306
    14,122,757  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 1.00% Floor ....................       4.83%       10/12/23        14,140,411
     2,749,322  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.00% Floor..........................................       5.36%       11/01/23         2,755,893
       901,116  Micro Focus International (MA Finance LLC), Miami Escrow
                   Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor ......       4.58%       06/21/24           895,764
     6,100,750  Micro Focus International (MA Finance LLC), Seattle
                   Spinco, Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor .........................................       4.58%       06/21/24         6,064,512
    15,607,662  Mitchell International, Inc., 1st Lien Term Loan,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................       5.33%       11/30/24        15,554,751
     3,861,819  Qlik Technologies (Project Alpha Intermediate Holdings,
                   Inc.), Term Loan B, 6 Mo. LIBOR +3.50%, 1.00% Floor..       5.99%       04/26/24         3,840,888
                                                                                                       --------------
                                                                                                           72,559,503
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.8%
     2,906,093  American Beacon Advisors, Inc. (Resolute Investment
                   Managers), Term Loan B, 3 Mo. LIBOR +3.25%, 1.00%
                   Floor................................................       5.58%       04/30/22         2,916,991
     1,821,600  First Eagle Investment Management, Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 0.75% Floor                                  5.33%       12/01/22         1,827,866
     2,658,247  Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR
                   + 2.25%, 0.00% Floor.................................       4.32%       02/28/25         2,654,924
     1,902,663  Victory Capital Holdings (VCH Holdings LLC), Term
                   Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor ............       5.08%       02/15/25         1,905,041
     5,182,793  Virtus Investment Partners, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.50%, 0.75% Floor...........................       4.59%       06/01/24         5,176,315
                                                                                                       --------------
                                                                                                           14,481,137
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 1.7%
    23,121,871  Gates Global LLC, Initial B-2 Dollar Term Loans, 3 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................       5.08%       03/31/24        23,164,184
     1,794,267  Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR
                   + 3.50%, 1.00% Floor.................................       5.58%       06/30/24         1,781,259
     3,772,534  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR
                   + 3.50%, 1.00% Floor.................................       5.83%       06/30/24         3,745,183


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTO PARTS & EQUIPMENT (CONTINUED)
$      270,709  Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................       4.88%       03/07/24    $      271,385
                                                                                                       --------------
                                                                                                           28,962,011
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
       993,838  KAR Auction Services, Inc., Term Loan B5, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.63%       03/09/23           995,080
                                                                                                       --------------

                BROADCASTING -- 1.8%
       543,615  Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................       4.59%       01/17/24           543,784
     4,077,145  Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................       4.59%       01/17/24         4,078,408
    13,058,000  Sinclair Television Group, Inc., Incremental Tranche B
                   Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor .........       4.33%       12/07/24        13,022,090
     4,383,250  Sinclair Television Group, Inc., Term Loan B-2, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................       4.33%       01/03/24         4,377,771
     8,254,986  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR
                   + 3.00%, 0.75% Floor.................................       5.08%       01/27/24         8,244,667
         9,726  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor..........................................       5.08%       12/27/20             9,726
                                                                                                       --------------
                                                                                                           30,276,446
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.8%
     2,362,465  Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor..........................................       4.35%       01/02/25         2,359,016
     5,848,653  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.33%       12/14/24         5,847,191
    23,199,556  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor.................................       4.83%       11/15/23        23,170,556
                                                                                                       --------------
                                                                                                           31,376,763
                                                                                                       --------------

                CABLE & SATELLITE -- 2.0%
     2,565,000  Cablevision Systems Corp. (CSC Holdings, Inc.),
                   January 2018 Term Loan, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor .........................................       4.57%       01/25/26         2,560,716
     2,962,500  Cablevision Systems Corp. (CSC Holdings, Inc.), Term
                   Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor.............       4.32%       07/17/25         2,943,984
    11,439,000  Cequel Communications LLC (Altice US Finance I Corp.),
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor .......       4.34%       07/28/25        11,381,806
     5,970,000  Charter Communications Operating LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................       4.08%       04/13/25         5,971,373
       990,019  Mediacom Broadband LLC, Term Loan N, 1 Mo. LIBOR
                   + 1.75%, 0.75% Floor.................................       3.70%       02/15/24           985,890
     4,080,921  UnityMedia, Term Loan E, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor................................................       4.07%       05/31/23         4,067,331
     7,460,000  Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.57%       01/31/26         7,449,855
                                                                                                       --------------
                                                                                                           35,360,955
                                                                                                       --------------

                CASINOS & GAMING -- 9.9%
        29,392  Aristocrat Technologies, Term B-3 Loan, 2 Mo. LIBOR
                   + 1.75%, 0.00% Floor.................................       4.10%       10/19/24            29,339
    11,698,044  Aristocrat Technologies, Term B-3 Loan, 3 Mo. LIBOR
                   + 1.75%, 0.00% Floor.................................       4.10%       10/19/24        11,676,753


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING (CONTINUED)
$   39,148,491  Caesars Resort Collection, Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor.................................       4.83%       12/22/24    $   39,289,033
    13,702,777  CityCenter Holdings LLC , Term Loan B, 1 Mo. LIBOR
                   + 2.25%, 0.75% Floor.................................       4.33%       04/18/24        13,712,232
    12,747,059  Golden Nugget, Term Loan B, 1,Mo. LIBOR + 2.75%, 0.75%
                   Floor................................................       4.83%       10/04/23        12,780,711
    12,494,537  Las Vegas Sands LLC, Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor..........................................       3.83%       03/27/25        12,463,300
     3,947,739  MGM Growth Properties Operating Partnership LP, Term
                   Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor ............       4.08%       03/23/25         3,949,595
     1,872,101  Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.50%, 0.75% Floor.................................       4.58%       01/19/24         1,877,960
     2,483,953  Scientific Games International, Inc., Term Loan B5,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................       4.83%       08/14/24         2,484,301
    10,445,424  Scientific Games International, Inc., Term Loan B5,
                   2 Mo. LIBOR + 2.75%, 0.00% Floor ....................       4.92%       08/14/24        10,446,886
    37,135,546  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 0.00% Floor ..........................       5.83%       07/28/25        37,450,084
    15,262,476  Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.75% Floor..........................................       4.58%       06/08/23        15,296,359
     9,488,296  VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR
                   + 2.00%, 0.00% Floor.................................       4.08%       12/20/24         9,495,697
                                                                                                       --------------
                                                                                                          170,952,250
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       836,655  Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 2.75%, 1.00%
                   Floor................................................       4.83%       03/07/24           836,136
       604,115  Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor..........................................       4.83%       03/31/25           604,115
                                                                                                       --------------
                                                                                                            1,440,251
                                                                                                       --------------

                COMMERCIAL PRINTING -- 0.2%
     2,823,851  Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor..........................................       4.33%       11/01/24         2,823,851
                                                                                                       --------------

                CONSTRUCTION & ENGINEERING -- 0.3%
       489,619  Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                   1.00% Floor..........................................       5.58%       03/23/25           493,047
     4,225,664  Westinghouse Electric (Brookfield WEC Holdings), Term
                   Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor ............       5.83%       07/31/25         4,252,750
                                                                                                       --------------
                                                                                                            4,745,797
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.0%
       889,518  Summit Materials, Inc., Term Loan, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.08%       11/10/24           887,855
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.1%
     1,099,737  Ineos US Finance LLC, 2024 Dollar Term Loan, 2 Mo.
                   LIBOR + 2.00%, 0.00% Floor...........................       4.17%       03/31/24         1,097,130
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.7%
    11,999,597  Brickman Group Holdings, Inc., Initial Term Loan (First
                   Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor .............       5.08%       12/18/20        12,014,596
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ELECTRIC UTILITIES -- 2.5%
$    3,192,482  Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR
                   + 2.00%, 0.75% Floor.................................       4.08%       08/24/22    $    3,184,501
     4,366,812  Vistra Energy Corp. (TXU), Initial Term Loan B1, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................       4.08%       08/04/23         4,357,729
    18,616,804  Vistra Energy Corp. (TXU), 2016 Incremental Term Loan
                   B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor ................       4.33%       12/14/23        18,606,751
    16,296,859  Vistra Energy Corp. (TXU), 2018 Incremental Term Loan
                   B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor ................  4.07% - 4.08%    12/31/25        16,252,043
                                                                                                       --------------
                                                                                                           42,401,024
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.8%
     3,982,239  PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor.................................       5.35%       12/04/24         3,977,261
     5,116,078  ServiceMaster Co., Tranche C Term Loan, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.59%       11/08/23         5,114,799
     4,250,000  Waste Industries USA, Inc. (Wrangler), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................       4.83%       09/27/24         4,257,990
       181,818  WTG Holdings III Corp. (EWT Holdings III Corp.),
                   Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00%
                   Floor ...............................................       5.08%       12/20/24           182,273
       679,022  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor ............       5.08%       12/20/24           679,450
                                                                                                       --------------
                                                                                                           14,211,773
                                                                                                       --------------

                FOOD RETAIL -- 1.3%
    11,646,274  Albertsons LLC, FILO ABL Term Loan, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor..........................................       5.08%       05/31/23        11,617,159
     3,629,030  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor..........................................       5.34%       12/21/22         3,613,171
     6,984,974  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor..........................................       5.32%       06/22/23         6,938,384
                                                                                                       --------------
                                                                                                           22,168,714
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.4%
    11,685,669  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor..       5.33%       06/08/20        11,658,907
    11,777,987  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor..       5.59%       06/08/20        11,751,017
       445,500  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term
                   Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor.............       5.58%       01/31/24           446,427
                                                                                                       --------------
                                                                                                           23,856,351
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 1.0%
       259,866  Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.58%       02/11/22           260,710
     2,139,196  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.58%       02/16/23         2,146,149
     3,053,184  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 1.00% Floor ....................       4.85%       06/01/22         3,054,467
     2,780,667  Gentiva Health Services, Inc., Term Loan B, 3 Mo.
                   LIBOR + 3.75%, 0.00% Floor...........................       6.13%       06/30/25         2,801,522
     5,912,478  HCA, Inc., Term Loan B10, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor................................................       4.08%       03/07/25         5,944,523


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE FACILITIES (CONTINUED)
$    1,098,392  National Veterinary Associates (NVA Holdings, Inc.),
                   Term Loan B3, 1 Mo. LIBOR + 2.75%, 1.00% Floor ......       4.83%       02/02/25    $    1,092,900
     2,498,624  Select Medical Corp., Term Loan B, 3 Mo. LIBOR  + 2.75%,
                   0.00% Floor..........................................       4.83%       03/06/25         2,506,445
         1,376  Select Medical Corp., Term Loan B, Prime Rate  + 1.75%,
                   0.00% Floor..........................................       6.75%       03/06/25             1,380
                                                                                                       --------------
                                                                                                           17,808,096
                                                                                                       --------------

                HEALTH CARE SERVICES -- 4.5%
     1,169,177  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo.
                   LIBOR + 6.13%, 1.00% Floor ..........................       8.47%       01/16/23         1,117,535
       311,568  Air Medical Group Holdings, Inc., 2018 New Term Loan,
                   1 Mo. LIBOR + 4.25%, 1.00% Floor ....................       6.33%       03/14/25           307,050
     1,718,607  Air Medical Group Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................       5.35%       04/28/22         1,666,430
     7,006,478  Air Methods Corp. (aka ASP AMC Intermediate Holdings,
                   Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................       5.83%       04/30/24         6,423,188
     2,406,077  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR
                   + 3.00%, 1.00% Floor.................................       5.08%       06/07/23         2,409,590
    15,143,666  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR
                   + 3.00%, 1.00% Floor.................................       5.34%       06/07/23        15,165,776
     7,210,033  DuPage Medical Group (Midwest Physician), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.75% Floor ....................       4.81%       08/15/24         7,110,895
     6,967,567  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor .........................................       5.08%       12/01/23         6,960,321
     3,413,700  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor..........................................       5.33%       07/27/23         3,429,710
     3,213,761  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ......       6.57%       07/01/21         3,010,908
     7,828,777  Surgery Center Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor.................................       5.33%       08/31/24         7,827,133
    14,415,399  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor..........................................       4.83%       02/06/24        14,000,956
     8,511,142  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor..........................................       6.58%       12/30/22         8,367,559
                                                                                                       --------------
                                                                                                           77,797,051
                                                                                                       --------------

                HEALTH CARE SUPPLIES -- 0.0%
       429,628  ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%,
                   0.75% Floor..........................................       4.58%       10/31/23           429,628
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.5%
    22,777,288  Change Healthcare Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................       4.83%       03/01/24        22,733,101
       468,246  Cotiviti Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor..........................................       4.33%       09/28/23           468,050
     1,932,974  Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.25%,
                   0.00% Floor..........................................       4.59%       09/28/23         1,932,162
                                                                                                       --------------
                                                                                                           25,133,313
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.6%
     3,437,648  Extended Stay America (ESH Hospitality, Inc.), Term
                   Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor ............       4.08%       08/30/23         3,431,907


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOTELS, RESORTS & CRUISE LINES (CONTINUED)
$    3,656,813  Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.00%, 0.00% Floor.................................       4.08%       11/30/23    $    3,654,216
     3,980,782  Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR
                   + 1.75%, 0.00% Floor.................................       3.83%       03/28/25         3,989,500
                                                                                                       --------------
                                                                                                           11,075,623
                                                                                                       --------------

                HOUSEHOLD APPLIANCES -- 0.4%
     6,337,221  Traeger Grills, Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor..........................................       6.58%       09/25/24         6,353,064
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 1.4%
     1,901,470  Energizer Holdings Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.25%, 0.00% Floor.................................       4.33%       06/30/25         1,906,224
        56,277  Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.17%       06/23/22            56,339
    22,173,264  Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................   4.34 - 4.36%    06/23/22        22,197,433
                                                                                                       --------------
                                                                                                           24,159,996
                                                                                                       --------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.3%
     5,326,015  Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor..........................................       5.08%       05/01/24         5,328,891
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.3%
    23,305,219  BJ's Wholesale Club, Inc., Term Loan (First Lien),
                   1 Mo. LIBOR + 3.50%, 1.00% Floor ....................       5.60%       01/31/24        23,334,351
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
     4,974,619  NRG Energy, Inc., Term Loan B, 3 Mo. LIBOR + 1.75%,
                   0.00% Floor..........................................       4.08%       06/30/23         4,961,934
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 1.5%
     6,535,302  Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor..........................................       5.33%       08/18/24         6,548,569
    18,953,699  Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor..........................................       4.83%       07/30/24        18,831,826
                                                                                                       --------------
                                                                                                           25,380,395
                                                                                                       --------------

                INSURANCE BROKERS -- 3.6%
    24,317,232  Amwins Group LLC, Term Loan B (First Lien), 1 Mo. LIBOR
                   + 2.75%, 1.00% Floor.................................   4.83 - 4.84%    01/25/24        24,307,019
        24,672  HUB International Ltd., Term Loan B, 2 Mo. LIBOR
                   + 3.00%, 0.00% Floor.................................       5.16%       04/25/25            24,647
     9,844,135  HUB International Ltd., Term Loan B, 3 Mo. LIBOR
                   + 3.00%, 0.00% Floor.................................       5.34%       04/25/25         9,834,291
    10,355,193  National Financial Partners Corp.(NFP), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 0.00% Floor ....................       5.08%       01/06/24        10,332,515


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INSURANCE BROKERS (CONTINUED)
$   17,578,708  USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................       5.33%       05/15/24    $   17,521,577
                                                                                                       --------------
                                                                                                           62,020,049
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
    13,673,367  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor..........................................       4.83%       01/31/25        13,454,594
     2,137,175  Numericable U.S. LLC (Altice,France S.A.), Term
                   Loan B12, 1 Mo. LIBOR + 3.00%, 0.00% Floor ..........       5.07%       01/31/26         2,066,114
     8,295,313  Zayo Group LLC, Term Loan B2, 1 Mo. LIBOR + 2.25%,
                   1.00% Floor..........................................       4.33%       01/19/24         8,323,434
                                                                                                       --------------
                                                                                                           23,844,142
                                                                                                       --------------

                LEISURE FACILITIES -- 1.2%
    14,218,973  ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR
                   + 2.75%, 0.00% Floor.................................       5.08%       09/18/24        14,178,307
     1,096,406  Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR
                   + 2.75%, 0.75% Floor.................................       5.08%       03/31/21         1,095,036
     4,679,176  Planet Fitness Holdings LLC, Term Loan B, Prime Rate
                   + 1.75%, 0.75% Floor.................................       6.75%       03/31/21         4,673,327
                                                                                                       --------------
                                                                                                           19,946,670
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 4.6%
     1,715,823  Immucor, Inc., Term Loan B-3, 2 Mo. LIBOR + 5.00%,
                   1.00% Floor..........................................       7.17%       06/15/21         1,733,702
     3,777,455  IMS Health (Quintiles International), Term B-2 Loan,
                   3 Mo. LIBOR + 2.00%, 0.00% Floor ....................       4.33%       01/17/25         3,769,182
    10,138,177  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor ...............................................       5.33%       05/31/25        10,121,855
    21,384,059  Parexel International Corp., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor.................................       4.83%       09/27/24        21,309,215
    18,184,121  Pharmaceutical Product Development, Inc., Term Loan B,
                   1 Mo. LIBOR + 2.50%, 1.00% Floor ....................       4.58%       08/18/22        18,144,264
     7,463,968  Quintiles IMS Inc. (IQVIA), Term Loan B3, 3 Mo. LIBOR
                   + 1.75%, 0.00% Floor.................................       4.08%       06/15/25         7,410,302
    16,942,623  Sterigenics International (STHI Intermediate Holding
                   Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00%
                   Floor ...............................................       5.33%       05/15/22        16,932,118
                                                                                                       --------------
                                                                                                           79,420,638
                                                                                                       --------------

                MANAGED HEALTH CARE -- 2.3%
     7,045,837  Davis Vision (Wink Holdco), Initial Term Loan, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................       5.08%       12/02/24         7,015,892
    32,371,364  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor ............       5.08%       06/07/23        32,363,271
                                                                                                       --------------
                                                                                                           39,379,163
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.3%
     4,163,962  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor..........................................   5.08% - 5.10%   11/07/25         4,163,088
       484,845  Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.00% Floor..........................................       5.34%       11/07/25           484,743


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$      511,163  Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.08%       01/19/25    $      512,185
                                                                                                       --------------
                                                                                                            5,160,016
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.6%
     1,398,700  AMC Entertainment, Inc., 2016 Incremental Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................       4.32%       12/15/23         1,398,700
       210,708  AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR
                   + 2.25%, 0.00% Floor.................................       4.32%       12/15/22           210,774
     5,147,100  Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor.................................       4.58%       02/05/25         5,129,394
     2,905,898  Creative Artists Agency LLC (CAA Holdings LLC), Term
                   Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor ............       5.07%       02/15/24         2,910,750
                                                                                                       --------------
                                                                                                            9,649,618
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 4.5%
    35,928,051  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor.................                                4.83%       04/04/24        35,980,507
    16,023,324  Duff & Phelps Corp. (Deerfield Dakota), Term Loan B,
                   3 Mo. LIBOR + 3.25%, 1.00% Floor ....................       5.58%       02/13/25        16,013,390
    22,255,762  First Data Corp., 2024 New Dollar Term Loan, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor...........................       4.07%       04/26/24        22,245,302
       936,833  RPI Finance Trust, Term Loan B-6, 2 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.33%       03/27/23           938,444
     3,136,000  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor................................................       4.33%       07/01/23         3,135,498
                                                                                                       --------------
                                                                                                           78,313,141
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.5%
    13,291,839  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.75% Floor..........................................       4.33%       08/03/22        13,287,054
    12,551,769  Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.07%       05/24/24        12,550,388
                                                                                                       --------------
                                                                                                           25,837,442
                                                                                                       --------------

                PAPER PACKAGING -- 2.1%
    35,859,534  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................       4.83%       02/05/23        35,966,396
                                                                                                       --------------

                PERSONAL PRODUCTS -- 0.1%
     1,633,527  Rodan & Fields, Term Loan B, 1 Mo. LIBOR + 4.00%,
                   0.00% Floor..........................................       6.07%       06/15/25         1,643,736
                                                                                                       --------------

                PHARMACEUTICALS -- 6.3%
     1,128,313  Akorn, Inc., Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor.....       6.88%       04/16/21         1,106,684
     2,293,189  Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 1.00% Floor ..........................       4.33%       05/20/24         2,293,900
     3,873,306  Concordia Healthcare Corp., Initial Dollar Term Loan,
                   1 Mo. LIBOR + 4.25%, 1.00% Floor (c) ................       6.33%       10/21/21         3,473,077
    19,554,475  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                   Floor................................................       6.38%       04/29/24        19,558,582
     5,619,099  Grifols Worldwide Operations Ltd., Tranche B Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................       4.20%       01/31/25         5,634,270
    12,606,807  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor..........................................       5.38%       03/29/24        12,612,101
     2,421,117  Mallinckrodt International Finance S.A., 2018
                   Incremental Term Loan B, 6 Mo. LIBOR + 3.00$, 0.75%
                   Floor ...............................................       5.52%       02/24/25         2,400,949


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    2,421,055  Mallinckrodt International Finance S.A., 2017 Term
                   Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor ............       5.20%       09/24/24    $    2,381,713
    59,227,526  Valeant Pharmaceuticals International, Inc., Term
                   Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor ............       5.09%       06/01/25        59,280,238
                                                                                                       --------------
                                                                                                          108,741,514
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.1%
       984,651  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor................................................       4.32%       01/25/25           985,271
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 2.7%
     7,926,875  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor................................................       5.33%       09/26/21         6,165,602
    19,574,341  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor ......       5.33%       07/23/21        18,485,617
     2,190,935  Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................       5.33%       07/23/21         2,060,158
    17,330,625  Information Resources, Inc., Term Loan B, 3 Mo. LIBOR
                   + 4.25%, 1.00% Floor.................................       6.57%       01/18/24        17,406,533
       840,780  Nielsen Finance LLC (VNU, Inc.), Term Loan B-4, 1 Mo.
                   LIBOR + 2.00% Floor..................................       4.10%       10/04/23           835,828
     1,636,680  TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor..........................................       4.08%       06/30/25         1,637,711
                                                                                                       --------------
                                                                                                           46,591,449
                                                                                                       --------------

                RESTAURANTS -- 1.7%
    14,926,818  Burger King (1011778 B.C. Unlimited Liability Company),
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor .......       4.33%       02/17/24        14,911,294
     1,025,630  IRB Holding Corp. (Arby's), Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor.................................       5.35%       01/18/25         1,031,609
    13,040,758  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................       6.83%       08/02/21        13,051,582
                                                                                                       --------------
                                                                                                           28,994,485
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.2%
     2,752,247  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR
                   + 3.50%, 1.00% Floor.................................       5.80%       05/26/24         2,750,541
                                                                                                       --------------

                SEMICONDUCTORS -- 0.5%
     6,508,800  Microchip Technology, Initial Term Loan, 1 Mo. LIBOR
                   + 2.00%, 0.00% Floor.................................       4.08%       05/29/25         6,521,818
     2,353,151  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor..........................................       3.83%       04/29/23         2,352,163
                                                                                                       --------------
                                                                                                            8,873,981
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.6%
       806,071  Aramark Corp., Term Loan B, 3 Mo. LIBOR + 1.75%,
                   0.00% Floor..........................................       4.08%       03/28/24           807,079
     3,491,250  Aramark Corp., Term Loan B1, 3 Mo. LIBOR + 1.75%,
                   0.00% Floor..........................................       4.08%       03/11/25         3,494,148
     6,547,400  Asurion LLC, Second Lien Replacement B-2 Term Loan,
                   1 Mo. LIBOR + 6.50%, 0.00% Floor ....................       8.58%       07/31/25         6,638,802
     1,328,640  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor................................................       5.08%       08/04/22         1,327,923


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALIZED CONSUMER SERVICES (CONTINUED)
$   11,796,240  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor................................................       5.08%       11/03/23    $   11,774,888
     4,000,000  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor................................................       5.08%       11/03/24         3,993,560
                                                                                                       --------------
                                                                                                           28,036,400
                                                                                                       --------------

                SPECIALIZED FINANCE -- 0.0%
       813,750  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR
                   + 3.00%, 0.00% Floor.................................       5.08%       05/09/25           813,392
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.7%
    11,549,033  H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor................................................       4.09%       10/20/24        11,544,182
       881,751  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                   Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor ......       5.08%       06/07/23           883,638
                                                                                                       --------------
                                                                                                           12,427,820
                                                                                                       --------------

                SPECIALTY STORES -- 0.3%
       640,313  Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.75% Floor.................................       4.83%       08/19/22           640,261
       628,255  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR
                   + 2.75%, 0.75% Floor.................................       5.28%       08/19/22           628,205
       630,239  Party City Holdings, Inc., Term Loan B, Prime Rate
                   + 1.75%, 0.75% Floor.................................       6.75%       08/19/22           630,189
     3,426,051  Toys "R" US -Delaware, Inc., Term B-2 Loan, Prime Rate
                   + 2.75%, 1.50% Floor (c) (d) ........................       7.75%       05/25/18         1,821,529
     3,253,846  Toys "R" US -Delaware, Inc., Term B-4 Loan, Prime Rate
                   + 7.75%, 1.00% Floor (c) (d) ........................      12.75%       04/25/20         1,752,196
                                                                                                       --------------
                                                                                                            5,472,380
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 5.7%
    10,283,322  Applied Systems, Inc., Term Loan (First Lien), 3 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................       5.33%       09/13/24        10,313,349
     1,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................       9.33%       09/13/25         1,370,285
     9,276,929  Avast Software B.V. (Sybil Software LLC), Term Loan B,
                   3 Mo. LIBOR + 2.50%, 1.00% Floor ....................       4.83%       09/30/23         9,288,525
     6,457,500  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 0.00% Floor.................................       5.33%       07/15/25         6,451,624
    19,398,869  Compuware Corp., Term Loan B3, 1 Mo. LIBOR + 3.50%,
                   1.00% Floor..........................................       5.58%       12/15/21        19,422,923
    11,164,827  Misys Financial Software Ltd. (Almonde, Inc.), Term
                   Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor ............       5.81%       06/13/24        11,006,063
     9,359,125  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor.................................       5.33%       04/24/22         9,304,000
    17,221,620  SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................       4.58%       04/16/25        17,264,674
     6,580,328  SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................       4.58%       04/16/25         6,596,778
     6,715,118  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.00% Floor..........................................       5.33%       06/15/25         6,696,383
                                                                                                       --------------
                                                                                                           97,714,604
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.6%
$   27,575,395  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B,
                   1 Mo. LIBOR + 2.00%, 0.75% Floor ....................       4.08%       09/07/23    $   27,577,601
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.0%
       927,663  Reece International Pty Ltd., Term Loan B, 3 Mo. LIBOR
                   + 2.00%, 0.00% Floor.....                                   4.34%       06/15/25           927,663
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................   1,505,495,469
                (Cost $1,513,250,743)                                                                  --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 6.3%

                AGRICULTURAL PRODUCTS -- 0.1%
     1,000,000  Lamb Weston Holdings, Inc. (e)..........................       4.63%       11/01/24           983,750
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.1%
       500,000  Level 3 Financing, Inc..................................       5.13%       05/01/23           496,875
       813,000  Level 3 Parent LLC......................................       5.75%       12/01/22           818,081
                                                                                                       --------------
                                                                                                            1,314,956
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.2%
       500,000  Infor US, Inc...........................................       6.50%       05/15/22           508,750
     2,161,000  RP Crown Parent LLC (e).................................       7.38%       10/15/24         2,215,025
                                                                                                       --------------
                                                                                                            2,723,775
                                                                                                       --------------

                BROADCASTING -- 1.4%
     7,343,000  Gray Television, Inc. (e)...............................       5.13%       10/15/24         7,067,637
     2,148,000  Gray Television, Inc. (e)...............................       5.88%       07/15/26         2,105,040
       125,000  LIN Television Corp.....................................       5.88%       11/15/22           127,656
       100,000  Nexstar Broadcasting, Inc. (e)..........................       6.13%       02/15/22           102,125
     6,949,000  Nexstar Broadcasting, Inc. (e)..........................       5.63%       08/01/24         6,862,137
     3,522,000  Sinclair Television Group, Inc..........................       6.13%       10/01/22         3,596,843
     2,994,000  Sinclair Television Group, Inc. (e).....................       5.63%       08/01/24         2,964,060
       791,000  Sinclair Television Group, Inc. (e).....................       5.88%       03/15/26           782,596
                                                                                                       --------------
                                                                                                           23,608,094
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       745,000  Lennar Corp.............................................       5.88%       11/15/24           772,938
                                                                                                       --------------

                CABLE & SATELLITE -- 0.5%
     1,621,000  Altice US Finance I Corp. (e)...........................       5.50%       05/15/26         1,596,863
     4,392,000  Cablevision Systems Corp................................       8.00%       04/15/20         4,618,408
     2,950,000  CCO Holdings LLC / CCO Holdings Capital Corp............       5.75%       01/15/24         2,986,875
                                                                                                       --------------
                                                                                                            9,202,146
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
       250,000  KB Home.................................................       7.00%       12/15/21           264,720
       626,000  PulteGroup, Inc.........................................       5.50%       03/01/26           619,746
                                                                                                       --------------
                                                                                                              884,466
                                                                                                       --------------

                FOOD RETAIL -- 0.0%
       599,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertsons
                   LP / Albertson's LLC.................................       5.75%       03/15/25           542,095
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE FACILITIES -- 2.3%
$    3,000,000  Encompass Health Corp...................................       5.75%       11/01/24    $    3,054,660
       500,000  HCA, Inc................................................       5.88%       05/01/23           524,375
       605,000  HCA, Inc................................................       5.38%       02/01/25           614,075
     2,472,000  LifePoint Health, Inc...................................       5.38%       05/01/24         2,586,330
                Select Medical Corp.....................................       6.38%       06/01/21         5,993,290
       170,000  Tenet Healthcare Corp...................................       6.00%       10/01/20           177,225
    16,873,000  Tenet Healthcare Corp. (e)..............................       7.50%       01/01/22        17,737,741
     8,080,000  Tenet Healthcare Corp...................................       8.13%       04/01/22         8,635,500
                                                                                                       --------------
                                                                                                           39,323,196
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.3%
     3,296,000  Envision Healthcare Corp. (e)...........................       5.13%       07/01/22         3,343,380
     1,000,000  Envision Healthcare Corp. (e)...........................       6.25%       12/01/24         1,070,000
                                                                                                       --------------
                                                                                                            4,413,380
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.6%
    10,000,000  MPH Acquisition Holdings LLC (e)........................       7.13%       06/01/24        10,375,000
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.2%
     3,390,000  AMC Entertainment Holdings, Inc.........................       5.75%       06/15/25         3,356,100
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,307,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (e)............................................       5.50%       09/15/24         1,346,210
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
       250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp.........................................       5.75%       04/01/25           253,438
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
       250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu, 3 Mo. LIBOR
                   + 3.50% (e) (f) .....................................       5.84%       07/15/21           253,625
     1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e) ..................       7.00%       07/15/24         1,014,375
                                                                                                       --------------
                                                                                                            1,268,000
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.4%
     7,759,000  Realogy Group LLC / Realogy Co-Issuer Corp. (e).........       4.88%       06/01/23         7,262,424
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.0%
       250,000  United Rentals North America, Inc.......................       5.88%       09/15/26           254,688
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
        93,000  Sprint Communications, Inc. (e).........................       9.00%       11/15/18            94,697
       150,000  T-Mobile USA, Inc.......................................       6.00%       03/01/23           154,875
                                                                                                       --------------
                                                                                                              249,572
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     108,134,228
                (Cost $108,095,496)                                                                    --------------

FOREIGN CORPORATE BONDS -- 0.2%

                CABLE & SATELLITE -- 0.1%
       500,000  Virgin Media Secured Finance PLC (e)....................       5.25%       01/15/26           471,875
     1,500,000  Virgin Media Secured Finance PLC (e)....................       5.50%       08/15/26         1,432,499
                                                                                                       --------------
                                                                                                            1,904,374
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
$      250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (e).......                                5.88%       04/15/23    $      250,550
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.0%
       377,000  JBS USA LUX SA / JBS USA Finance, Inc. (e)..............       5.88%       07/15/24           362,863
                                                                                                       --------------

                PHARMACEUTICALS -- 0.0%
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (e)..............                                       5.63%       10/15/23           216,562
                                                                                                       --------------

                RESTAURANTS -- 0.1%
       170,000  1011778 BC ULC / New Red Finance, Inc. (e)..............       4.25%       05/15/24           162,138
     1,000,000  1011778 BC ULC / New Red Finance, Inc. (e)..............       5.00%       10/15/25           963,750
                                                                                                       --------------
                                                                                                            1,125,888
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................       3,860,237
                (Cost $4,046,411)                                                                      --------------

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         4,887  Vistra Energy Corp. (g)..............................................................           3,213
         8,105  Vistra Energy Corp. Claim (g) (h) (i)................................................               0
                                                                                                       --------------
                                                                                                                3,213
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...................               0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (i) (j)...................               0
                                                                                                       --------------
                                                                                                                    0
                                                                                                       --------------

                TOTAL RIGHTS.........................................................................           3,213
                (Cost $8,491)                                                                          --------------

MONEY MARKET FUNDS -- 11.3%
   194,182,489  Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 1.79% (k)..........................................     194,182,489
                (Cost $194,182,489)                                                                    --------------

                TOTAL INVESTMENTS -- 105.2%..........................................................   1,811,675,636
                (Cost $1,819,583,630) (l)
                NET OTHER ASSETS AND LIABILITIES -- (5.2)%                                                (88,942,175)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,722,733,461
                                                                                                       ==============


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
      Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in bankruptcy court.

(d)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(e)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $71,036,922 or 4.1% of net assets.

(f)   Floating or variable rate security.

(g)   Non-income producing security.

(h)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, securities noted as such amounted to $0 or 0.0%
      of net assets.

(i)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
      Investments).

(j)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(k)   Rate shown reflects yield as of July 31, 2018.

(l)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,986,444 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,894,438. The net unrealized depreciation was $7,907,994.

LIBOR - London Interbank Offered Rate

                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):


                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $1,505,495,469   $         --   $1,505,495,469   $           --
Corporate Bonds*...........................     108,134,228             --      108,134,228               --
Foreign Corporate Bonds*...................       3,860,237             --        3,860,237               --
Rights
   Electric Utilities......................           3,213             --            3,213               --**
   Life Science Tools & Services...........              --**           --               --               --**
Money Market Funds.........................     194,182,489    194,182,489               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,811,675,636   $194,182,489   $1,617,493,147   $           --**
                                             ==============   ============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing
Committee to oversee the day-to-day valuation of the Fund's investments. The
Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews.
The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's
Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
Rights                                               $        --**
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JULY 31, 2018
Rights                                                        --**
                                                     -----------
Total Level 3 Holdings                               $        --**
                                                     ===========

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2018.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

(1)   The terms "security" and "securities" used throughout the Notes to
      Portfolio of Investments include Senior Loans.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2018 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the borrower/issuer;

       5)   the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11)   the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13)   borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2018 (UNAUDITED)

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018 is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July
31, 2018.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31,
2018.


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 68.1%

                AGRICULTURAL PRODUCTS -- 0.1%
$    1,450,000  Lamb Weston Holdings, Inc. (a)..........................      4.63%        11/01/24    $    1,426,438
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.9%
       500,000  Level 3 Financing, Inc. ................................      5.38%        08/15/22           502,500
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           496,875
     2,000,000  Level 3 Financing, Inc. ................................      5.38%        01/15/24         1,985,000
     7,437,000  Level 3 Parent LLC (b) .................................      5.75%        12/01/22         7,483,481
                                                                                                       --------------
                                                                                                           10,467,856
                                                                                                       --------------

                APPLICATION SOFTWARE -- 2.1%
       250,000  Infor US, Inc. (a)......................................      5.75%        08/15/20           253,750
     8,400,000  Infor US, Inc. (b) .....................................      6.50%        05/15/22         8,547,000
    15,471,000  RP Crown Parent LLC (a) (b) ............................      7.38%        10/15/24        15,857,775
                                                                                                       --------------
                                                                                                           24,658,525
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.7%
       425,000  American Axle & Manufacturing, Inc. (b) ................      7.75%        11/15/19           447,844
       819,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22           840,499
     7,514,000  Cooper-Standard Automotive, Inc. (a)....................      5.63%        11/15/26         7,401,290
                                                                                                       --------------
                                                                                                            8,689,633
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
       815,000  KAR Auction Services, Inc. (a)..........................      5.13%        06/01/25           792,588
                                                                                                       --------------

                BROADCASTING -- 6.7%
    26,086,000  Gray Television, Inc. (a) (b) ..........................      5.88%        07/15/26        25,564,280
     1,375,000  LIN Television Corp. ...................................      5.88%        11/15/22         1,404,219
     4,200,000  Nexstar Broadcasting, Inc. (a)..........................      6.13%        02/15/22         4,289,250
    16,392,000  Nexstar Broadcasting, Inc. (a) (b) .....................      5.63%        08/01/24        16,187,100
       495,000  Sinclair Television Group, Inc. ........................      5.38%        04/01/21           499,331
    14,463,000  Sinclair Television Group, Inc. (a) (b) ................      5.63%        08/01/24        14,318,370
    10,599,000  Sinclair Television Group, Inc. (a).....................      5.88%        03/15/26        10,486,386
     2,894,000  Sinclair Television Group, Inc. (a).....................      5.13%        02/15/27         2,698,655
     4,000,000  Tribune Media Co. ......................................      5.88%        07/15/22         4,040,000
                                                                                                       --------------
                                                                                                           79,487,591
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.0%
     1,000,000  CEMEX Finance LLC (a)...................................      6.00%        04/01/24         1,036,700
       235,000  Jeld-Wen, Inc. (a)......................................      4.63%        12/15/25           223,838
     2,085,000  Jeld-Wen, Inc. (a)......................................      4.88%        12/15/27         1,946,868
       745,000  Lennar Corp. ...........................................      5.88%        11/15/24           772,938
     6,785,000  Lennar Corp. (b) .......................................      5.25%        06/01/26         6,649,366
       417,000  Standard Industries, Inc. (a)...........................      5.38%        11/15/24           415,040
       295,000  Standard Industries, Inc. (a)...........................      6.00%        10/15/25           300,163
       892,000  Standard Industries, Inc. (a)...........................      5.00%        02/15/27           838,480
                                                                                                       --------------
                                                                                                           12,183,393
                                                                                                       --------------

                CABLE & SATELLITE -- 4.6%
     9,183,000  Altice US Finance I Corp. (a) (b) ......................      5.50%        05/15/26         9,046,265
     4,133,000  Cablevision Systems Corp. ..............................      8.00%        04/15/20         4,346,056
    14,200,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b) ......      5.75%        01/15/24        14,377,500
     2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.88%        04/01/24         2,040,000
     5,076,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a) ......      5.75%        02/15/26         5,056,964
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.50%        05/01/26         1,477,500
     2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.13%        05/01/27         2,706,933
    10,107,000  Cequel Communications Holdings I LLC / Cequel
                   Capital Corp. (a)....................................      7.75%        07/15/25        10,675,519
       800,000  Cequel Communications Holdings I LLC / Cequel
                   Capital Corp. (a)....................................      7.50%        04/01/28           828,640
     1,000,000  CSC Holdings LLC (a)....................................     10.13%        01/15/23         1,102,500


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$      819,000  CSC Holdings LLC (a)....................................      5.50%        04/15/27    $      790,335
     1,800,000  CSC Holdings LLC (a)....................................      5.38%        02/01/28         1,700,478
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%        04/15/21           101,125
                                                                                                       --------------
                                                                                                           54,249,815
                                                                                                       --------------

                CASINOS & GAMING -- 4.6%
     2,100,000  Boyd Gaming Corp. ......................................      6.38%        04/01/26         2,152,500
    19,770,000  Caesars Resort Collection LLC / CRC Finco, Inc.
                   (a) (b) .............................................      5.25%        10/15/25        19,078,050
     1,863,000  Eldorado Resorts, Inc. .................................      6.00%        04/01/25         1,890,945
       150,000  GLP Capital LP / GLP Financing II, Inc. ................      5.38%        04/15/26           152,790
     8,600,000  MGM Resorts International (b) ..........................      7.75%        03/15/22         9,438,500
     2,200,000  MGM Resorts International (b) ..........................      6.00%        03/15/23         2,285,250
       950,000  MGM Resorts International ..............................      5.75%        06/15/25           962,768
     2,439,000  Penn National Gaming, Inc. (a)..........................      5.63%        01/15/27         2,307,953
     4,152,000  Scientific Games International, Inc. (a)................      5.00%        10/15/25         4,006,721
     8,045,000  Station Casinos LLC (a).................................      5.00%        10/01/25         7,682,975
     4,500,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.50%        03/01/25         4,455,000
       410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.25%        05/15/27           385,958
                                                                                                       --------------
                                                                                                           54,799,410
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       483,000  Peabody Energy Corp. (a)................................      6.00%        03/31/22           499,301
       967,000  Peabody Energy Corp. (a)................................      6.38%        03/31/25         1,033,482
                                                                                                       --------------
                                                                                                            1,532,783
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.0%
       300,000  Summit Materials LLC / Summit Materials Finance
                   Corp. ...............................................      6.13%        07/15/23           306,000
        81,000  Summit Materials LLC / Summit Materials Finance
                   Corp. (a)............................................      5.13%        06/01/25            77,051
                                                                                                       --------------
                                                                                                              383,051
                                                                                                       --------------

                CONSUMER FINANCE -- 0.0%
       406,000  FirstCash, Inc. (a).....................................      5.38%        06/01/24           406,000
                                                                                                       --------------

                DIVERSIFIED METALS & MINING -- 0.7%
     8,111,000  Freeport-McMoRan, Inc. .................................      6.88%        02/15/23         8,719,325
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 1.8%
     5,810,000  KB Home (b) ............................................      7.00%        12/15/21         6,152,092
     1,725,000  KB Home ................................................      7.63%        05/15/23         1,850,063
     1,000,000  Meritage Homes Corp. ...................................      7.00%        04/01/22         1,080,000
     4,302,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         4,259,023
     7,914,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b) ....      5.88%        06/15/24         7,894,215
                                                                                                       --------------
                                                                                                           21,235,393
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
     3,285,000  Wrangler Buyer Corp. (a)................................      6.00%        10/01/25         3,104,325
                                                                                                       --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. ...........................      6.00%        10/15/23           103,500
                                                                                                       --------------

                FINANCIAL EXCHANGES & DATA -- 0.2%
     1,741,000  MSCI, Inc. (a)..........................................      5.75%        08/15/25         1,823,698
                                                                                                       --------------

                FOOD RETAIL -- 0.2%
     2,115,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP /
                   Albertson's LLC .....................................      5.75%        03/15/25         1,914,075
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.6%
     6,950,000  DJO Finance LLC / DJO Finance Corp. (a) (b) ............      8.13%        06/15/21         7,175,875
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE FACILITIES -- 8.6%
$      250,000  Acadia Healthcare Co., Inc. ............................      6.50%         03/01/24   $      255,625
       250,000  Encompass Health Corp. .................................      5.13%         03/15/23          250,625
    14,303,000  Encompass Health Corp. (b) .............................      5.75%         11/01/24       14,563,601
       250,000  Encompass Health Corp. .................................      5.75%         09/15/25          252,500
     1,000,000  HCA, Inc. ..............................................      7.50%         02/15/22        1,101,250
     3,524,000  HCA, Inc. ..............................................      5.88%         05/01/23        3,695,795
     7,019,000  HCA, Inc. (b) ..........................................      5.38%         02/01/25        7,124,284
     6,530,000  HCA, Inc. ..............................................      5.88%         02/15/26        6,766,713
       500,000  LifePoint Health, Inc. .................................      5.50%         12/01/21          510,625
     1,500,000  LifePoint Health, Inc. .................................      5.88%         12/01/23        1,573,425
     3,828,000  LifePoint Health, Inc. .................................      5.38%         05/01/24        4,005,045
    21,587,000  Select Medical Corp. (b) ...............................      6.38%         06/01/21       21,883,820
    10,139,000  Tenet Healthcare Corp. (a)..............................      7.50%         01/01/22       10,658,623
    27,514,000  Tenet Healthcare Corp. (b) .............................      8.13%         04/01/22       29,405,587
     1,000,000  Universal Health Services, Inc. (a).....................      5.00%         06/01/26          985,000
                                                                                                       --------------
                                                                                                          103,032,518
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.9%
     1,680,000  DaVita, Inc. ...........................................      5.13%         07/15/24        1,638,000
     1,976,000  DaVita, Inc. ...........................................      5.00%         05/01/25        1,867,320
     5,638,000  Envision Healthcare Corp. (a)...........................      5.13%         07/01/22        5,719,046
     2,700,000  Envision Healthcare Corp. (b) ..........................      5.63%         07/15/22        2,774,250
     3,800,000  Envision Healthcare Corp. (a)...........................      6.25%         12/01/24        4,066,000
     6,701,000  MEDNAX, Inc. (a)........................................      5.25%         12/01/23        6,667,495
                                                                                                       --------------
                                                                                                           22,732,111
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.2%
    14,663,000  Change Healthcare Holdings LLC / Change Healthcare
                   Finance, Inc. (a) (b) ...............................      5.75%        03/01/25        14,241,439
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.4%
     3,600,000  ESH Hospitality, Inc. (a)...............................      5.25%        05/01/25         3,501,360
       820,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                   Corp. ...............................................      4.63%        04/01/25           801,550
                                                                                                       --------------
                                                                                                            4,302,910
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.6%
     4,850,000  Energizer Holdings, Inc. (a)............................      5.50%        06/15/25         4,783,313
     2,000,000  Spectrum Brands, Inc. ..................................      6.13%        12/15/24         2,040,000
                                                                                                       --------------
                                                                                                            6,823,313
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.9%
     8,700,000  NRG Energy, Inc. (b) ...................................      6.25%        07/15/22         8,993,625
     1,881,000  NRG Energy, Inc. (a)....................................      5.75%        01/15/28         1,871,219
                                                                                                       --------------
                                                                                                           10,864,844
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.0%
       235,000  RBS Global, Inc. / Rexnord LLC (a)......................      4.88%        12/15/25           226,775
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.1%
       858,000  SPX FLOW, Inc. (a)......................................      5.63%        08/15/24           855,855
       858,000  SPX FLOW, Inc. (a)......................................      5.88%        08/15/26           862,290
                                                                                                       --------------
                                                                                                            1,718,145
                                                                                                       --------------

                INSURANCE BROKERS -- 0.5%
     5,184,000  AmWINS Group, Inc. (a)..................................      7.75%        07/01/26         6,090,165
        86,000  HUB International Ltd. (a)..............................      7.00%        05/01/26            86,538
                                                                                                       --------------
                                                                                                            6,176,703
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
$    9,000,000  Frontier Communications Corp. ..........................      8.13%        10/01/18    $    9,045,000
     4,000,000  Frontier Communications Corp. ..........................      7.13%        03/15/19         4,040,000
    10,851,000  Zayo Group LLC / Zayo Capital, Inc. (a).................      5.75%        01/15/27        10,769,618
                                                                                                       --------------
                                                                                                           23,854,618
                                                                                                       --------------

                INVESTMENT BANKING & BROKERAGE -- 0.5%
     5,740,000  LPL Holdings, Inc. (a)..................................      5.75%        09/15/25         5,582,150
                                                                                                       --------------

                IT CONSULTING & OTHER SERVICES -- 0.1%
       725,000  CDK Global, Inc. .......................................      5.88%        06/15/26           744,938
                                                                                                       --------------

                LEISURE FACILITIES -- 2.9%
     1,850,000  Cedar Fair LP / Canada's Wonderland Co. /
                   Magnum Management Corp. / Millennium Op .............      5.38%        04/15/27         1,817,625
    12,320,000  Constellation Merger Sub, Inc. (a) (b) .................      8.50%        09/15/25        11,704,000
    14,300,000  Six Flags Entertainment Corp. (a) (b) ..................      4.88%        07/31/24        13,996,125
     7,354,000  Six Flags Entertainment Corp. (a).......................      5.50%        04/15/27         7,216,113
                                                                                                       --------------
                                                                                                           34,733,863
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.9%
     1,360,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. /
                   inVentiv Health Clinical, Inc. (a)...................      7.50%        10/01/24         1,434,800
       800,000  IQVIA, Inc. (a).........................................      5.00%        10/15/26           800,360
     7,683,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a)..................................      6.38%        08/01/23         7,757,448
       412,000  West Street Merger Sub, Inc. (a)........................      6.38%        09/01/25           402,730
                                                                                                       --------------
                                                                                                           10,395,338
                                                                                                       --------------

                MANAGED HEALTH CARE -- 3.6%
     2,667,000  Centene Corp. ..........................................      6.13%        02/15/24         2,813,685
    27,702,000  MPH Acquisition Holdings LLC (a) (b) ...................      7.13%        06/01/24        28,740,824
     1,675,000  Polaris Intermediate Corp. (a) (c) .....................      8.50%        12/01/22         1,737,813
     9,000,000  WellCare Health Plans, Inc. ............................      5.25%        04/01/25         9,078,750
                                                                                                       --------------
                                                                                                           42,371,072
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.3%
       961,000  Berry Global, Inc. (a)..................................      4.50%        02/15/26           905,742
       961,000  Crown Americas LLC / Crown Americas Capital
                   Corp. VI (a).........................................      4.75%        02/01/26           905,743
     1,340,000  Owens-Brockway Glass Container, Inc. (a)................      5.88%        08/15/23         1,365,125
       350,000  Owens-Brockway Glass Container, Inc. (a)................      6.38%        08/15/25           360,500
                                                                                                       --------------
                                                                                                            3,537,110
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.7%
     3,000,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22         3,063,750
    12,690,000  AMC Entertainment Holdings, Inc. (b) ...................      5.75%        06/15/25        12,563,100
     2,254,000  Cinemark USA, Inc. (b) .................................      4.88%        06/01/23         2,232,136
     1,100,000  Live Nation Entertainment, Inc. (a) (b) ................      5.38%        06/15/22         1,122,000
       828,000  Live Nation Entertainment, Inc. (a).....................      5.63%        03/15/26           828,000
                                                                                                       --------------
                                                                                                           19,808,986
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 2.1%
     3,700,000  Murphy Oil Corp. .......................................      6.88%        08/15/24         3,894,250
     3,250,000  Sanchez Energy Corp. ...................................      7.75%        06/15/21         2,827,500
     3,125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23         2,160,156
    11,239,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        09/15/24        11,576,170
     4,785,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        01/15/28         4,808,925
                                                                                                       --------------
                                                                                                           25,267,001
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS REFINING & MARKETING -- 0.0%
$      415,000  Murphy Oil USA, Inc. ...................................      5.63%        05/01/27    $      413,963
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.7%
    14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (b) ...................................      6.25%        04/01/23        14,896,325
     4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      5.75%        04/01/25         4,055,000
     1,035,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (a)............................................      6.00%        08/01/24         1,064,798
       312,000  Summit Midstream Holdings LLC / Summit Midstream
                   Finance Corp. .......................................      5.50%        08/15/22           310,440
                                                                                                       --------------
                                                                                                           20,326,563
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.8%
     4,000,000  B&G Foods, Inc. ........................................      5.25%        04/01/25         3,850,000
     6,315,000  Post Holdings, Inc. (a).................................      5.50%        03/01/25         6,236,063
     8,996,000  Post Holdings, Inc. (a).................................      5.00%        08/15/26         8,501,220
     3,240,000  Post Holdings, Inc. (a).................................      5.75%        03/01/27         3,159,000
                                                                                                       --------------
                                                                                                           21,746,283
                                                                                                       --------------

                PAPER PACKAGING -- 1.4%
    16,543,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu (a) (b) ....................      7.00%        07/15/24        16,780,806
                                                                                                       --------------

                PHARMACEUTICALS -- 2.3%
     4,028,000  Eagle Holding Co. II LLC (a) (d)........................      7.63%        05/15/22         4,077,101
    17,865,000  Endo Finance LLC / Endo Finco, Inc. (a) (b) ............      7.25%        01/15/22        16,971,750
     6,248,000  Horizon Pharma, Inc. ...................................      6.63%        05/01/23         6,326,100
                                                                                                       --------------
                                                                                                           27,374,951
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.7%
     8,916,000  Realogy Group LLC / Realogy Co-Issuer Corp. (a).........      4.88%        06/01/23         8,345,376
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.0%
       625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...........      5.00%        04/15/22           608,984
                                                                                                       --------------

                RESTAURANTS -- 0.3%
       661,000  Brinker International, Inc. (a).........................      5.00%        10/01/24           637,865
     3,418,000  IRB Holding Corp. (a)...................................      6.75%        02/15/26         3,255,645
                                                                                                       --------------
                                                                                                            3,893,510
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.0%
       291,000  Brink's (The) Co. (a)...................................      4.63%        10/15/27           275,722
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. .................................      4.75%        06/01/26         1,950,000
       481,000  Aramark Services, Inc. (a)..............................      5.00%        02/01/28           465,223
                                                                                                       --------------
                                                                                                            2,415,223
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
       900,000  Valvoline, Inc. ........................................      5.50%        07/15/24           911,250
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 1.7%
    20,029,000  BMC Software Finance, Inc. (a) (b) .....................      8.13%        07/15/21        20,529,725
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.9%
     1,850,000  Dell International LLC / EMC Corp. (a)..................      5.88%        06/15/21         1,899,094
    12,850,000  Dell International LLC / EMC Corp. (a) (b) .............      7.13%        06/15/24        13,816,660
     6,440,000  Dell International LLC / EMC Corp. (a)..................      6.02%        06/15/26         6,818,326
                                                                                                       --------------
                                                                                                           22,534,080
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                TRADING COMPANIES & DISTRIBUTORS -- 0.8%
$    5,000,000  United Rentals North America, Inc. .....................      5.75%        11/15/24    $    5,131,250
       250,000  United Rentals North America, Inc. .....................      5.50%        07/15/25           254,688
     2,948,000  United Rentals North America, Inc. .....................      5.88%        09/15/26         3,003,275
       945,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           938,763
                                                                                                       --------------
                                                                                                            9,327,976
                                                                                                       --------------

                TRUCKING -- 0.6%
     2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................      5.13%        06/01/22         2,279,875
     4,875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b) ............................................      5.50%        04/01/23         4,820,156
                                                                                                       --------------
                                                                                                            7,100,031
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
       205,000  SBA Communications Corp. ...............................      4.00%        10/01/22           199,428
     9,469,000  SBA Communications Corp. ...............................      4.88%        09/01/24         9,184,930
     4,000,000  Sprint Capital Corp. ...................................      6.90%        05/01/19         4,092,000
     1,020,000  Sprint Communications, Inc. (a).........................      9.00%        11/15/18         1,038,615
     2,250,000  Sprint Communications, Inc. (b) ........................      7.00%        08/15/20         2,356,875
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           154,875
     1,180,000  T-Mobile USA, Inc. .....................................      5.13%        04/15/25         1,188,142
       416,000  T-Mobile USA, Inc. .....................................      4.50%        02/01/26           391,560
                                                                                                       --------------
                                                                                                           18,606,425
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     810,757,976
                (Cost $812,371,467)                                                                    --------------

FOREIGN CORPORATE BONDS -- 7.1%

                ALUMINUM -- 0.9%
     9,376,000  Alcoa Nederland Holding BV (a)..........................      7.00%        09/30/26        10,172,960
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.1%
       965,000  Delphi Technologies PLC (a).............................      5.00%        10/01/25           912,417
                                                                                                       --------------

                AUTOMOBILE MANUFACTURERS -- 0.3%
     4,000,000  Fiat Chrysler Automobiles NV ...........................      5.25%        04/15/23         4,040,000
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.9%
     9,000,000  Cemex SAB de C.V. (a) (b) ..............................      7.75%        04/16/26         9,929,340
     1,283,000  Masonite International Corp. (a)........................      5.63%        03/15/23         1,315,075
                                                                                                       --------------
                                                                                                           11,244,415
                                                                                                       --------------

                CABLE & SATELLITE -- 1.5%
       200,000  Unitymedia GmbH (a).....................................      6.13%        01/15/25           208,980
     3,703,000  UPCB Finance IV Ltd. (a)................................      5.38%        01/15/25         3,591,910
     2,000,000  Virgin Media Finance PLC (a)............................      6.38%        04/15/23         2,065,000
     2,480,000  Virgin Media Finance PLC (a)............................      6.00%        10/15/24         2,433,500
     1,654,000  Virgin Media Finance PLC (a)............................      5.75%        01/15/25         1,555,794
     2,000,000  Virgin Media Secured Finance PLC (a)....................      5.25%        01/15/26         1,887,500
     7,073,000  Virgin Media Secured Finance PLC (a)....................      5.50%        08/15/26         6,754,714
                                                                                                       --------------
                                                                                                           18,497,398
                                                                                                       --------------

                CASINOS & GAMING -- 0.4%
       250,000  International Game Technology PLC (a)...................      5.63%        02/15/20           255,938
     3,329,000  International Game Technology PLC (a)...................      6.25%        02/15/22         3,462,160
     1,673,000  Melco Resorts Finance Ltd. (a)..........................      4.88%        06/06/25         1,586,559
                                                                                                       --------------
                                                                                                            5,304,657
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
$    1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) (b) ...........................      5.25%        04/15/21    $    1,278,545
     3,000,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) ...............................      5.88%        04/15/23         3,006,600
       804,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) ...............................      5.63%        03/01/24           786,151
                                                                                                       --------------
                                                                                                            5,071,296
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.1%
       950,000  Ritchie Bros Auctioneers, Inc. (a)......................      5.38%        01/15/25           935,750
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES -- 0.1%
     1,000,000  Open Text Corp. (a).....................................      5.88%        06/01/26         1,027,500
                                                                                                       --------------

                OIL & GAS DRILLING -- 0.1%
       900,000  Weatherford International Ltd. .........................      9.88%        02/15/24           918,000
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.2%
     2,849,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b) .........      5.88%        07/15/24         2,742,163
                                                                                                       --------------

                PHARMACEUTICALS -- 1.1%
     5,878,000  Bausch Health Cos., Inc. (a)............................      7.50%        07/15/21         6,006,580
       970,000  Concordia International Corp. (a) (e)...................      9.00%        04/01/22           882,700
     4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.75%        08/01/22         3,888,750
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.63%        10/15/23           866,250
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.50%        04/15/25         1,443,750
                                                                                                       --------------
                                                                                                           13,088,030
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
       405,000  IHS Markit Ltd. (a).....................................      4.75%        02/15/25           406,519
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.50%        10/01/21           825,000
       813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.00%        02/01/25           743,895
                                                                                                       --------------
                                                                                                            1,975,414
                                                                                                       --------------

                RESTAURANTS -- 0.8%
     9,458,000  1011778 BC ULC / New Red Finance, Inc. (a)..............        5.00%       10/15/25        9,115,148
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................      85,045,148
                (Cost $86,060,603)                                                                     --------------



  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 34.5%

                AEROSPACE & DEFENSE -- 0.3%
       430,055  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      4.58%        06/09/23           429,723
     3,720,276  Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor...................................      4.58%        05/30/25         3,720,760
                                                                                                       --------------
                                                                                                            4,150,483
                                                                                                       --------------

                APPLICATION SOFTWARE -- 2.9%
     2,407,839  CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.00%, 1.00% Floor ................................      5.08%        04/26/24         2,402,951
     6,311,518  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.33%        08/06/22         6,337,459


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                APPLICATION SOFTWARE (CONTINUED)
$      461,657  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 1.00% Floor ....................      4.83%        10/12/23    $      462,234
     5,166,829  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.36%        11/01/23         5,179,177
       727,139  Micro Focus International (MA Finance LLC), Miami Escrow
                   Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor ......      4.58%        06/21/24           722,820
     4,922,890  Micro Focus International (MA Finance LLC), Seattle
                   Spinco, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      4.58%        06/21/24         4,893,648
    10,989,110  Mitchell International, Inc., 1st Lien Term Loan,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.33%        11/30/24        10,951,857
     3,191,940  Qlik Technologies (Project Alpha Intermediate Holdings,
                   Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      5.99%        04/26/24         3,174,639
                                                                                                       --------------
                                                                                                           34,124,785
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
     2,035,714  Victory Capital Holdings (VCH Holdings LLC), Term Loan B,
                   3 Mo. LIBOR + 2.75%, 0.00% Floor ....................      5.08%        02/15/25         2,038,259
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.9%
     5,984,925  Gates Global LLC, Initial B-2 Dollar Term Loan,
                   3 Mo. LIBOR + 2.75%, 1.00% Floor ....................      5.08%        03/31/24         5,995,877
     1,481,423  Lumileds (Bright Bidco B.V), Term Loan B, 1 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      5.58%        06/30/24         1,470,683
     3,114,764  Lumileds (Bright Bidco B.V), Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      5.83%        06/30/24         3,092,181
                                                                                                       --------------
                                                                                                           10,558,741
                                                                                                       --------------

                BROADCASTING -- 0.5%
     5,363,556  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      5.08%        01/27/24         5,356,851
       201,589  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor..........................................      5.08%        12/27/20           201,589
                                                                                                       --------------
                                                                                                            5,558,440
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       121,114  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                                               0.00% Floor .............      4.33%        12/14/24           121,084
                                                                                                       --------------

                CASINOS & GAMING -- 2.9%
     1,259,992  Caesars Resort Collection LLC, Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................      4.83%        12/22/24         1,264,515
     4,928,626  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor .........................................      4.83%        10/04/23         4,941,638
    28,518,050  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 0.00% Floor ..........................      5.83%        07/28/25        28,759,599
                                                                                                       --------------
                                                                                                           34,965,752
                                                                                                       --------------

                ELECTRIC UTILITIES -- 0.8%
     9,834,717  Vistra Energy Corp. (fka TXU), 2018 Incremental
                   Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor ......  4.07% - 4.08%    12/31/25         9,807,671
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       169,524  PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      5.35%        12/04/24           169,312
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD RETAIL -- 1.0%
$    4,272,795  Albertsons LLC, FILO ABL Term Loan, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      5.08%        05/31/23    $    4,262,113
       114,320  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      5.34%        12/21/22           113,820
     7,556,607  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      5.32%        06/22/23         7,506,205
                                                                                                       --------------
                                                                                                           11,882,138
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.9%
     5,551,845  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.33%        06/08/20         5,539,131
     5,595,705  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.59%        06/08/20         5,582,891
                                                                                                       --------------
                                                                                                           11,122,022
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 0.3%
       951,725  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................      4.58%        02/16/23           954,818
     2,370,862  Gentiva Health Services, Inc., Term Loan B, 3 Mo.
                   LIBOR + 3.75%, 0.00% Floor ..........................      6.13%        06/30/25         2,388,643
                                                                                                       --------------
                                                                                                            3,343,461
                                                                                                       --------------

                HEALTH CARE SERVICES -- 3.0%
     2,198,502  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo.
                   LIBOR + 6.13%, 1.00% Floor ..........................      8.47%        01/16/23         2,101,394
       103,546  Air Medical Group Holdings, Inc., 2018 New Term Loan, 1
                   Mo. LIBOR + 4.25%, 1.00% Floor ......................      6.33%        03/14/25           102,045
     1,593,638  Air Medical Group Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................      5.35%        04/28/22         1,545,255
     2,471,000  Air Methods Corp. (aka ASP AMC Intermediate Holdings,
                   Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      5.83%        04/30/24         2,265,289
       367,483  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.08%        06/07/23           368,020
     6,003,724  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.34%        06/07/23         6,012,489
     1,795,500  Dupage Medical Group (Midwest Physician), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.75% Floor ....................      4.81%        08/15/24         1,770,812
       243,836  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      5.33%        07/27/23           244,979
     3,434,123  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ......      6.57%        07/01/21         3,217,361
     4,199,063  Surgery Center Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      5.33%        08/31/24         4,198,181
     6,100,243  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      4.83%        02/06/24         5,924,861
     8,754,087  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      6.58%        12/30/22         8,606,405
                                                                                                       --------------
                                                                                                           36,357,091
                                                                                                       --------------

                HOUSEHOLD APPLIANCES -- 0.7%
     8,823,541  Traeger Grills, Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00%
                   Floor ...............................................      6.58%        09/25/24         8,845,599
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOUSEHOLD PRODUCTS -- 0.4%
$       12,626  Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      4.17%        06/23/22    $       12,640
     4,974,747  Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................  4.34% - 4.36%    06/23/22         4,980,170
                                                                                                       --------------
                                                                                                            4,992,810
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 0.8%
     9,326,356  BJ's Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo.
                   LIBOR + 3.50%, 1.00% Floor ..........................      5.60%        01/31/24         9,338,014
                                                                                                       --------------

                INSURANCE BROKERS -- 1.0%
        14,464  HUB International Ltd., Term Loan B, 2 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      5.16%        04/25/25            14,449
     5,771,040  HUB International Ltd., Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      5.34%        04/25/25         5,765,269
     5,855,540  USI, Inc. (fka Compass Investors, Inc.), Term Loan B,
                   3 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.33%        05/15/24         5,836,509
                                                                                                       --------------
                                                                                                           11,616,227
                                                                                                       --------------

                LEISURE FACILITIES -- 0.1%
       764,367  Planet Fitness Holdings LLC, 2016 Term Loan, Prime Rate
                   + 1.75%, 0.75% Floor ................................      6.75%        03/31/21           763,411
       179,104  Planet Fitness Holdings LLC, 2016 Term Loan, 3 Mo. LIBOR
                   + 2.75%, 0.75% Floor ................................      5.08%        03/31/21           178,880
                                                                                                       --------------
                                                                                                              942,291
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.5%
       398,606  Immucor, Inc., Term Loan B-3, 2 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      7.17%        06/15/21           402,760
     1,724,887  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor ...............................................      5.33%        05/31/25         1,722,110
    15,438,723  Parexel International Corp., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor ................................      4.83%        09/27/24        15,384,687
                                                                                                       --------------
                                                                                                           17,509,557
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.3%
     2,899,290  Davis Vision (Wink Holdco), Initial Term Loan, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      5.08%        12/02/24         2,886,968
       403,919  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor .............     5.08%        06/07/23           403,818
                                                                                                       --------------
                                                                                                            3,290,786
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.1%
    14,209,878  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      4.83%        04/04/24        14,230,624
    10,380,234  Duff & Phelps Corp. (Deerfield Dakota), Initial Term
                   Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor ..............      5.58%        02/13/25        10,373,799
       824,950  First Data Corp., 2024A New Dollar Term Loan, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................      4.07%        04/26/24           824,562
                                                                                                       --------------
                                                                                                           25,428,985
                                                                                                       --------------

                PAPER PACKAGING -- 0.2%
     2,723,901  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      4.83%        02/05/23         2,732,018
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS -- 4.0%
$    7,996,498  Concordia Healthcare Corp., Initial Dollar Term Loan,
                   1 Mo. LIBOR + 4.25%, 1.00% Floor (e).................      6.33%        10/21/21    $    7,170,219
     2,328,571  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                   Floor ...............................................      6.38%        04/29/24         2,329,060
     8,451,128  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      5.38%        03/29/24         8,454,677
       290,534  Mallinckrodt International Finance S.A., 2018
                   Incremental Term Loan, 6 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      5.52%        02/24/25           288,114
       290,527  Mallinckrodt International Finance S.A., 2017
                   Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor .......      5.20%        09/24/24           285,806
    28,615,048  Valeant Pharmaceuticals International, Inc.,
                   Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor .......      5.09%        06/01/25        28,640,516
                                                                                                       --------------
                                                                                                           47,168,392
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 3.0%
    12,458,952  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.33%        09/26/21         9,690,698
    11,321,074  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor ......      5.33%        07/23/21        10,691,396
     5,055,508  Advantage Sales & Marketing, Inc., Term Loan (Second
                   Lien), 1 Mo. LIBOR + 6.50%, 1.00% Floor .............      8.58%        07/25/22         4,404,611
     1,964,080  Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................      5.33%        07/23/21         1,846,844
     7,850,000  Information Resources, Inc., Second Lien Term Loan,
                   3 Mo. LIBOR + 8.25%, 1.00% Floor ....................     10.57%        01/20/25         7,869,626
       790,000  Information Resources, Inc., Term Loan B, 3 Mo. LIBOR +
                   4.25%, 1.00% Floor ..................................      6.57%        01/18/24           793,460
                                                                                                       --------------
                                                                                                           35,296,635
                                                                                                       --------------

                RESTAURANTS -- 0.8%
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo.
                   LIBOR + 8.00%, 1.00% Floor ..........................     10.33%        08/15/22         1,685,000
     7,665,048  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      6.83%        08/02/21         7,671,410
                                                                                                       --------------
                                                                                                            9,356,410
                                                                                                       --------------

                RETAIL REIT'S -- 0.5%
     5,765,255  Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR
                   + 6.00%, 1.00% Floor ................................      8.08%        03/24/25         5,851,734
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.2%
    10,184,000  Asurion LLC, Second Lien Replacement B-2 Term Loan,
                   1 Mo. LIBOR + 6.50%, 0.00% Floor ....................      8.58%        07/31/25        10,326,169
     1,333,104  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.08%        08/04/22         1,332,385
     2,955,457  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.08%        11/03/23         2,950,107
                                                                                                       --------------
                                                                                                           14,608,661
                                                                                                       --------------

                SPECIALTY STORES -- 0.3%
     3,230,463  Toys "R" US-Delaware, Inc., Term B-2 Loan, Prime Rate +
                   2.75%, 1.50% Floor (e) (h)...........................      7.75%        05/25/18         1,717,540
     3,666,657  Toys "R" US-Delaware, Inc., Term B-4 Loan, Prime Rate +
                   7.75%, 1.00% Floor (e) (h)...........................     12.75%        04/25/20         1,974,495
                                                                                                       --------------
                                                                                                            3,692,035
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE -- 3.8%
$    1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................      9.33%        09/13/25    $    1,299,480
     3,499,633  Avast Software B.V. (Sybil Software LLC), Term Loan B,
                   3 Mo. LIBOR + 2.50%, 1.00% Floor ....................      4.83%        09/30/23         3,504,007
     5,525,625  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 0.00% Floor ..................................      5.33%        07/15/25         5,520,597
     4,128,637  Compuware Corp., Term Loan B-3, 1 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      5.58%        12/15/21         4,133,757
    15,256,097  Misys Financial Software Ltd. (Almonde, Inc.), Term
                   Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor ............      5.81%        06/13/24        15,039,157
     6,538,462  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      5.33%        04/24/22         6,499,950
     7,058,432  SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................      4.58%        04/16/25         7,076,078
     2,618,987  SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................      4.58%        04/16/25         2,625,535
                                                                                                       --------------
                                                                                                           45,698,561
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.1%
       772,269  Reece International Pty Ltd., Term Loan B, 3 Mo. LIBOR +
                   2.00%, 0.00% Floor ..................................      4.34%        06/15/25           772,269
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     411,340,223
                (Cost $418,533,527)                                                                    --------------



    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         1,629  Vistra Energy Corp. (i)..............................................................           1,071
         2,702  Vistra Energy Corp. Claim (i) (j) (k)................................................               0
                                                                                                       --------------
                TOTAL RIGHTS.........................................................................           1,071
                (Cost $2,830)                                                                          --------------

MONEY MARKET FUNDS -- 0.8%

     8,993,882  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                Institutional Class - 1.79% (l)......................................................       8,993,882
                (Cost $8,993,882)                                                                      --------------

                TOTAL INVESTMENTS -- 110.5%..........................................................   1,316,138,300
                (Cost $1,325,962,309) (m)                                                              --------------



   PRINCIPAL                                 DESCRIPTION                    STATED           STATED
     VALUE                                                                  COUPON          MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (1.7%)

 $(11,000,000)  United States Treasury Note ............................      1.88%       04/30/2022      (10,637,129)
  (10,000,000)  United States Treasury Note ............................      2.25%       02/15/2027       (9,471,680)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT...............................................     (20,108,809)
                (Proceeds $20,968,750)                                                                 --------------


                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


   PRINCIPAL                                 DESCRIPTION                    STATED           STATED
     VALUE                                                                  COUPON          MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. TREASURY BILLS SOLD SHORT -- (8.8%)

$  (25,000,000) U.S. Treasury Bill                                             (n)        08/09/2018   $  (24,989,694)
   (80,000,000) U.S. Treasury Bill                                             (n)        08/16/2018      (79,938,042)
                                                                                                       --------------
                TOTAL U.S. TREASURY BILLS SOLD SHORT.................................................    (104,927,736)
                (Proceeds $104,929,234)                                                                --------------

                TOTAL INVESTMENTS SOLD SHORT -- (10.5%)..............................................    (125,036,545)
                (Proceeds $125,897,984)                                                                --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%...........................................         (33,666)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,191,068,089
                                                                                                       ==============


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $560,976,794 or 47.1% of net assets.

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest
      Rate plus 75 basis points. For the fiscal year-to-date period (November 1,
      2017 through July 31, 2018), this security paid all of its interest in cash.

(d)   These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2)
      entirely in PIK interest. Interest paid in cash will accrue at the rate of
      7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2017 through July
      31, 2018), this security paid all of its interest in cash.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(g)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(i)   Non-income producing security.

(j)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, securities noted as such amounted to $0 or 0.0%
      of net assets. (k) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to
      Portfolio of Investments).

(l)   Rate shown reflects yield as of July 31, 2018.

                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

(m)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,425,285 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,387,855. The net unrealized depreciation was $8,962,570. The amounts presented are inclusive of investments sold short.

(n)   Zero coupon security.

LIBOR - London Interbank Offered Rate

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):


                                                ASSETS TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Corporate Bonds*...........................  $  810,757,976   $         --   $  810,757,976   $           --
Foreign Corporate Bonds*...................      85,045,148             --       85,045,148               --
Senior Floating-Rate Loan Interests*.......     411,340,223             --      411,340,223               --
Rights:                                                                                                   --
    Electric Utilities.....................           1,071             --            1,071               --**
Money Market Funds.........................       8,993,882      8,993,882               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,316,138,300   $  8,993,882   $1,307,144,418   $           --**
                                             ==============   ============   ==============   ==============

                                             LIABILITIES TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
U.S. Government Notes Sold Short...........  $  (20,108,809)  $         --   $  (20,108,809)  $           --
U.S. Treasury Bills Sold Short.............    (104,927,736)            --     (104,927,736)              --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $ (125,036,545)  $         --   $ (125,036,545)  $           --
                                             ==============   ============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018. Level 3 Rights are fair valued by the Advisor's
Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3
Rights value is based on unobservable and non-quantitative inputs. The Trust's
Board of Trustees has adopted valuation procedures that are utilized by the
Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the
Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

                        See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
Rights                                               $        --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JULY 31, 2018
   Rights                                                     --*
                                                     -----------
Total Level 3 Holdings                               $        --*
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2018.

                        See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete.

(1)   The terms "security" and "securities" used throughout the Notes to
      Portfolio of Investments includes Senior Loans.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2018 (UNAUDITED)

      Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;

            2)    the liquidity conditions in the relevant market and changes thereto;

            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);

            4)    issuer-specific conditions (such as significant credit
                  deterioration); and

            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of the security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value,


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2018 (UNAUDITED)

establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July
31, 2018.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31,
2018.


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER -- 37.4%

                AEROSPACE/DEFENSE -- 0.7%
$   10,000,000  Northrop Grumman Corp. .................................      2.39%        08/15/18    $    9,990,852
     5,000,000  Rockwell Collins, Inc. .................................      2.34%        08/10/18         4,997,121
                                                                                                       --------------
                                                                                                           14,987,973
                                                                                                       --------------

                AGRICULTURE -- 1.8%
     7,000,000  BAT International Finance PLC ..........................      2.55%        08/08/18         6,996,584
     3,460,000  BAT International Finance PLC ..........................      2.56%        08/10/18         3,457,822
     5,000,000  Bunge Asset Funding Corp. ..............................      2.55%        08/15/18         4,995,122
    10,000,000  Bunge Asset Funding Corp. ..............................      2.55%        08/16/18         9,989,547
     8,000,000  Bunge Asset Funding Corp. ..............................      2.52%        08/20/18         7,989,499
     7,000,000  Bunge Asset Funding Corp. ..............................      2.61%        09/11/18         6,979,272
                                                                                                       --------------
                                                                                                           40,407,846
                                                                                                       --------------

                APPAREL -- 0.2%
     5,000,000  VF Corp. ...............................................      2.31%        08/30/18         4,990,856
                                                                                                       --------------

                AUTO MANUFACTURERS -- 2.0%
     2,000,000  Ford Motor Credit Co. LLC ..............................      2.07%        09/05/18         1,996,040
     5,000,000  General Motors Financial Co, Inc. ......................      2.59%        08/06/18         4,998,224
     6,000,000  General Motors Financial Co, Inc. ......................      2.59%        08/13/18         5,994,887
     6,000,000  Hyundai Capital America ................................      2.62%        09/27/18         5,975,522
     9,000,000  VW Credit, Inc. ........................................      2.59%        08/13/18         8,992,339
     9,342,000  VW Credit, Inc. ........................................  2.56% - 2.59%    09/12/18         9,314,306
     6,000,000  VW Credit, Inc. ........................................      2.67%        09/13/18         5,981,159
                                                                                                       --------------
                                                                                                           43,252,477
                                                                                                       --------------

                BEVERAGES -- 1.5%
     4,000,000  Constellation Brands, Inc. .............................      2.42%        08/02/18         3,999,735
     7,000,000  Constellation Brands, Inc. .............................      2.41%        08/03/18         6,999,078
     8,000,000  Constellation Brands, Inc. .............................      2.49%        08/06/18         7,997,273
     6,000,000  Constellation Brands, Inc. .............................      2.41%        08/09/18         5,996,838
     5,000,000  Constellation Brands, Inc. .............................      2.49%        08/14/18         4,995,569
     4,000,000  Constellation Brands, Inc. .............................      2.40%        08/17/18         3,995,804
                                                                                                       --------------
                                                                                                           33,984,297
                                                                                                       --------------

                CHEMICALS -- 2.3%
     5,250,000  Eastman Chemical Co. ...................................      2.40%        08/02/18         5,249,655
     9,000,000  EI du Pont de Nemours & Co. ............................      2.46%        08/14/18         8,992,130
     7,000,000  Nutrien Ltd. ...........................................      2.47%        08/01/18         7,000,000
     7,000,000  Nutrien Ltd. ...........................................      2.47%        08/07/18         6,997,157
     7,000,000  Nutrien Ltd. ...........................................      2.55%        08/21/18         6,990,251
     4,000,000  Nutrien Ltd. ...........................................      2.45%        08/23/18         3,994,101
     7,000,000  Nutrien Ltd. ...........................................      2.59%        08/27/18         6,987,125
     5,000,000  Sherwin-Williams (The) Co. .............................      2.70%        08/31/18         4,988,911
                                                                                                       --------------
                                                                                                           51,199,330
                                                                                                       --------------

                COMMERCIAL SERVICES -- 1.1%
     9,000,000  ERAC USA Finance LLC ...................................      2.39%        08/15/18         8,991,767
     8,000,000  ERAC USA Finance LLC ...................................      2.37%        08/23/18         7,988,602
     8,000,000  ERAC USA Finance LLC ...................................      2.41%        08/28/18         7,985,772
                                                                                                       --------------
                                                                                                           24,966,141
                                                                                                       --------------

                COMPUTERS -- 0.5%
     6,000,000  HP, Inc. ...............................................      2.44%        08/27/18         5,989,592
     6,000,000  HP, Inc. ...............................................      2.67%        10/22/18         5,964,162
                                                                                                       --------------
                                                                                                           11,953,754
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                DIVERSIFIED FINANCIAL SERVICES -- 1.4%
$    7,000,000  Hitachi Capital America Corp. ..........................      2.45%        08/13/18    $    6,994,369
     9,800,000  Hitachi Capital America Corp. ..........................      2.42%        08/14/18         9,791,567
     5,000,000  Hitachi Capital America Corp. ..........................      2.39%        08/31/18         4,990,208
     8,000,000  Nasdaq, Inc. ...........................................      2.47%        08/07/18         7,996,748
                                                                                                       --------------
                                                                                                           29,772,892
                                                                                                       --------------

                ELECTRIC -- 5.4%
     7,000,000  Dominion Energy, Inc. ..................................      2.42%        08/29/18         6,987,029
     8,000,000  Electricite de France S.A. .............................      2.37%        09/18/18         7,975,124
     8,000,000  Electricite de France S.A. .............................      2.42%        09/25/18         7,970,907
     7,000,000  Entergy Corp. ..........................................      2.57%        08/02/18         6,999,508
     8,000,000  Entergy Corp. ..........................................      2.60%        08/09/18         7,995,441
     5,000,000  Entergy Corp. ..........................................      2.60%        08/16/18         4,994,659
     7,000,000  Entergy Corp. ..........................................      2.62%        10/24/18         6,958,017
     5,000,000  Hawaiian Electric Co. Inc, .............................      2.69%        08/02/18         4,999,632
     5,000,000  Oncor Electric Delivery Co. LLC ........................      2.39%        08/02/18         4,999,672
     8,000,000  Oncor Electric Delivery Co. LLC ........................      2.45%        08/21/18         7,989,282
     6,000,000  Oncor Electric Delivery Co. LLC ........................      2.43%        08/23/18         5,991,233
     4,000,000  Oncor Electric Delivery Co. LLC ........................      2.49%        08/28/18         3,992,632
    10,000,000  South Carolina Fuel Co., Inc. ..........................      2.84%        08/06/18         9,996,111
     5,100,000  South Carolina Fuel Co., Inc. ..........................      2.79%        08/07/18         5,097,662
     7,000,000  Southern (The) Co. .....................................      2.49%        08/09/18         6,996,180
     5,000,000  WEC Energy Group, Inc. .................................      2.33%        08/07/18         4,998,082
    10,000,000  WEC Energy Group, Inc. .................................      2.39%        08/13/18         9,992,162
     5,000,000  Wisconsin Electric Power Co. ...........................      2.34%        08/08/18         4,997,762
                                                                                                       --------------
                                                                                                          119,931,095
                                                                                                       --------------

                ELECTRONICS -- 1.6%
     9,000,000  Arrow Electronics, Inc. ................................      2.80%        08/06/18         8,996,556
     5,000,000  Arrow Electronics, Inc. ................................      2.75%        08/09/18         4,996,993
     6,000,000  Arrow Electronics, Inc. ................................      2.79%        08/10/18         5,995,868
     5,000,000  Arrow Electronics, Inc. ................................      2.69%        08/21/18         4,992,638
     6,000,000  Arrow Electronics, Inc. ................................      2.79%        08/22/18         5,990,369
     5,000,000  Arrow Electronics, Inc. ................................      2.80%        08/24/18         4,991,209
                                                                                                       --------------
                                                                                                           35,963,633
                                                                                                       --------------

                GAS -- 0.4%
     8,000,000  CenterPoint Energy Resources Corp. .....................      2.60%        09/10/18         7,977,246
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 1.8%
     5,000,000  Boston Scientific Corp. ................................      2.44%        08/02/18         4,999,666
     8,000,000  Boston Scientific Corp. ................................      2.55%        08/08/18         7,996,097
     6,000,000  Boston Scientific Corp. ................................      2.55%        08/14/18         5,994,565
     5,000,000  Boston Scientific Corp. ................................      2.47%        08/17/18         4,994,597
     7,000,000  Boston Scientific Corp. ................................      2.60%        08/23/18         6,989,043
     5,000,000  Boston Scientific Corp. ................................      2.65%        09/11/18         4,985,148
     4,000,000  Boston Scientific Corp. ................................      2.65%        10/03/18         3,981,774
                                                                                                       --------------
                                                                                                           39,940,890
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.4%
     7,000,000  Cigna Corp. ............................................      2.76%        08/01/18         7,000,000
    10,000,000  Cigna Corp. ............................................      2.55%        09/17/18         9,967,328
     8,000,000  Humana, Inc. ...........................................      2.66%        08/13/18         7,993,013


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    1,400,000  Humana, Inc. ...........................................      2.63%        08/15/18    $    1,398,592
     5,000,000  Humana, Inc. ...........................................      2.76%        09/18/18         4,981,934
                                                                                                       --------------
                                                                                                           31,340,867
                                                                                                       --------------

                INSURANCE -- 0.3%
     7,000,000  Aon Corp. ..............................................      2.39%        08/23/18         6,989,943
                                                                                                       --------------

                LEISURE TIME -- 0.5%
     5,000,000  Royal Caribbean Cruises Ltd. ...........................      2.66%        08/16/18         4,994,540
     7,000,000  Royal Caribbean Cruises Ltd. ...........................      2.69%        08/29/18         6,985,567
                                                                                                       --------------
                                                                                                           11,980,107
                                                                                                       --------------

                MEDIA -- 0.5%
    10,000,000  Discovery Communications LLC ...........................      2.69%        08/20/18         9,986,002
                                                                                                       --------------

                MINING -- 0.3%
     7,000,000  Glencore Funding LLC ...................................      2.44%        09/20/18         6,976,656
                                                                                                       --------------

                OIL & GAS -- 3.1%
     9,000,000  Canadian Natural Resources Ltd. ........................      2.59%        08/01/18         8,999,999
     1,000,000  Canadian Natural Resources Ltd. ........................      2.44%        08/07/18           999,600
     9,000,000  Canadian Natural Resources Ltd. ........................      2.61%        08/10/18         8,994,204
     5,000,000  Canadian Natural Resources Ltd. ........................      2.42%        08/16/18         4,995,041
     5,000,000  Canadian Natural Resources Ltd. ........................      2.51%        08/23/18         4,992,452
     7,000,000  Canadian Natural Resources Ltd. ........................      2.51%        08/24/18         6,988,952
     8,000,000  Eni Finance USA, Inc. ..................................      2.49%        08/09/18         7,995,628
     5,000,000  Suncor Energy, Inc. ....................................      2.67%        08/02/18         4,999,634
     8,000,000  Suncor Energy, Inc. ....................................      2.47%        08/07/18         7,996,747
     3,500,000  Suncor Energy, Inc. ....................................      2.60%        08/08/18         3,498,254
     7,000,000  Suncor Energy, Inc. ....................................      2.57%        08/22/18         6,989,659
                                                                                                       --------------
                                                                                                           67,450,170
                                                                                                       --------------

                OIL & GAS SERVICES -- 0.9%
     7,000,000  FMC Technologies, Inc. .................................      2.55%        09/10/18         6,980,488
     7,000,000  Schlumberger Holdings Corp. ............................      2.55%        08/27/18         6,987,304
     6,000,000  Schlumberger Holdings Corp. ............................      2.47%        09/18/18         5,980,543
                                                                                                       --------------
                                                                                                           19,948,335
                                                                                                       --------------

                PACKAGING&CONTAINERS -- 0.3%
     6,000,000  Bemis Co., Inc. ........................................      2.64%        08/15/18         5,993,931
                                                                                                       --------------

                PIPELINES -- 4.3%
     3,000,000  Enable Midstream Partners, L.P. ........................      2.67%        08/10/18         2,998,027
     1,369,000  Enbridge Energy Partners, L.P. .........................      3.01%        08/13/18         1,367,645
     4,000,000  Enbridge Energy Partners, L.P. .........................      2.99%        08/14/18         3,995,739
     3,000,000  Enbridge Energy Partners, L.P. .........................      3.11%        08/20/18         2,995,154
    10,000,000  Enbridge Energy Partners, L.P. .........................  3.07% - 3.16%    08/28/18         9,977,007
     8,000,000  Enbridge Energy Partners, L.P. .........................      3.11%        09/05/18         7,976,249
    10,000,000  Enterprise Products Operating LLC ......................      2.39%        08/08/18         9,995,423
    15,000,000  Kinder Morgan, Inc. ....................................      2.79%        08/09/18        14,990,829
    10,000,000  Plains All American Pipeline, L.P. .....................      3.07%        08/01/18        10,000,000
    10,000,000  Plains Midstream Canada ULC ............................      3.07%        08/06/18         9,995,791
     5,000,000  Plains Midstream Canada ULC ............................      3.10%        08/10/18         4,996,187
     7,000,000  TransCanada American Investments Ltd. ..................      2.68%        09/12/18         6,978,446
     5,000,000  TransCanada PipeLines Ltd. .............................      2.44%        09/27/18         4,981,000


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                PIPELINES (CONTINUED)
$    5,000,000  TransCanada PipeLines Ltd. .............................      2.57%        10/25/18    $    4,970,248
                                                                                                       --------------
                                                                                                           96,217,745
                                                                                                       --------------

                RETAIL -- 2.3%
    10,500,000  AutoNation, Inc. .......................................      2.59%        08/03/18        10,498,512
     7,000,000  AutoNation, Inc. .......................................      2.59%        08/06/18         6,997,520
    11,850,000  Enbridge US, Inc. ......................................  2.94% - 2.99%    08/01/18        11,850,000
     5,000,000  Enbridge US, Inc. ......................................      2.99%        08/03/18         4,999,180
     5,000,000  Walgreens Boots Alliance, Inc. .........................      2.58%        08/08/18         4,997,526
     5,000,000  Walgreens Boots Alliance, Inc. .........................      2.34%        08/20/18         4,993,926
     7,000,000  Walgreens Boots Alliance, Inc. .........................      2.38%        08/29/18         6,987,249
                                                                                                       --------------
                                                                                                           51,323,913
                                                                                                       --------------

                SEMICONDUCTORS -- 0.3%
     5,800,000  QUALCOMM, Inc. .........................................      2.40%        09/20/18         5,780,988
                                                                                                       --------------

                TELECOMMUNICATIONS -- 2.4%
    10,000,000  AT&T, Inc. .............................................      2.67%        09/04/18         9,975,153
     5,000,000  AT&T, Inc. .............................................      2.88%        12/06/18         4,950,395
    10,000,000  Bell Canada, Inc. ......................................      2.62%        08/10/18         9,993,536
     5,000,000  Bell Canada, Inc. ......................................      2.59%        09/11/18         4,985,484
     7,000,000  Bell Canada, Inc. ......................................      2.60%        09/13/18         6,978,605
     5,000,000  Bell Canada, Inc. ......................................      2.60%        09/21/18         4,981,886
     5,000,000  TELUS Corp. ............................................      2.49%        10/23/18         4,971,870
     3,000,000  Vodafone Group PLC .....................................      1.75%        09/04/18         2,995,108
     3,000,000  Vodafone Group PLC .....................................      1.77%        09/13/18         2,993,745
                                                                                                       --------------
                                                                                                           52,825,782
                                                                                                       --------------

                WATER -- 0.1%
     2,500,000  American Water Capital Corp. ...........................      2.39%        08/01/18         2,500,000
                                                                                                       --------------
                TOTAL COMMERCIAL PAPER...............................................................     828,642,869
                (Cost $828,642,869)                                                                    --------------



  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 34.0%

                AEROSPACE/DEFENSE -- 0.2%
     2,550,000  Lockheed Martin Corp. ..................................      1.85%        11/23/18         2,545,682
       715,000  United Technologies Corp., 3 Mo. LIBOR + 0.35% (a)......      2.69%        11/01/19           717,048
                                                                                                       --------------
                                                                                                            3,262,730
                                                                                                       --------------

                AGRICULTURE -- 0.3%
     7,500,000  BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a) (b)..........      2.95%        08/14/20         7,531,772
                                                                                                       --------------

                AUTO MANUFACTURERS -- 4.2%
     3,000,000  American Honda Finance Corp., 3 Mo. LIBOR + 0.26% (a)...      2.60%        06/16/20         3,008,299
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (a)..............................      2.61%        11/19/18         1,001,007
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.83% (a)..............................      3.15%        02/22/19         1,004,948
     2,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.15% (a)..............................      2.51%        11/13/19         2,003,237


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
$    3,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.35% (a)..............................      2.69%        11/05/21    $    3,007,605
     2,932,000  Daimler Finance North America LLC (b)...................      2.00%        08/03/18         2,931,964
     1,250,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.25% (a) (b)..........................      2.59%        11/05/18         1,250,757
     1,417,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.74% (a) (b)..........................      3.08%        07/05/19         1,425,264
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.62% (a) (b)..........................      2.96%        10/30/19         4,019,148
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.39% (a) (b) .........................      2.73%        05/04/20         4,006,926
     1,500,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.53% (a) (b)..........................      2.87%        05/05/20         1,505,416
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      2.79%        02/12/21         4,001,247
     3,122,000  Ford Motor Credit Co. LLC ..............................      2.55%        10/05/18         3,122,302
     5,000,000  Ford Motor Credit Co. LLC ..............................      2.38%        03/12/19         4,988,843
     4,500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.83% (a)......      3.16%        03/12/19         4,514,172
     4,350,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.93% (a)......      3.27%        11/04/19         4,373,899
     1,000,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.43% (a)......      2.78%        11/02/20           997,438
     1,230,000  Ford Motor Credit Co. LLC, Medium-Term Note ............      2.94%        01/08/19         1,231,411
     3,350,000  Ford Motor Credit Co. LLC, Medium-Term Note,
                   3 Mo. LIBOR + 1.58% (a)..............................      3.92%        01/08/19         3,368,096
     8,530,000  General Motors Co. .....................................      3.50%        10/02/18         8,545,129
     1,500,000  General Motors Financial Co., Inc. .....................      3.10%        01/15/19         1,503,228
     2,000,000  General Motors Financial Co., Inc.,
                   3 Mo. LIBOR + 2.06% (a)..............................      4.40%        01/15/19         2,015,728
     1,000,000  General Motors Financial Co., Inc.,
                   3 Mo. LIBOR + 1.45% (a)..............................      3.82%        05/09/19         1,008,147
     2,000,000  General Motors Financial Co., Inc.,
                   3 Mo. LIBOR + 1.27% (a)..............................      3.61%        10/04/19         2,021,232
     3,000,000  General Motors Financial Co., Inc.,
                   3 Mo. LIBOR + 0.54% (a)..............................      2.88%        11/06/20         2,997,258
     2,250,000  General Motors Financial Co., Inc.,
                   3 Mo. LIBOR + 0.99% (a)..............................      3.33%        01/05/23         2,262,019
     3,820,000  Nissan Motor Acceptance Corp. (b).......................      2.35%        03/04/19         3,808,084
     4,500,000  Nissan Motor Acceptance Corp.,
                   3 Mo. LIBOR + 0.52% (a) (b)..........................      2.85%        09/13/19         4,512,259
     2,700,000  Nissan Motor Acceptance Corp.,
                   3 Mo. LIBOR + 0.39% (a) (b)..........................      2.73%        09/28/20         2,699,263
     3,000,000  Nissan Motor Acceptance Corp.,
                   3 Mo. LIBOR + 0.69% (a) (b)..........................      3.03%        09/28/22         3,001,369
     2,000,000  PACCAR Financial Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.26% (a) .............................      2.61%        05/10/21         2,007,153
       500,000  Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (a)......      2.60%        04/17/20           501,479
     1,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.44% (a)..............................      2.77%        10/18/19         1,004,199
     4,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (a)..............................      2.62%        04/13/21         4,008,682
                                                                                                       --------------
                                                                                                           93,657,208
                                                                                                       --------------

                BANKS -- 11.8%
       296,000  Bank of America Corp., 3 Mo. LIBOR + 1.04% (a)..........      3.38%        01/15/19           297,361
     4,289,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)..........      2.73%        01/23/22         4,277,234
     2,000,000  Bank of America Corp., Global Medium-Term Note, Series G,
                   3 Mo. LIBOR + 0.66% (a)..............................      3.01%        07/21/21         2,011,189
     3,522,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.87% (a)..............................      3.21%        04/01/19         3,541,304
     8,000,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.99%        10/01/21         8,042,036


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$   10,556,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.99%        06/25/22    $   10,568,937
     1,000,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 1.18% (a)..............................      3.53%        10/21/22         1,016,464
     1,000,000  Branch Banking & Trust Co., Medium-Term Note,
                   3 Mo. LIBOR + 0.53% (a)..............................      2.87%        05/01/19         1,003,490
     2,580,000  Capital One Financial Corp. ............................      2.45%        04/24/19         2,575,508
     6,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)....      3.12%        05/12/20         6,032,412
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)....      2.79%        10/30/20         1,000,118
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.95% (a)....      3.28%        03/09/22         1,005,744
     3,285,000  Capital One N.A., 3 Mo. LIBOR + 0.77% (a)...............      3.10%        09/13/19         3,302,551
     4,000,000  Citibank N.A., 3 Mo. LIBOR + 0.32% (a)..................      2.66%        05/01/20         4,006,887
     3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (a)..................      2.65%        10/20/20         2,999,979
     3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (a)..................      2.71%        02/12/21         2,999,112
     6,828,000  Citibank N.A., 3 Mo. LIBOR + 0.57% (a) .................      2.92%        07/23/21         6,853,707
     6,500,000  Citigroup, Inc., 3 Mo. LIBOR + 0.93% (a)................      3.25%        06/07/19         6,544,678
     4,675,000  Citigroup, Inc., 3 Mo. LIBOR + 0.79% (a)................      3.12%        01/10/20         4,708,725
     1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)................      3.54%        08/02/21         1,016,934
     2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)................      3.39%        12/08/21         2,032,460
     2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)................      3.30%        04/25/22         2,023,912
     2,000,000  Citizens Bank N.A./Providence RI .......................      2.30%        12/03/18         1,998,985
     8,000,000  Citizens Bank N.A./Providence RI .......................      2.50%        03/14/19         7,994,636
     1,000,000  Citizens Bank N.A./Providence RI,
                   3 Mo. LIBOR + 0.54% (a)..............................      2.86%        03/02/20         1,003,504
     3,425,000  Citizens Bank N.A./Providence RI,
                   3 Mo. LIBOR + 0.57% (a)..............................      2.89%        05/26/20         3,434,944
     7,002,000  Discover Bank ..........................................      2.60%        11/13/18         7,000,808
     1,500,000  Fifth Third Bank/Cincinnati OH,
                   3 Mo. LIBOR + 0.59% (a)..............................      2.93%        09/27/19         1,504,299
     1,000,000  Fifth Third Bank/Cincinnati OH,
                   3 Mo. LIBOR + 0.44% (a) .............................      2.77%        07/26/21         1,001,433
     4,500,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 1.04% (a)..............................      3.38%        04/25/19         4,529,381
     3,000,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 0.80% (a)..............................      3.13%        12/13/19         3,018,147
     6,500,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 1.16% (a)..............................      3.51%        04/23/20         6,587,108
     2,000,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 1.20% (a)..............................      3.54%        09/15/20         2,034,280
     4,308,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 1.17% (a)..............................      3.51%        11/15/21         4,366,790
     4,630,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 0.78% (a)..............................      3.12%        10/31/22         4,642,286
     1,600,000  Goldman Sachs Group, (The), Inc.,
                   3 Mo. LIBOR + 0.75% (a)..............................      3.08%        02/23/23         1,602,004
     3,000,000  Huntington National Bank (The) .........................      2.20%        11/06/18         2,998,757
     6,000,000  Huntington National Bank (The) .........................      2.20%        04/01/19         5,980,739
     6,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)...........      2.88%        03/09/21         6,523,568
     5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)...........      2.98%        06/01/21         5,029,246
     4,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.61% (a)...........      2.94%        06/18/22         4,503,757
     3,500,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.59% (a).......      2.93%        09/23/19         3,518,700
     2,562,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a).......      2.63%        02/01/21         2,566,430
     5,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (a).......      2.67%        04/26/21         5,004,768
     9,525,000  KeyBank N.A./Cleveland OH ..............................      2.35%        03/08/19         9,510,854
     3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)......      3.14%        11/22/21         3,335,920
     6,000,000  Morgan Stanley, 3 Mo. LIBOR + 1.14% (a).................      3.48%        01/27/20         6,075,762
     7,000,000  Morgan Stanley, 3 Mo. LIBOR + 0.80% (a).................      3.16%        02/14/20         7,020,506
     6,625,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (a).................      3.53%        01/20/22         6,733,673
     9,000,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.55% (a)..............................      2.90%        02/10/21         9,017,668
     2,000,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 1.40% (a)..............................      3.75%        04/21/21         2,048,743
     2,000,000  PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)..................      2.69%        05/19/20         2,007,796


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    2,315,000  PNC Financial Services Group, (The), Inc................      6.70%         06/10/19   $    2,390,563
     7,347,000  Regions Bank/Birmingham AL .............................      2.25%         09/14/18        7,345,765
     7,000,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.38% (a).....      2.72%         04/01/21        6,995,013
     9,846,000  SunTrust Bank/Atlanta, GA, 3 Mo. LIBOR + 0.59% (a) .....      2.93%         08/02/22        9,852,038
     5,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.25% (a) ....      2.59%         07/24/20        5,006,138
     2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (a).....      2.65%         04/26/21        2,002,761
     2,000,000  Wells Fargo & Co. ......................................      2.15%         01/15/19        1,996,278
     1,500,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)..............      3.29%         02/11/22        1,516,841
     2,500,000  Wells Fargo & Co., Medium-Term Note, Series N,
                   3 Mo. LIBOR + 0.68% (a)..............................      3.02%         01/30/20        2,518,306
     4,105,000  Wells Fargo Bank N.A. ..................................      1.75%         05/24/19        4,075,701
     5,793,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (a)..........      2.85%         07/23/21        5,811,008
     1,000,000  Wells Fargo Bank N.A., Medium-Term Note,
                   3 Mo. LIBOR + 0.50% (a)..............................      2.82%         11/28/18        1,001,678
       500,000  Wells Fargo Bank N.A., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.96%         12/06/19          504,185
                                                                                                       --------------
                                                                                                          261,472,509
                                                                                                       --------------

                BEVERAGES -- 0.6%
     3,400,000  Anheuser-Busch InBev Finance, Inc.,
                   3 Mo. LIBOR + 1.26% (a)..............................      3.60%         02/01/21        3,491,057
     9,200,000  Molson Coors Brewing Co. ...............................      1.90%         03/15/19        9,159,896
                                                                                                       --------------
                                                                                                           12,650,953
                                                                                                       --------------

                BIOTECHNOLOGY -- 1.0%
     2,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.32% (a)....................      2.67%         05/10/19        2,004,381
     8,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.45% (a)....................      2.81%         05/11/20        8,036,817
     3,815,000  Gilead Sciences Inc., 3 Mo. LIBOR + 0.22% (a)...........      2.54%         03/20/19        3,818,288
     4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.17% (a)..........      2.49%         09/20/18        4,000,362
     4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.25% (a)..........      2.57%         09/20/19        4,008,025
                                                                                                       --------------
                                                                                                           21,867,873
                                                                                                       --------------

                BUILDING MATERIALS -- 0.2%
     2,000,000  Martin Marietta Materials, Inc.,
                   3 Mo. LIBOR + 0.50% (a)..............................      2.82%        12/20/19         2,005,561
     2,000,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)...........      2.94%        06/15/20         2,002,783
                                                                                                       --------------
                                                                                                            4,008,344
                                                                                                       --------------

                CHEMICALS -- 0.2%
     2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                   Chmeical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)......      3.09%        05/01/20         2,019,308
     2,860,000  EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (a)....      2.87%        05/01/20         2,876,609
                                                                                                       --------------
                                                                                                            4,895,917
                                                                                                       --------------

                COMMERCIAL SERVICES -- 0.2%
     4,650,000  Moody's Corp., 3 Mo. LIBOR + 0.35% (a)..................      2.67%        09/04/18         4,650,868
                                                                                                       --------------

                COMPUTERS -- 0.4%
     6,000,000  Dell International LLC / EMC Corp. (b)..................      3.48%        06/01/19         6,020,833
     2,432,000  Hewlett Packard Enterprise Co. .........................      2.85%        10/05/18         2,433,091
                                                                                                       --------------
                                                                                                            8,453,924
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.1%
     5,000,000  Air Lease Corp. ........................................      3.38%        01/15/19         5,008,350
     7,400,000  American Express Co., 3 Mo. LIBOR + 0.33% (a)...........      2.67%        10/30/20         7,406,384
     6,000,000  American Express Co., 3 Mo. LIBOR + 0.53% (a)...........      2.85%        05/17/21         6,034,872


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$    4,500,000  American Express Credit Corp., 3 Mo. LIBOR + 0.55% (a)..      2.88%        03/18/19    $    4,514,781
     2,500,000  American Express Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.33% (a)..............................      2.68%        05/03/19         2,503,710
     2,000,000  American Express Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.57% (a)..............................      2.91%        10/30/19         2,007,901
     4,000,000  Capital One Bank USA N.A. ..............................      2.25%        02/13/19         3,991,667
     7,000,000  Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a).....      2.65%        05/21/21         7,027,689
     2,324,000  International Lease Finance Corp. (b)...................      7.13%        09/01/18         2,332,062
     3,200,000  Nasdaq, Inc., 3 Mo. LIBOR + 0.39% (a)...................      2.72%        03/22/19         3,204,481
     3,000,000  Synchrony Financial ....................................      2.60%        01/15/19         2,996,709
                                                                                                       --------------
                                                                                                           47,028,606
                                                                                                       --------------

                ELECTRIC -- 1.8%
     1,500,000  Commonwealth Edison Co. ................................      2.15%        01/15/19         1,497,676
    11,000,000  Consolidated Edison Co. of New York Inc., Series C,
                   3 Mo. LIBOR + 0.40% (a)..............................      2.74%        06/25/21        11,031,732
     1,815,000  Dominion Energy, Inc., Series B ........................      1.60%        08/15/19         1,791,673
     3,450,000  NextEra Energy Capital Holdings, Inc. ..................      1.65%        09/01/18         3,446,861
     1,895,000  NextEra Energy Capital Holdings, Inc. ..................      2.30%        04/01/19         1,889,114
     5,000,000  NextEra Energy Capital Holdings, Inc.,
                   3 Mo. LIBOR + 0.32% (a) .............................      2.64%        09/03/19         5,011,006
     4,338,000  PSEG Power LLC .........................................      2.45%        11/15/18         4,333,663
     2,500,000  Southern (The) Co., 3 Mo. LIBOR + 0.70% (a) (b).........      3.04%        09/30/20         2,511,812
     9,075,000  Southern Power Co., 3 Mo. LIBOR + 0.55% (a) (b).........      2.87%        12/20/20         9,083,962
                                                                                                       --------------
                                                                                                           40,597,499
                                                                                                       --------------

                FOOD -- 0.6%
     3,765,000  Kroger (The) Co. .......................................      2.00%        01/15/19         3,750,036
     1,029,000  Mondelez International, Inc., 3 Mo. LIBOR + 0.52% (a)...      2.86%        02/01/19         1,030,762
     6,084,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)..............      2.87%        06/02/20         6,107,391
     3,000,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.45% (a)..............      2.78%        08/21/20         3,009,322
                                                                                                       --------------
                                                                                                           13,897,511
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 0.2%
     4,411,000  Abbott Laboratories ....................................      2.00%        09/15/18         4,409,767
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.3%
     3,000,000  Aetna, Inc. ............................................      2.20%        03/15/19         2,989,846
     2,800,000  Roche Holdings, Inc., 3 Mo. LIBOR + 0.34% (a) (b).......      2.67%        09/30/19         2,809,840
     1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a).......      2.41%        10/15/20           998,600
                                                                                                       --------------
                                                                                                            6,798,286
                                                                                                       --------------

                HOUSEWARES -- 0.3%
     6,000,000  Newell Brands, Inc. ....................................      2.15%        10/15/18         5,990,836
                                                                                                       --------------

                INSURANCE -- 0.9%
     1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)...........      2.76%        03/29/21         1,001,722
     4,000,000  Jackson National Life Global Funding,
                   3 Mo. LIBOR + 0.48% (a) (b)..........................      2.81%        06/11/21         4,010,303
     5,655,000  Metropolitan Life Global Funding I,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      2.76%        12/19/18         5,664,513
     3,000,000  New York Life Global Funding,
                   3 Mo. LIBOR + 0.52% (a) (b)..........................      2.85%        06/10/22         3,018,346
     5,056,000  Prudential Financial, Inc., Medium-Term Note ...........      2.30%        08/15/18         5,055,561
     1,351,000  Prudential Financial, Inc., Medium-Term Note,
                   3 Mo. LIBOR + 0.78% (a)..............................      3.12%        08/15/18         1,351,424
                                                                                                       --------------
                                                                                                           20,101,869
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INTERNET -- 0.0%
$    1,000,000  eBay, Inc., 3 Mo. LIBOR + 0.48% (a).....................      2.82%        08/01/19    $    1,002,349
                                                                                                       --------------

                MACHINERY-CONSTRUCTION & MINING -- 0.2%
     1,700,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.51% (a)..............................      2.84%        01/10/20         1,710,824
     2,571,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.18% (a)..............................      2.51%        05/15/20         2,573,569
                                                                                                       --------------
                                                                                                            4,284,393
                                                                                                       --------------

                MACHINERY-DIVERSIFIED -- 0.3%
     7,000,000  Roper Technologies, Inc. ...............................      2.05%        10/01/18         6,994,547
                                                                                                       --------------

                MEDIA -- 0.6%
     8,200,000  Discovery Communications LLC, 3 Mo. LIBOR + 0.71% (a)...      3.03%        09/20/19         8,244,208
     5,000,000  NBCUniversal Enterprise Inc.,
                   3 Mo. LIBOR + 0.40% (a) (b)..........................      2.74%        04/01/21         5,012,322
                                                                                                       --------------
                                                                                                           13,256,530
                                                                                                       --------------

                OIL & GAS -- 1.8%
     7,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (a) .................      3.28%        05/16/21         7,665,791
     9,883,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).............      3.24%        05/15/22        10,073,938
     2,890,000  EOG Resources, Inc. ....................................      6.88%        10/01/18         2,909,870
     3,000,000  EQT Corp., 3 Mo. LIBOR + 0.77% (a)......................      3.11%        10/01/20         3,001,945
     5,625,000  Phillips 66, 3 Mo. LIBOR + 0.65% (a) (b)................      2.99%        04/15/19         5,627,161
     3,250,000  Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)................      3.09%        04/15/20         3,251,373
     7,419,000  Phillips 66, 3 Mo. LIBOR + 0.60% (a)....................      2.92%        02/26/21         7,431,582
                                                                                                       --------------
                                                                                                           39,961,660
                                                                                                       --------------

                OIL & GAS SERVICES -- 0.3%
     5,000,000  Halliburton Co. ........................................      2.00%        08/01/18         5,000,000
     2,145,000  Schlumberger Holdings Corp. (b).........................      2.35%        12/21/18         2,143,580
                                                                                                       --------------
                                                                                                            7,143,580
                                                                                                       --------------

                PHARMACEUTICALS -- 1.7%
     2,000,000  AbbVie, Inc.............................................      2.00%        11/06/18         1,997,433
     5,000,000  Bayer US Finance II LLC (b).............................      2.13%        07/15/19         4,960,970
    10,000,000  Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)....      2.97%        06/25/21        10,074,637
     2,000,000  CVS Health Corp. .......................................      2.25%        12/05/18         1,996,669
    11,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.63% (a)...............      2.96%        03/09/20        11,055,941
     5,000,000  Express Scripts Holding Co. ............................      2.25%        06/15/19         4,973,621
     2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)....      3.07%        11/30/20         2,501,378
                                                                                                       --------------
                                                                                                           37,560,649
                                                                                                       --------------

                PIPELINES -- 1.0%
     1,000,000  Enterprise Products Operating LLC ......................      6.50%        01/31/19         1,017,921
     3,446,000  Kinder Morgan Energy Partners, L.P. ....................      2.65%        02/01/19         3,441,494
    10,500,000  ONEOK Partners, L.P. ...................................      3.20%        09/15/18        10,500,315
     2,250,000  Spectra Energy Partners, L.P. ..........................      2.95%        09/25/18         2,250,144
     4,000,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)..      3.02%        06/05/20         4,024,810
                                                                                                       --------------
                                                                                                           21,234,684
                                                                                                       --------------

                RETAIL -- 0.4%
     2,000,000  AutoZone, Inc. .........................................      1.63%        04/21/19         1,985,305
     3,500,000  Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (a)..............      3.04%        04/17/20         3,507,519
     2,927,000  Walmart, Inc., 3 Mo. LIBOR + 0.23% (a)..................      2.57%        06/23/21         2,941,401
                                                                                                       --------------
                                                                                                            8,434,225
                                                                                                       --------------


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                TELECOMMUNICATIONS -- 1.5%
$    6,831,000  AT&T, Inc., 3 Mo. LIBOR + 0.91% (a).....................      3.23%        11/27/18    $    6,848,030
     7,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.65% (a).....................      2.99%        01/15/20         7,041,961
     2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (a).....................      3.26%        06/30/20         2,020,245
     1,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.37% (a)...      2.71%        08/15/19         1,002,262
     9,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.55% (a)...      2.88%        05/22/20         9,063,332
     6,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)...      3.33%        03/16/22         6,115,857
                                                                                                       --------------
                                                                                                           32,091,687
                                                                                                       --------------

                TRANSPORTATION -- 0.3%
     6,435,000  Ryder System, Inc., Medium-Term Note ...................      2.45%        11/15/18         6,432,878
                                                                                                       --------------

                TRUCKING & LEASING -- 0.6%
     6,000,000  Aviation Capital Group LLC (b)..........................      2.88%        09/17/18         6,000,555
     4,250,000  Aviation Capital Group LLC,
                   3 Mo. LIBOR + 0.67% (a) (b)..........................      3.01%        07/30/21         4,259,610
     3,218,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..      2.50%        06/15/19         3,205,238
                                                                                                       --------------
                                                                                                           13,465,403
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     753,139,057
                (Cost $752,108,089)                                                                    --------------

FOREIGN CORPORATE BONDS -- 12.1%

                BANKS -- 9.6%
     5,650,000  ABN AMRO Bank N.V. (b)..................................      2.50%        10/30/18         5,655,407
     4,000,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.64% (a) (b).........      2.97%        01/18/19         4,011,200
     2,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.66% (a) (b)..........................      3.00%        09/23/19         2,013,005
     3,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.50% (a) (b)..........................      2.83%        08/19/20         3,014,207
       500,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.98%        07/18/19           502,505
       250,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.60% (a)..............................      2.93%        12/12/19           251,367
     4,722,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.34% (a)..............................      2.68%        07/13/20         4,735,987
     3,500,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.46% (a)..............................      2.80%        04/13/21         3,515,745
     2,000,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.79% (a)..............................      3.11%        08/27/21         2,024,517
       250,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.83% (a)......      3.17%        01/15/19           250,898
     2,390,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.39% (a)......      2.73%        07/14/20         2,396,499
     6,960,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)......      2.79%        04/20/21         6,980,407
     1,000,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)..............      2.79%        01/11/21         1,001,853
     4,000,000  BNP Paribas S.A., Medium-Term Note .....................      2.70%        08/20/18         4,000,990
       500,000  Canadian Imperial Bank of Commerce,
                   3 Mo. LIBOR + 0.52% (a)..............................      2.83%        09/06/19           502,483
     2,000,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.64% (a) (b)..........................      2.98%        11/07/19         2,010,411
       500,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.70% (a) (b)..........................      3.03%        03/10/22           502,485
     2,000,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.68% (a) (b)..........................      3.01%        09/18/22         2,009,289
     3,000,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.48% (a)....      2.81%        01/10/23         2,996,632



                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    8,000,000  Credit Agricole S.A./London (b).........................      2.50%        04/15/19    $    7,987,853
     1,000,000  Credit Agricole S.A./London,
                   3 Mo. LIBOR + 0.80% (a) (b)..........................      3.14%        04/15/19         1,004,705
     1,400,000  Credit Agricole S.A./London,
                   3 Mo. LIBOR + 0.97% (a) (b)..........................      3.30%        06/10/20         1,418,032
     5,696,000  Credit Suisse AG/New York NY, Global Medium-Term Note         2.30%        05/28/19         5,676,285
     3,000,000  Credit Suisse Group Funding Guernsey Ltd.,
                   3 Mo. LIBOR + 2.29% (a)..............................      4.62%        04/16/21         3,130,573
     3,000,000  Danske Bank A/S, 3 Mo. LIBOR + 0.58% (a) (b)............      2.89%        09/06/19         3,011,957
     1,200,000  Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)............      2.83%        03/02/20         1,203,576
     1,833,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.45% (a)...............      3.78%        01/18/19         1,837,141
     2,000,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.91% (a)...............      4.26%        05/10/19         2,009,775
     2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)..............      4.56%        03/08/21         2,089,451
     9,762,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (a)..............      2.93%        05/18/21         9,795,753
     2,500,000  HSBC Holdings PLC, 3 Mo. LIBOR + 1.50% (a)..............      3.84%        01/05/22         2,573,446
     3,000,000  ING Bank N.V., 3 Mo. LIBOR + 0.61% (a) (b)..............      2.95%        08/15/19         3,011,167
     2,000,000  ING Bank N.V. (b).......................................      2.30%        03/22/19         1,993,738
     8,000,000  Lloyds Bank PLC, 3 Mo. LIBOR + 0.49% (a)................      2.83%        05/07/21         8,034,609
     5,000,000  Macquarie Bank Ltd., 3 Mo. LIBOR + 1.18% (a) (b)........      3.52%        01/15/19         5,020,998
     4,500,000  Macquarie Group Ltd. (b)................................      3.00%        12/03/18         4,506,383
     2,500,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.98%        07/26/21         2,510,392
     4,000,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 1.06% (a)..............................      3.39%        09/13/21         4,062,926
     1,500,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 0.92% (a)..............................      3.25%        02/22/22         1,515,156
     3,000,000  Mizuho Bank Ltd. (b)....................................      2.15%        10/20/18         2,997,579
     4,223,000  Mizuho Bank Ltd. (b)....................................      2.45%        04/16/19         4,213,272
       500,000  Mizuho Bank Ltd., 3 Mo. LIBOR + 1.19% (a) (b)...........      3.54%        10/20/18           501,110
     6,000,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)...      3.47%        09/13/21         6,098,516
     2,000,000  MUFG Bank Ltd. (b)......................................      2.70%        09/09/18         2,000,535
       250,000  National Australia Bank Ltd.,
                   3 Mo. LIBOR + 0.59% (a) (b)..........................      2.92%        01/10/20           251,678
     4,223,000  National Australia Bank Ltd.,
                   3 Mo. LIBOR + 0.51% (a) (b)..........................      2.84%        05/22/20         4,244,476
     1,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.62% (a) (b).............      2.95%        09/30/19         1,005,963
     3,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.47% (a) (b).............      2.79%        05/29/20         3,009,868
       500,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.71% (a)..............................      3.05%        04/15/19           502,463
     1,000,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.48% (a)..............................      2.82%        07/29/19         1,003,098
     2,900,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.38% (a)..............................      2.70%        03/02/20         2,908,056
     7,457,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.39% (a)..............................      2.73%        04/30/21         7,469,927
     8,000,000  Santander UK PLC, 3 Mo. LIBOR + 0.62% (a)...............      2.92%        06/01/21         8,050,699
     2,200,000  Skandinaviska Enskilda Banken AB,
                   3 Mo. LIBOR + 0.57% (a) (b)..........................      2.90%        09/13/19         2,210,359
     3,000,000  Sumitomo Mitsui Banking Corp. ..........................      1.76%        10/19/18         2,996,346
     1,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.54% (a)..      2.87%        01/11/19         1,001,766
     4,525,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.31% (a)..      2.64%        10/18/19         4,530,769
     4,475,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.35% (a)..      2.69%        01/17/20         4,483,568
     3,000,000  Sumitomo Mitsui Financial Group, Inc.,
                   3 Mo. LIBOR + 0.97% (a)..............................      3.30%        01/11/22         3,031,663


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    2,000,000  Sumitomo Mitsui Financial Group, Inc.,
                   3 Mo. LIBOR + 0.74% (a)..............................      3.08%        01/17/23    $    1,999,846
     1,000,000  Sumitomo Mitsui Trust Bank Ltd.,
                   3 Mo. LIBOR + 0.44% (a) (b)..........................      2.77%        09/19/19         1,002,994
     1,000,000  Svenska Handelsbanken AB, Medium-Term Note,
                   3 Mo. LIBOR + 0.49% (a)..............................      2.80%        09/06/19         1,004,205
     2,000,000  UBS AG/London, 3 Mo. LIBOR + 0.32% (a) (b)..............      2.64%        05/28/19         2,002,632
     7,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)..............      2.90%        06/08/20         7,028,930
     3,000,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)..............      2.78%        12/01/20         3,004,584
     6,000,000  UBS Group Funding Switzerland AG,
                   3 Mo. LIBOR + 1.78% (a) (b)..........................      4.12%        04/14/21         6,191,010
       350,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..........      3.07%        05/13/19           351,635
     3,375,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)..........      2.68%        01/25/21         3,378,842
     3,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..........      3.05%        06/28/22         3,019,090
                                                                                                       --------------
                                                                                                          212,265,282
                                                                                                       --------------

                BEVERAGES -- 0.2%
     5,500,000  Diageo Capital PLC, 3 Mo. LIBOR + 0.24% (a).............      2.57%        05/18/20         5,508,194
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     8,805,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                   Trust ...............................................      3.75%        05/15/19         8,855,821
                                                                                                       --------------

                FOOD -- 0.4%
     8,000,000  Mondelez International Holdings Netherlands BV,
                   3 Mo. LIBOR + 0.61% (a) (b)..........................      2.95%        10/28/19         8,028,114
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 0.2%
     3,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.32% (a) (b)..........................      2.65%        09/13/19         3,010,418
     2,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.34% (a) (b)..........................      2.67%        03/16/20         2,007,138
                                                                                                       --------------
                                                                                                            5,017,556
                                                                                                       --------------

                OIL & GAS -- 0.5%
       500,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.35% (a).........      2.71%        08/14/18           500,097
     1,280,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.63% (a).........      2.97%        09/26/18         1,281,412
     2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).........      3.20%        09/16/21         2,034,787
     5,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.65% (a).........      2.98%        09/19/22         5,069,409
     1,440,000  Shell International Finance BV,
                   3 Mo. LIBOR + 0.35% (a)..............................      2.68%        09/12/19         1,446,085
       479,000  Total Capital International S.A.,
                   3 Mo. LIBOR + 0.57% (a)..............................      2.92%        08/10/18           479,097
                                                                                                       --------------
                                                                                                           10,810,887
                                                                                                       --------------

                PHARMACEUTICALS -- 0.1%
     2,000,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)...........      3.58%        03/12/20         2,019,209
                                                                                                       --------------

                PIPELINES -- 0.5%
     5,000,000  Enbridge, Inc., 3 Mo. LIBOR + 0.40% (a).................      2.73%        01/10/20         5,003,292
     6,840,000  TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (a).....      2.62%        11/15/19         6,850,956
                                                                                                       --------------
                                                                                                           11,854,248
                                                                                                       --------------

                TELECOMMUNICATIONS -- 0.2%
     2,875,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.45% (a) (b)..........................      2.78%        09/19/19         2,883,341
     1,000,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.58% (a) (b)..........................      2.92%        01/17/20         1,004,287


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$      975,000  Vodafone Group PLC, 3 Mo. LIBOR + 0.99% (a).............      3.33%        01/16/24    $      980,895
                                                                                                       --------------
                                                                                                            4,868,523
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     269,227,834
                (Cost $268,627,693)                                                                    --------------

U.S. GOVERNMENT NOTES -- 8.5%

    67,200,000  U.S. Treasury Note .....................................      1.25%        11/15/18        67,045,012
    54,000,000  U.S. Treasury Note .....................................      1.13%        01/31/19        53,712,070
    33,000,000  U.S. Treasury Note .....................................      0.75%        02/15/19        32,735,098
    10,000,000  U.S. Treasury Note .....................................      1.00%        03/15/19         9,922,852
    19,600,000  U.S. Treasury Note .....................................      0.88%        04/15/19        19,403,617
     5,500,000  U.S. Treasury Note .....................................      0.88%        05/15/19         5,436,621
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES..........................................................     188,255,270
                (Cost $188,291,631)                                                                    --------------

ASSET-BACKED SECURITIES -- 7.8%

                ACE Securities Corp. Home Equity Loan Trust
       161,440     Series 2005-HE7, Class A1B2,
                   1 Mo. LIBOR + 0.60% (a)..............................      2.66%        11/25/35           161,793
                Aegis Asset Backed Securities Trust
        40,941     Series 2005-3, Class M1, 1 Mo. LIBOR + 0.47% (a).....      2.53%        08/25/35            41,045
                Ameriquest Mortgage Securities, Inc.
        82,907     Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)....      3.04%        10/25/34            83,568
        36,822     Series 2005-R11, Class A2D, 1 Mo. LIBOR + 0.33% (a)..      2.39%        01/25/36            36,911
                Asset-Backed Pass-Through Certificates
        79,562     Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (a)....      2.78%        04/25/35            79,833
                BMW Vehicle Lease Trust
     4,703,567     Series 2016-2, Class A3..............................      1.43%        09/20/19         4,687,775
     1,950,000     Series 2016-2, Class A4..............................      1.57%        02/20/20         1,935,339
       413,233     Series 2017-1, Class A2..............................      1.64%        07/22/19           412,622
                California Republic Auto Receivables Trust
     3,100,000     Series 2015-1, Class B...............................      2.51%        02/16/21         3,084,136
     1,783,549     Series 2015-2, Class A4..............................      1.75%        01/15/21         1,775,110
     1,160,000     Series 2015-3, Class B...............................      2.70%        09/15/21         1,153,574
       420,000     Series 2016-2, Class A4..............................      1.83%        12/15/21           415,526
                Citigroup Mortgage Loan Trust
        43,431     Series 2005-OPT3, Class M2, 1 Mo. LIBOR + 0.68% (a)..      2.74%        05/25/35            43,540
                Encore Credit Receivables Trust
       651,033     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.69% (a).....      2.75%        11/25/35           654,588
                Ford Credit Auto Lease Trust
     5,409,913     Series 2015-A, Class A4..............................      1.64%        06/15/20         5,396,237
       287,706     Series 2016-A, Class A3..............................      1.39%        07/15/20           286,420
    13,056,000     Series 2017-A, Class A3..............................      1.88%        04/15/20        12,997,379
     6,000,000     Series 2018-A, Class A2A.............................      2.71%        12/15/20         5,995,567
                GM Financial Automobile Leasing Trust
     1,921,817     Series 2015-3, Class B...............................      2.32%        11/20/19         1,922,213
     1,200,000     Series 2015-3, Class C...............................      2.98%        11/20/19         1,200,563


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES  (CONTINUED)

                GM Financial Automobile Leasing Trust (Continued)
$      631,277     Series 2016-1, Class A3..............................      1.64%         07/20/19   $      630,891
     5,889,000     Series 2016-1, Class B...............................      2.59%         03/20/20        5,885,947
     8,526,000     Series 2016-1, Class C...............................      3.24%         03/20/20        8,541,954
     3,982,280     Series 2016-2, Class A3..............................      1.62%         09/20/19        3,973,614
     2,115,000     Series 2016-2, Class A4..............................      1.76%         03/20/20        2,105,073
     6,301,843     Series 2016-3, Class A3..............................      1.61%         12/20/19        6,288,608
     6,488,000     Series 2016-3, Class A4..............................      1.78%         05/20/20        6,445,402
     1,910,000     Series 2016-3, Class B...............................      1.97%         05/20/20        1,895,812
       450,000     Series 2017-1, Class A4..............................      2.26%         08/20/20          446,788
     9,500,000     Series 2017-1A, Class A3 (b).........................      1.78%         10/18/21        9,384,870
       584,056     Series 2017-2, Class A2B, 1 Mo. LIBOR + 0.30% (a)....      2.39%         01/21/20          584,498
       885,000     Series 2018-1, Class A2A.............................      2.39%         04/20/20          882,301
    10,000,000     Series 2018-2, Class A2A.............................      2.83%         07/20/20       10,000,937
                GM Financial Consumer Automobile Receivables Trust
     2,566,634     Series 2017-2A, Class A2A (b)........................      1.61%         05/18/20        2,557,157
                Hyundai Auto Lease Securitization Trust
     2,570,000     Series 2016-A, Class B (b)...........................      2.10%         10/15/20        2,567,275
       642,778     Series 2017-B, Class A2B,
                   1 Mo. LIBOR + 0.28% (a) (b)..........................      2.35%         12/16/19          643,194
    14,100,000     Series 2018-B, Class A2 (b)..........................      2.81%         12/15/20       14,094,783
                MASTR Asset Backed Securities Trust
       930,518     Series 2005-OPT1, Class M2, 1 Mo. LIBOR + 0.63% (a)..      2.69%         03/25/35          934,183
                Mercedes-Benz Auto Lease Trust
     4,175,000     Series 2016-B, Class A4..............................      1.52%         06/15/22        4,150,939
     1,050,000     Series 2017-A, Class A3..............................      1.79%         04/15/20        1,044,003
     4,000,000     Series 2017-A, Class A4..............................      2.01%         01/17/23        3,964,587
     4,916,000     Series 2018-A, Class A2..............................      2.20%         04/15/20        4,910,769
                Nissan Auto Lease Trust
       388,709     Series 2016-A, Class A3..............................      1.49%         03/15/19          388,536
     7,910,000     Series 2016-A, Class A4..............................      1.65%         10/15/21        7,900,820
     1,990,000     Series 2016-B, Class A4..............................      1.61%         01/18/22        1,980,590
     3,339,000     Series 2017-A, Class A3..............................      1.91%         04/15/20        3,314,018
                Nissan Auto Receivables Owner Trust
     2,561,302     Series 2014-B, Class A4..............................      1.66%         03/15/21        2,554,620
     5,399,844     Series 2015-C, Class A3..............................      1.37%         05/15/20        5,375,939
     1,130,074     Series 2016-A, Class A3..............................      1.34%         10/15/20        1,122,992
     8,312,385     Series 2016-B, Class A3..............................      1.32%         01/15/21        8,238,888
     2,189,782     Series 2016-C, Class A3..............................      1.18%         01/15/21        2,166,536
                Residential Asset Mortgage Product, Inc.
       131,552     Series 2005-EFC1, Class M3, 1 Mo. LIBOR + 0.48% (a)..      2.54%         05/25/35          131,974
                Structured Asset Investment Loan Trust
       164,613     Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)....      3.12%         11/25/34          166,137
                Wells Fargo Home Equity Trust
        37,518     Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (a).....      2.87%         04/25/35           37,655
       139,340     Series 2005-3, Class M3, 1 Mo. LIBOR + 0.69% (a).....      2.75%         11/25/35          139,853
                World Omni Automobile Lease Securitization Trust
     6,000,000     Series 2018-A, Class A2..............................      2.59%         11/16/20        5,989,996
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................     173,805,878
                (Cost $173,868,648)                                                                    --------------


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
                Federal Home Loan Mortgage Corporation
$          960     Series 2003-2672, Class NH...........................      4.00%         09/15/18   $          960
         3,495     Series 2003-2695, Class DG...........................      4.00%         10/15/18            3,492
        71,609     Series 2004-2764, Class UE...........................      5.00%         10/15/32           71,585
         1,617     Series 2004-2773, Class HS...........................      4.50%         04/15/19            1,616
        48,431     Series 2004-2828, Class JE...........................      4.50%         07/15/19           48,512
        33,056     Series 2004-2861, Class BL...........................      4.00%         09/15/19           33,147
        82,977     Series 2004-2874, Class BC...........................      5.00%         10/15/19           83,399
       105,969     Series 2004-2885, Class PY...........................      4.50%         11/15/19          106,456
       156,606     Series 2004-2895, Class EK...........................      4.00%         11/15/19          157,228
       150,411     Series 2004-2900, Class PC...........................      4.50%         12/15/19          150,657
        10,873     Series 2005-2920, Class HD...........................      4.50%         01/15/20           10,893
       187,108     Series 2005-2931, Class DE...........................      4.00%         02/15/20          188,393
        18,137     Series 2005-2945, Class HB...........................      5.00%         03/15/20           18,206
        27,421     Series 2005-2981, Class BC...........................      4.50%         05/15/20           27,432
        50,788     Series 2005-2995, Class JK...........................      4.50%         06/15/20           50,869
        54,234     Series 2007-3266, Class D............................      5.00%         01/15/22           54,296
        30,299     Series 2007-3294, Class DB...........................      4.50%         03/15/22           30,506
        84,246     Series 2010-3705, Class CA...........................      3.00%         08/15/20           84,150
         3,768     Series 2010-3726, Class DA...........................      2.00%         08/15/20            3,764
     3,507,785     Series 2010-3726, Class ND...........................      3.50%         06/15/39        3,517,383
        63,585     Series 2010-3755, Class AJ...........................      2.00%         11/15/20           63,056
        73,394     Series 2010-3766, Class HE...........................      3.00%         11/15/20           73,266
       147,090     Series 2010-3768, Class DE...........................      2.25%         11/15/28          146,928
       569,862     Series 2010-3770, Class EB...........................      2.00%         01/15/38          565,847
         2,717     Series 2010-3772, Class HE...........................      2.50%         10/15/18            2,715
       100,752     Series 2010-3773, Class GK...........................      2.50%         12/15/20          100,262
       300,684     Series 2011-3790, Class AP...........................      4.50%         01/15/37          306,539
         6,328     Series 2011-3812, Class BE...........................      2.75%         09/15/18            6,324
       107,113     Series 2011-3820, Class NA...........................      4.50%         02/15/38          108,429
        15,099     Series 2011-3821, Class A............................      4.00%         01/15/29           15,124
        15,830     Series 2011-3825, Class AB...........................      3.00%         08/15/20           15,828
       123,738     Series 2011-3841, Class JK...........................      3.00%         10/15/38          123,917
       120,776     Series 2011-3852, Class CA...........................      3.00%         10/15/39          120,643
        17,139     Series 2011-3893, Class JA...........................      4.00%         01/15/29           17,131
         3,796     Series 2011-3895, Class CD...........................      2.00%         10/15/18            3,793
       212,822     Series 2011-3944, Class LB...........................      2.00%         02/15/25          212,513
         1,432     Series 2011-3977, Class GA...........................      1.50%         07/15/19            1,428
       676,730     Series 2012-4001, Class A............................      3.50%         11/15/38          681,820
       279,619     Series 2012-4011, Class KM...........................      2.00%         03/15/22          277,150
     1,027,434     Series 2014-4305, Class KN...........................      2.50%         03/15/38        1,021,701
       135,329     Series 2014-4419, Class TB...........................      3.00%         02/15/40          135,174
       179,185     Series 2015-4459, Class NC...........................      5.00%         07/15/25          181,200
                Federal National Mortgage Association
            13     Series 2003-81, Class HC.............................      4.75%         09/25/18               13
           640     Series 2003-120, Class BY............................      4.00%         12/25/18              639
        10,645     Series 2004-27, Class HB.............................      4.00%         05/25/19           10,660
        58,652     Series 2004-79, Class FA, 1 Mo. LIBOR + 0.29% (a)....      2.35%         08/25/32           58,710
        79,479     Series 2004-90, Class LH.............................      5.00%         04/25/34           79,844
       131,699     Series 2004-90, Class XQ.............................      4.50%         09/25/34          131,849
         1,503     Series 2005-110, Class GK............................      5.50%         08/25/34            1,504
           438     Series 2008-18, Class HD.............................      4.00%         12/25/18              437


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$        1,740     Series 2008-51, Class BC.............................      4.50%        06/25/23    $        1,740
        46,047     Series 2008-53, Class CA.............................      5.00%        07/25/23            46,441
       111,002     Series 2008-59, Class KB.............................      4.50%        07/25/23           111,365
       663,520     Series 2009-14, Class EB.............................      4.50%        03/25/24           667,154
        93,328     Series 2009-52, Class AJ.............................      4.00%        07/25/24            94,214
        13,496     Series 2009-78, Class LE.............................      4.00%        09/25/19            13,520
        37,883     Series 2009-96, Class JA.............................      3.50%        10/25/24            37,927
        15,651     Series 2010-10, Class NB.............................      3.00%        01/25/39            15,630
            64     Series 2010-12, Class AC.............................      2.50%        12/25/18                63
       355,784     Series 2010-35, Class KA.............................      4.50%        07/25/38           355,804
         8,600     Series 2010-83, Class AJ.............................      2.75%        11/25/18             8,587
         7,225     Series 2010-110, Class AE............................      9.75%        11/25/18             7,259
       202,899     Series 2010-116, Class AD............................      2.00%        08/25/20           201,747
       203,316     Series 2010-145, Class MA............................      2.00%        12/25/20           201,827
         1,244     Series 2010-153, Class AC............................      2.00%        11/25/18             1,242
        53,818     Series 2011-3, Class EG..............................      2.00%        05/25/20            53,554
       176,500     Series 2011-13, Class AD.............................      2.00%        07/25/21           175,230
           111     Series 2011-15, Class AB.............................      9.75%        08/25/19               112
        64,777     Series 2011-15, Class HT.............................      5.50%        03/25/26            66,103
       770,997     Series 2011-36, Class QC.............................      3.00%        12/25/28           770,771
        91,634     Series 2011-60, Class UC.............................      2.50%        09/25/39            91,931
        19,742     Series 2011-68, Class AH.............................      4.50%        12/25/20            19,855
        69,171     Series 2011-71, Class KC.............................      1.75%        08/25/21            68,232
        56,848     Series 2011-79, Class AD.............................      3.00%        11/25/37            57,033
        65,688     Series 2011-86, Class DC.............................      2.00%        09/25/21            64,683
       294,052     Series 2011-111, Class DA............................      3.00%        12/25/38           293,939
        14,955     Series 2011-117, Class DH............................      3.00%        06/25/29            14,964
     4,634,241     Series 2013-1, Class KC..............................      2.00%        07/25/40         4,556,688
       129,486     Series 2014-76, Class AC.............................      2.50%        02/25/34           129,471
                Government National Mortgage Association
        17,359     Series 2005-78, Class A..............................      5.00%        07/16/33            17,401
        41,729     Series 2006-17, Class KY.............................      5.00%        04/20/36            41,708
        39,464     Series 2008-6, Class PM..............................      3.75%        09/20/37            39,437
       167,481     Series 2009-10, Class MD.............................      4.50%        12/16/36           170,252
        52,390     Series 2009-52, Class PA.............................      5.00%        04/16/39            52,928
        68,441     Series 2009-77, Class KC.............................      4.50%        05/20/38            68,570
       119,806     Series 2010-4, Class JC..............................      3.00%        08/16/39           120,039
         6,834     Series 2010-30, Class PN.............................      4.00%        03/20/38             6,833
        49,864     Series 2010-47, Class CL.............................      4.00%        08/20/38            49,994
        93,263     Series 2010-85, Class NK.............................      3.25%        01/20/38            93,262
       148,424     Series 2010-87, Class HE.............................      3.00%        11/20/38           148,671
        12,457     Series 2010-101, Class PG............................      2.50%        04/20/38            12,451
        12,457     Series 2010-101, Class PL............................      3.50%        04/20/38            12,448
        52,175     Series 2010-125, Class BA............................      2.08%        05/16/37            52,056
       159,090     Series 2010-125, Class TE............................      3.00%        06/20/39           159,145
       148,358     Series 2010-142, Class AJ............................      3.00%        09/20/39           148,169
        28,944     Series 2010-164, Class LE............................      3.00%        10/20/38            28,907
       137,596     Series 2010-164, Class LH............................      3.50%        10/20/38           137,729
        54,711     Series 2011-21, Class AP.............................      4.50%        05/20/38            54,950
        42,401     Series 2011-21, Class QC.............................      4.00%        05/20/38            42,477


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$       99,910     Series 2011-24, Class NE.............................      3.50%        04/20/39    $      100,036
       162,874     Series 2011-37, Class PG.............................      3.00%        05/20/40           162,286
       121,243     Series 2011-40, Class CA.............................      3.00%        12/16/25           121,449
        94,383     Series 2011-115, Class PD............................      2.00%        10/20/38            93,991
       239,440     Series 2014-180, Class PA............................      2.50%        04/20/43           237,931
                                                                                                       --------------
                                                                                                           19,407,594
                                                                                                       --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                Government National Mortgage Association
        24,443     Series 2014-28, Class A..............................      2.00%        01/16/46            24,041
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 0.1%
                Federal Home Loan Mortgage Corporation
         4,800     Pool B18688..........................................      5.00%        02/01/20             4,828
        10,614     Pool E01591..........................................      5.50%        02/01/19            10,643
            86     Pool E99249..........................................      5.50%        09/01/18                86
         3,560     Pool E99582..........................................      5.00%        09/01/18             3,580
       104,783     Pool G11728..........................................      5.50%        02/01/20           105,855
        94,929     Pool G11777..........................................      5.00%        10/01/20            96,088
        40,262     Pool G11879..........................................      5.00%        10/01/20            40,982
       126,708     Pool G11902..........................................      5.00%        08/01/20           128,067
       119,408     Pool G11966..........................................      5.50%        11/01/20           121,478
         8,100     Pool G12255..........................................      5.50%        07/01/21             8,293
        76,826     Pool G13204..........................................      6.00%        11/01/22            79,216
        75,477     Pool G13235..........................................      4.50%        08/01/20            76,346
        23,286     Pool G13395..........................................      4.50%        12/01/19            23,512
        29,027     Pool G13761..........................................      5.50%        12/01/20            29,300
         3,353     Pool G14075..........................................      4.50%        08/01/18             3,383
       322,719     Pool G15821..........................................      5.00%        07/01/25           328,062
        38,314     Pool G18010..........................................      5.50%        09/01/19            38,704
       191,097     Pool J02535..........................................      5.00%        09/01/20           192,953
                Federal National Mortgage Association
           217     Pool 723399..........................................      4.50%        09/01/18               219
        14,159     Pool 725445..........................................      4.50%        05/01/19            14,274
        16,687     Pool 725793..........................................      5.50%        09/01/19            16,814
        24,631     Pool 725934..........................................      5.00%        11/01/19            25,067
        84,951     Pool 735646..........................................      4.50%        07/01/20            85,642
           829     Pool 739798..........................................      4.50%        09/01/18               835
       432,059     Pool 745735..........................................      5.00%        03/01/21           441,186
        37,123     Pool 773440..........................................      5.00%        07/01/19            37,780
         4,564     Pool 775019..........................................      4.50%        05/01/19             4,601
        67,629     Pool 847919..........................................      5.50%        11/01/20            68,728
         5,209     Pool 889191..........................................      4.50%        04/01/21             5,251
        12,030     Pool 889847..........................................      4.50%        04/01/21            12,128
        73,896     Pool 898044..........................................      4.50%        12/01/20            74,497
       311,899     Pool 962078..........................................      4.50%        03/01/23           319,788
           688     Pool AL0217..........................................      5.00%        11/01/18               700
         6,887     Pool AL8539..........................................      4.50%        01/01/27             6,943
        62,979     Pool MA0772..........................................      4.00%        06/01/21            64,531
                Government National Mortgage Association
        27,455     Pool 781783..........................................      5.50%        08/15/19            27,666


                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       93,517     Pool 781820..........................................      5.00%        11/15/19    $       95,338
       108,174     Pool 783524..........................................      5.00%        09/15/24           115,259
                                                                                                       --------------
                                                                                                            2,708,623
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................      22,140,258
                (Cost $22,419,670)                                                                     --------------

CERTIFICATES OF DEPOSIT -- 0.2%

                BANKS -- 0.2%
     5,000,000  Intesa Sanpaolo SpA/New York NY,
                   3 Mo. LIBOR + 0.63% (a)..............................      2.97%        07/17/19         5,003,046
                                                                                                       --------------
                TOTAL CERTIFICATES OF DEPOSIT........................................................       5,003,046
                (Cost $5,000,000)                                                                      --------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                RBSSP Resecuritization Trust
       104,234     Series 2009-12, Class 20A1 (b) (c)...................      3.56%        12/25/35           105,365
                Wells Fargo Mortgage Loan Trust
        96,314     Series 2010-RR1, Class 1A1 (b) (c)...................      4.12%        02/27/37            96,722
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................         202,087
                (Cost $201,627)                                                                        --------------

                TOTAL INVESTMENTS -- 101.0%..........................................................   2,240,416,299
                (Cost $2,239,160,227) (d)
                NET OTHER ASSETS AND LIABILITIES -- (1.0)%...........................................     (23,143,071)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $2,217,273,228
                                                                                                       ==============


---------------------------

(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $257,121,961 or 11.6% of net assets.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Aggregate cost for financial reporting purposes, approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,938,037 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $681,965. The net unrealized appreciation was $1,256,072.

LIBOR - London Interbank Offered Rate

                        See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

---------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):


                                                                                 LEVEL 2          LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                7/31/2018        PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Commercial Paper*..........................  $  828,642,869   $         --   $  828,642,869   $           --
Corporate Bonds*...........................     753,139,057             --      753,139,057               --
Foreign Corporate Bonds*...................     269,227,834             --      269,227,834               --
U.S. Government Notes......................     188,255,270             --      188,255,270               --
Asset-Backed Securities....................     173,805,878             --      173,805,878               --
U.S. Government Agency Mortgage-Backed
   Securities..............................      22,140,258             --       22,140,258               --
Certificates of Deposit*...................       5,003,046             --        5,003,046               --
Mortgage-Backed Securities.................         202,087             --          202,087               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $2,240,416,299   $         --   $2,240,416,299   $           --
                                             ==============   ============   ==============   ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

                        See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts
      (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2018 (UNAUDITED)

            1)    the credit conditions in the relevant market and changes
                  thereto;

            2)    the liquidity conditions in the relevant market and changes thereto;

            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);

            4)    issuer-specific conditions (such as significant credit
                  deterioration); and

            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);

           12)    the borrower's/issuer's competitive position within the
                  industry;

           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2018 (UNAUDITED)

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 51.9%

                CAPITAL MARKETS -- 51.9%
       179,105  First Trust Emerging Markets Local Currency Bond ETF (a).............................  $    6,874,050
       164,676  First Trust Institutional Preferred Securities and Income ETF (a)....................       3,165,073
       490,222  First Trust Preferred Securities and Income ETF (a)..................................       9,417,165
       304,339  First Trust Senior Loan Fund ETF (a).................................................      14,603,706
         3,881  iShares 20+ Year Treasury Bond ETF ..................................................         464,556
         1,071  iShares 3-7 Year Treasury Bond ETF ..................................................         127,952
         2,195  iShares 7-10 Year Treasury Bond ETF .................................................         223,407
        33,915  iShares J.P. Morgan USD Emerging Markets Bond ETF ...................................       3,698,770
        51,340  iShares MBS ETF .....................................................................       5,327,552
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      43,902,231
                (Cost $44,620,373)                                                                     --------------

COMMON STOCKS -- 27.3%

                AUTOMOBILES -- 0.9%
         6,051  Toyota Motor Corp., ADR .............................................................         797,764
                                                                                                       --------------

                BANKS -- 3.6%
         8,047  Bank of Hawaii Corp. ................................................................         647,703
         4,846  First Busey Corp. ...................................................................         153,715
        35,906  Fulton Financial Corp. ..............................................................         622,969
         3,765  NBT Bancorp, Inc. ...................................................................         151,504
        41,339  People's United Financial, Inc. .....................................................         753,610
        33,031  Umpqua Holdings Corp. ...............................................................         703,560
                                                                                                       --------------
                                                                                                            3,033,061
                                                                                                       --------------

                CAPITAL MARKETS -- 1.7%
        29,998  Federated Investors, Inc., Class B ..................................................         725,952
        27,270  Invesco Ltd. ........................................................................         736,017
                                                                                                       --------------
                                                                                                            1,461,969
                                                                                                       --------------

                CHEMICALS -- 0.9%
         7,177  LyondellBasell Industries N.V., Class A .............................................         795,140
                                                                                                       --------------

                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
        27,712  Telekomunikasi Indonesia Persero Tbk PT, ADR ........................................         679,498
                                                                                                       --------------

                ELECTRIC UTILITIES -- 5.2%
         6,947  ALLETE, Inc. ........................................................................         538,601
        15,647  Alliant Energy Corp. ................................................................         672,351
         1,808  American Electric Power Co., Inc. ...................................................         128,621
         1,264  Duke Energy Corp. ...................................................................         103,168
         1,940  Emera, Inc. (CAD) ...................................................................          62,860
        11,661  Eversource Energy ...................................................................         708,055
         5,887  Exelon Corp. ........................................................................         250,198
         3,937  Fortis, Inc. (CAD) ..................................................................         129,443
           826  Hydro One Ltd. (CAD) (b).............................................................          12,064
         5,745  IDACORP, Inc. .......................................................................         541,409
         1,496  NextEra Energy, Inc. ................................................................         250,640
         4,680  Otter Tail Corp. ....................................................................         226,512
         7,025  Pinnacle West Capital Corp. .........................................................         565,021
         4,390  PPL Corp. ...........................................................................         126,300


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                ELECTRIC UTILITIES (CONTINUED)
         1,349  Southern (The) Co. ..................................................................  $       65,561
                                                                                                       --------------
                                                                                                            4,380,804
                                                                                                       --------------

                GAS UTILITIES -- 1.0%
           694  Atmos Energy Corp. ..................................................................          63,758
         1,389  New Jersey Resources Corp. ..........................................................          64,241
         7,045  Southwest Gas Holdings, Inc. ........................................................         550,920
         2,406  UGI Corp. ...........................................................................         127,855
                                                                                                       --------------
                                                                                                              806,774
                                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES -- 1.7%
        11,664  CVS Health Corp. ....................................................................         756,527
        26,764  Patterson Cos., Inc. ................................................................         656,253
                                                                                                       --------------
                                                                                                            1,412,780
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE -- 1.7%
         4,363  Cracker Barrel Old Country Store, Inc. ..............................................         639,158
         4,796  McDonald's Corp. ....................................................................         755,562
                                                                                                       --------------
                                                                                                            1,394,720
                                                                                                       --------------

                IT SERVICES -- 1.8%
        39,192  Infosys Ltd., ADR ...................................................................         790,895
        10,660  Paychex, Inc. .......................................................................         735,753
                                                                                                       --------------
                                                                                                            1,526,648
                                                                                                       --------------

                MULTI-UTILITIES -- 2.1%
         7,093  Consolidated Edison, Inc. ...........................................................         559,850
         4,478  National Grid PLC, ADR ..............................................................         242,170
         4,626  Public Service Enterprise Group, Inc. ...............................................         238,517
           538  Sempra Energy .......................................................................          62,187
         9,511  WEC Energy Group, Inc. ..............................................................         631,245
                                                                                                       --------------
                                                                                                            1,733,969
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 2.2%
        10,290  Enbridge Income Fund Holdings, Inc. (CAD) ...........................................         257,715
         3,523  Enbridge, Inc. ......................................................................         124,820
         4,501  EQT Corp. ...........................................................................         223,610
         6,754  Inter Pipeline Ltd. (CAD) ...........................................................         128,761
        24,905  Kinder Morgan, Inc. .................................................................         442,811
         1,804  ONEOK, Inc. .........................................................................         127,074
        13,089  TransCanada Corp. ...................................................................         588,350
                                                                                                       --------------
                                                                                                            1,893,141
                                                                                                       --------------

                PHARMACEUTICALS -- 1.9%
         9,930  Novartis AG, ADR ....................................................................         833,127
        16,169  Novo Nordisk A/S, ADR ...............................................................         804,731
                                                                                                       --------------
                                                                                                            1,637,858
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.8%
        15,075  Fastenal Co. ........................................................................         858,219


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
         4,074  Watsco, Inc. ........................................................................  $      702,806
                                                                                                       --------------
                                                                                                            1,561,025
                                                                                                       --------------
                TOTAL COMMON STOCKS..................................................................      23,115,151
                (Cost $22,667,047)                                                                     --------------

    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 10.5%

                CHEMICALS -- 0.3%
         9,466  Westlake Chemical Partners, L.P. ....................................................         250,376
                                                                                                       --------------

                GAS UTILITIES -- 0.6%
         8,918  AmeriGas Partners, L.P. .............................................................         383,741
         4,009  Suburban Propane Partners, L.P. .....................................................          95,334
                                                                                                       --------------
                                                                                                              479,075
                                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
         9,521  NextEra Energy Partners, L.P. (c)....................................................         448,153
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 9.1%
         6,246  Alliance Resource Partners, L.P. ....................................................         127,262
         8,931  BP Midstream Partners, L.P. .........................................................         185,229
           720  Buckeye Partners, L.P. ..............................................................          24,977
        40,864  Enbridge Energy Partners, L.P. ......................................................         459,311
        10,889  Energy Transfer Equity, L.P. ........................................................         198,289
         9,907  Energy Transfer Partners, L.P. ......................................................         207,651
        46,521  Enterprise Products Partners, L.P. ..................................................       1,349,108
         6,172  EQT Midstream Partners, L.P. ........................................................         315,945
        17,807  Holly Energy Partners, L.P. .........................................................         551,661
        10,978  Magellan Midstream Partners, L.P. ...................................................         787,781
         1,848  MPLX, L.P. ..........................................................................          67,323
        11,253  Phillips 66 Partners, L.P. ..........................................................         603,723
         7,954  Plains All American Pipeline, L.P. ..................................................         197,100
        24,324  Shell Midstream Partners, L.P. ......................................................         552,155
        15,933  Spectra Energy Partners, L.P. .......................................................         589,043
        24,238  TC PipeLines, L.P. ..................................................................         762,043
         1,708  TransMontaigne Partners, L.P. .......................................................          67,381
         3,341  Valero Energy Partners, L.P. ........................................................         130,834
         1,767  Western Gas Equity Partners, L.P. ...................................................          64,973
           655  Western Gas Partners, L.P. ..........................................................          33,490
         9,312  Williams Partners, L.P. .............................................................         419,319
                                                                                                       --------------
                                                                                                            7,694,598
                                                                                                       --------------
                TOTAL MASTER LIMITED PARTNERSHIPS....................................................       8,872,202
                (Cost $8,617,996)                                                                      --------------


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 7.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.7%
                Federal Home Loan Mortgage Corporation
$       14,680       Series 1998-192, Class IO, IO, STRIPS..............      6.50%        02/01/28    $        3,007
       102,478       Series 2003-2564, Class PK.........................      4.00%        06/15/32           103,140
       114,000       Series 2003-2669, Class LL.........................      5.50%        08/15/33           122,826
         4,982       Series 2004-2776, Class QP.........................      4.00%        01/15/34             4,986
           107       Series 2004-2844, Class BC.........................      5.00%        08/15/19               107
       129,676       Series 2006-3114, Class GI, IO, 1 Mo. LIBOR x -1
                        + 6.60% (e).....................................      4.53%        02/15/36            20,023
         8,978       Series 2006-3200, Class PO, PO.....................       (d)         08/15/36             7,699
        12,033       Series 2007-3373, Class TO, PO ....................       (d)         04/15/37            10,138
        62,691       Series 2007-3382, Class CE.........................      6.00%        11/15/37            67,356
        77,035       Series 2009-3589, Class ZW.........................      4.50%        10/15/39            78,726
       129,000       Series 2010-3626, Class ME.........................      5.00%        01/15/40           142,114
           463       Series 2011-3795, Class CA.........................      4.50%        05/15/39               463
        28,467       Series 2011-3816, Class D..........................      3.50%        08/15/28            28,511
       130,106       Series 2011-3817, Class MA.........................      4.50%        10/15/37           132,838
        18,039       Series 2011-3917, Class AI, IO.....................      4.50%        07/15/26             1,569
       101,095       Series 2012-4101, Class QN.........................      3.50%        09/15/42           101,093
     1,752,870       Series 2016-4619, Class IB, IO.....................      4.00%        12/15/47           240,227
                Federal National Mortgage Association
         5,907       Series 1992-205, Class Z...........................      7.00%        11/25/22             6,231
        28,493       Series 1993-176, Class E, PO ......................       (d)         08/25/23            26,915
        24,810       Series 1993-247, Class 2, IO, STRIPS...............      7.50%        10/25/23             3,074
        71,882       Series 1997-22, Class PC...........................      4.50%        03/18/27            73,765
        23,027       Series 2002-1, Class HC............................      6.50%        02/25/22            23,966
        99,134       Series 2003-339, Class 12, IO, STRIPS..............      6.00%        06/25/33            25,265
        16,588       Series 2003-W2, Class 1A1..........................      6.50%        07/25/42            18,120
        61,686       Series 2004-T2, Class 1PO, PO......................       (d)         11/25/43            55,487
        39,070       Series 2005-45, Class SR, IO, 1 Mo. LIBOR x -1 +
                       6.72% (e)........................................      4.66%        06/25/35             5,116
        11,188       Series 2006-125, Class FA, 1 Mo. LIBOR +
                       0.28% (f)........................................      2.34%        01/25/37            11,129
        59,243       Series 2007-32, Class KT...........................      5.50%        04/25/37            64,588
        11,276       Series 2007-42, Class AO, PO ......................       (d)         05/25/37            10,189
        73,832       Series 2008-24, Class WH...........................      6.00%        02/25/38            88,809
        13,651       Series 2008-44, Class PO, PO ......................       (d)         05/25/38            11,375
        20,231       Series 2010-9, Class EA............................      3.50%        01/25/24            20,233
           467       Series 2010-83, Class AK...........................      3.00%        11/25/18               466
       216,717       Series 2011-30, Class MD...........................      4.00%        02/25/39           219,219
       106,445       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            22,845
       112,463       Series 2015-14, Class IK, IO.......................      0.75%        03/25/45            12,817
       132,901       Series 2015-72, Class PC...........................      3.00%        10/25/43           132,691
                Government National Mortgage Association
        50,921       Series 1999-30, Class S, IO, 1 Mo. LIBOR x -1 +
                       8.60% (e)........................................      6.53%        08/16/29               644
        40,166       Series 2003-7, Class TA............................      4.50%        11/16/32            41,276
        29,175       Series 2003-52, Class AP, PO ......................       (d)         06/16/33            24,547
        54,000       Series 2004-47, Class PD...........................      6.00%        06/16/34            60,133
        77,275       Series 2004-109, Class BC..........................      5.00%        11/20/33            79,013
        16,136       Series 2005-17, Class AD...........................      5.00%        02/20/35            16,744
       381,126       Series 2006-17, Class TW...........................      6.00%        04/20/36           424,017


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      240,000       Series 2008-2, Class GC............................      4.75%        01/16/38    $      253,830
        79,010       Series 2009-96, Class ZG...........................      5.50%        10/16/39            88,290
        10,000       Series 2010-84, Class YB...........................      4.00%        07/20/40            10,076
       106,931       Series 2010-111, Class JA..........................      2.50%        09/16/40           106,298
        19,738       Series 2011-21, Class QH...........................      4.50%        10/16/37            19,860
        43,917       Series 2011-29, Class JA...........................      4.50%        04/20/40            44,096
        39,056       Series 2012-34, Class SD, IO, 1 Mo. LIBOR x -1 +
                       6.05% (e)........................................      3.98%        03/16/42             6,974
        42,380       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43             9,223
         5,438       Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (f)..      6.44%        08/20/39             5,576
        52,474       Series 2013-67, Class PI, IO.......................      4.00%        12/16/42             7,767
                NCUA Guaranteed Notes Trust
        34,853       Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (f)..      2.65%        12/08/20            35,022
                                                                                                        -------------
                                                                                                            3,130,509
                                                                                                        -------------
                PASS-THROUGH SECURITIES -- 3.3%

                Federal Home Loan Mortgage Corporation
        77,302       Pool A47829........................................      4.00%        08/01/35            78,816
        86,934       Pool A80290........................................      5.00%        11/01/35            93,594
        64,648       Pool A94951........................................      4.00%        11/01/40            66,234
        34,989       Pool A95134........................................      4.50%        11/01/40            36,681
        36,827       Pool A97601........................................      4.50%        03/01/41            38,625
        10,925       Pool B13731........................................      5.00%        05/01/19            10,985
        16,103       Pool G03523........................................      6.00%        11/01/37            17,596
        43,034       Pool G06501........................................      4.00%        04/01/41            44,085
        60,261       Pool G07286........................................      6.50%        09/01/39            67,672
        10,226       Pool G11805........................................      5.50%        12/01/19            10,277
        10,052       Pool G11973........................................      5.50%        02/01/21            10,249
        54,746       Pool G13124........................................      6.00%        12/01/22            56,685
        47,934       Pool G13465........................................      6.00%        01/01/24            49,623
        39,371       Pool G13790........................................      4.50%        04/01/25            40,701
        43,402       Pool G13844........................................      4.50%        07/01/25            44,957
        36,377       Pool G14184........................................      5.00%        07/01/25            37,834
        53,173       Pool G15725........................................      4.50%        09/01/26            54,827
        26,069       Pool G18072........................................      4.50%        09/01/20            26,394
       268,902       Pool G60762........................................      5.00%        07/01/41           286,533
        12,570       Pool O20138........................................      5.00%        11/01/30            13,344
        39,304       Pool Q05201........................................      4.00%        12/01/41            40,265
       165,404       Pool U90316........................................      4.00%        10/01/42           169,507
                Federal National Mortgage Association
       104,335       Pool 724888........................................      5.50%        06/01/33           110,560
         1,094       Pool 725098........................................      5.50%        12/01/18             1,094
        38,890       Pool 879398........................................      5.50%        02/01/21            39,611
        38,093       Pool 888112........................................      6.50%        12/01/36            42,290
        22,295       Pool 889780........................................      5.50%        03/01/23            23,138
        12,326       Pool 890206........................................      5.50%        10/01/21            12,497
        61,676       Pool 897936........................................      5.50%        08/01/21            63,230
        32,308       Pool 923171........................................      7.50%        03/01/37            35,727
        52,664       Pool 977130........................................      5.50%        08/01/23            54,516


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       34,712       Pool 983629........................................      4.50%        05/01/23    $       35,497
        43,210       Pool 995400........................................      7.00%        06/01/23            45,026
        89,170       Pool 995700........................................      6.50%        03/01/27            97,750
        34,468       Pool AB2265........................................      4.00%        02/01/41            35,414
        10,936       Pool AI1191........................................      4.50%        04/01/41            11,467
        36,035       Pool AI7800........................................      4.50%        07/01/41            37,776
        28,992       Pool AJ5299........................................      4.00%        11/01/41            29,789
        54,302       Pool AJ5300........................................      4.00%        11/01/41            55,652
        42,420       Pool AK3103........................................      4.00%        02/01/42            43,424
        98,851       Pool AL1024........................................      4.50%        07/01/26           102,220
        42,033       Pool AL6304........................................      5.50%        09/01/25            43,389
       262,775       Pool AP2109........................................      4.00%        08/01/32           270,052
        61,149       Pool AU4726........................................      4.00%        09/01/43            62,669
                Government National Mortgage Association
        21,575       Pool 3500..........................................      5.50%        01/20/34            23,529
        12,119       Pool 3513..........................................      5.00%        02/20/34            12,970
        24,541       Pool 3555..........................................      5.00%        05/20/34            26,260
        70,794       Pool 3975..........................................      5.50%        04/20/37            75,974
        28,773       Pool 4230..........................................      6.00%        09/20/23            30,161
        39,426       Pool 609116........................................      4.50%        02/15/44            41,645
        27,804       Pool MA2293........................................      3.50%        10/20/44            27,552
                                                                                                       --------------
                                                                                                            2,786,363
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       5,916,872
                (Cost $6,050,833)                                                                      --------------

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%

                EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.4%
        11,231  EPR Properties ......................................................................         746,749
         6,971  National Health Investors, Inc. .....................................................         521,710
        16,645  National Retail Properties, Inc. ....................................................         742,533
                                                                                                       --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS..................................................       2,010,992
                (Cost $1,894,035)                                                                      --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                BCAP LLC Trust
$       15,968       Series 2011-R11, Class 30A5 (g) (h)................      4.16%        01/26/34            15,668
                CHL Mortgage Pass-Through Trust
         2,586       Series 2004-J8, Class 1A2..........................      4.75%        11/25/19             2,602
                MASTR Asset Securitization Trust
           974       Series 2003-11, Class 3A1..........................      4.50%        12/25/18               974


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Residential Accredit Loans, Inc.
$        1,991       Series 2003-QS5, Class A2, 1 Mo. LIBOR x -1.83 +
                       14.76% (e).......................................     10.98%        03/25/18    $        2,013
         5,817       Series 2003-QS14, Class A1.........................      5.00%        07/25/18             5,800
         2,319       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             2,322
                Residential Asset Securitization Trust
         8,334       Series 2003-A14, Class A1..........................      4.75%        02/25/19             7,870
                Structured Asset Securities Corp.
        15,706       Series 2003-37A, Class 3A7 (h).....................      4.14%        12/25/33            15,640
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................          52,889
                (Cost $52,894)                                                                         --------------

ASSET-BACKED SECURITIES -- 0.1%

                Bear Stearns Asset Backed Securities I Trust
         9,465       Series 2004-BO1, Class M4, 1 Mo. LIBOR +
                       1.20% (f)........................................      3.26%        10/25/34             9,516
                First Alliance Mortgage Loan Trust
        36,356       Series 1999-1, Class A1............................      7.18%        06/20/30            36,535
                Lehman XS Trust
         6,526       Series 2005-2, Class 1A2, 1 Mo. LIBOR +
                       0.70% (f)........................................      2.76%        08/25/35             6,486
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................          52,537
                (Cost $51,963)                                                                         --------------

                TOTAL INVESTMENTS -- 99.3%...........................................................      83,922,874
                (Cost $83,955,141) (i)
                NET OTHER ASSETS AND LIABILITIES -- 0.7%.............................................         617,085
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $   84,539,959
                                                                                                       ==============


FUTURES CONTRACTS AT JULY 31, 2018 (see Note 2D - Futures Contracts in the Notes
to Portfolio of Investments):


                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                   NUMBER OF          EXPIRATION           NOTIONAL       (DEPRECIATION)/
     FUTURES CONTRACTS           POSITIONS         CONTRACTS             DATE               VALUE             VALUE
----------------------------   -------------   -----------------   -----------------   ----------------   -------------
U.S. 5-Year Treasury Notes         Long               2                Sep-2018        $        226,250   $        (634)
                                                                                       ================   =============



                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.
(b)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.
(d)   Zero coupon security.
(e)   Inverse floating rate security.
(f)   Floating or variable rate security.
(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $15,668 or 0.0% of net assets.
(h)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.
(i)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,089,634 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,122,535. The net unrealized depreciation was
      $32,901. The amounts presented are inclusive of derivative contracts.

ADR     American Depositary Receipt
IO      Interest-Only Security - Principal amount shown represents par value on which interest payments are based. LIBOR London Interbank Offered Rate
PO      Principal-Only Security
STRIPS  Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD      Canadian Dollar

                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):


                                               ASSETS TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                7/31/2018        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Exchange-Traded Funds*.....................   $  43,902,231   $  43,902,231   $          --   $          --
Common Stocks*.............................      23,115,151      23,115,151              --              --
Master Limited Partnerships*...............       8,872,202       8,872,202              --              --
U.S. Government Agency Mortgage-Backed
   Securities..............................       5,916,872              --       5,916,872              --
Real Estate Investment Trusts*.............       2,010,992       2,010,992              --              --
Mortgage-Backed Securities.................          52,889              --          52,889              --
Asset-Backed Securities....................          52,537              --          52,537              --
                                              -------------   -------------   -------------   -------------
Total Investments..........................   $  83,922,874   $  77,900,576   $   6,022,298   $          --
                                              =============   =============   =============   =============

                                             LIABILITIES TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                7/31/2018        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Futures Contracts .........................   $        (634)  $        (634)  $          --   $          --
                                              =============   =============   =============   =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION
The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S.
dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding
      Nasdaq and the London Stock Exchange Alternative Investment Market
      ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5)    the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;
      6)    the information as to any transactions in or offers for the security;
      7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9)    the quality, value and salability of collateral, if any, securing the security;


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

      10)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
      11)   the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);
      12)   the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar investments in active markets.
            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.
            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).
            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018, is included with the Fund's Portfolio of Investments.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

B. SECURITIES TRANSACTIONS
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and the
Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of
Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. As of July 31, 2018, the Fund had no open forward foreign currency contracts.

D. FUTURES CONTRACTS
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS
In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the
Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. As of July 31, 2018, the Fund had no open options contracts.

F. FOREIGN CURRENCY
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES
An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES
A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2018 (UNAUDITED)

I. STRIPPED MORTGAGE-BACKED SECURITIES
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

J. AFFILIATED TRANSACTIONS
The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the fiscal year-to-date period
(November 1, 2017 through July 31, 2018) are as follows:


                                                                                 UNREALIZED   REALIZED
                             SHARES AT   VALUE AT                               APPRECIATION    GAIN       VALUE AT      DIVIDEND
       SECURITY NAME         7/31/2018  10/31/2017    PURCHASES      SALES     (DEPRECIATION)  (LOSS)      7/31/2018      INCOME
---------------------------  ---------  -----------  -----------  ------------  ------------  ---------  -------------  -----------
First Trust Emerging
  Markets Local Currency
  Bond ETF                     179,105  $ 7,919,105  $ 4,095,725  $ (4,446,471) $   (635,428) $ (58,881) $   6,874,050  $   429,917
First Trust Institutional
  Preferred Securities and
  Income ETF                   164,676           --    4,744,179    (1,378,511)     (144,842)   (55,753)     3,165,073      111,828
First Trust Low Duration
  Opportunities ETF                 --           --      894,866      (895,450)           --        584             --        1,015
First Trust Preferred
  Securities and Income ETF    490,222   15,261,539    1,379,179    (6,660,924)     (494,777)   (67,852)     9,417,165      487,983
First Trust Senior Loan
  Fund                         304,339           --   15,745,333    (1,144,307)        4,614     (1,934)    14,603,706      135,749
First Trust Tactical High
  Yield ETF                         --   15,183,108      396,947   (15,100,955)      (88,734)  (390,366)            --      477,622
                                        -----------  -----------  ------------  ------------  ---------  -------------  -----------
Total Investments in
  Affiliates                            $38,363,752  $27,256,229  $(29,626,618) $ (1,359,167) $(574,202) $  34,059,994  $ 1,644,114
                                        ===========  ===========  ============  ============  =========  =============  ===========


                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), there were no forward foreign currency contracts opened or closed.

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional value of futures contracts opened and closed were $3,299,861, and
$4,379,645, respectively.

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), there were no options contracts opened or closed.


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 71.3%

                ASSET-BACKED SECURITIES -- 0.1%
                Fannie Mae Grantor Trust
$      479,655     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)....      2.31%        07/25/32    $      463,700
                Federal Home Loan Mortgage Corporation
     1,273,398     Series 1999-21, Class A, 1 Mo. LIBOR + 0.36% (a).....      2.42%        10/25/29         1,264,715
        37,939     Series 2006-72, Class A1, 1 Mo. LIBOR + 0.21% (a)....      2.30%        03/25/36            37,820
                                                                                                       --------------
                                                                                                            1,766,235
                                                                                                       --------------
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.9%
                Federal Home Loan Mortgage Corporation
           669     Series 1989-74, Class F..............................      6.00%        10/15/20               678
            29     Series 1990-186, Class E.............................      6.00%        08/15/21                29
           108     Series 1990-188, Class H.............................      7.00%        09/15/21               111
        79,251     Series 1992-133, Class B, IO, STRIPS.................      8.50%        06/01/22             9,321
         1,972     Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)....      2.37%        05/15/23             1,978
       100,506     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..      2.90%        03/15/22           101,659
        27,724     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...      3.22%        04/15/23            28,261
        21,595     Series 1993-1552, Class I, 10 Yr. U.S. Treasury Yield
                      Curve - 0.65% (a).................................      2.21%        08/15/23            21,539
         3,134     Series 1993-1577, Class PK...........................      6.50%        09/15/23             3,278
       188,950     Series 1993-1579, Class PM...........................      6.70%        09/15/23           201,156
       156,221     Series 1993-1630, Class PK...........................      6.00%        11/15/23           163,311
        14,844     Series 1993-1643, Class PK...........................      6.50%        12/15/23            15,614
       484,242     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...      3.57%        04/15/24           493,390
        20,497     Series 1998-2042, Class H, PO........................       (b)         03/15/28            18,642
         2,682     Series 1998-2089, Class PJ, IO.......................      7.00%        10/15/28               306
        13,032     Series 1998-2102, Class Z............................      6.00%        12/15/28            13,975
       672,140     Series 1999-201, Class PO, PO, STRIPS................       (b)         01/01/29           590,660
        83,836     Series 2000-2245, Class EA, PO.......................       (b)         08/15/30            78,770
         3,424     Series 2001-2365, Class LO, PO.......................       (b)         09/15/31             3,351
       104,939     Series 2002-48, Class 1A (c).........................      5.01%        07/25/33           108,245
       115,267     Series 2002-2405, Class BF...........................      7.00%        03/25/24           122,905
       150,747     Series 2002-2410, Class OG...........................      6.38%        02/15/32           175,851
       359,368     Series 2002-2425, Class PO, PO.......................       (b)         03/15/32           321,887
       197,174     Series 2002-2427, Class GE...........................      6.00%        03/15/32           215,676
       375,689     Series 2002-2437, Class SA, IO,
                      1 Mo. LIBOR x -1 + 7.90% (d)......................      5.83%        01/15/29            53,393
       101,540     Series 2002-2449, Class LO, PO.......................       (b)         05/15/32            91,754
        63,007     Series 2002-2499, Class PO, PO.......................       (b)         01/15/32            55,595
        21,117     Series 2003-58, Class 2A.............................      6.50%        09/25/43            23,743
       189,592     Series 2003-225, Class PO, PO, STRIPS................       (b)         11/15/33           157,329
        60,415     Series 2003-2557, Class HL...........................      5.30%        01/15/33            64,709
       201,155     Series 2003-2564, Class AC...........................      5.50%        02/15/33           217,787
       651,808     Series 2003-2574, Class PE...........................      5.50%        02/15/33           704,215
       300,683     Series 2003-2577, Class LI, IO.......................      5.50%        02/15/33            61,067
     1,735,000     Series 2003-2581, Class LL...........................      5.25%        03/15/33         1,876,307


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      756,222     Series 2003-2586, Class TG...........................      5.50%        03/15/23    $      785,736
       185,916     Series 2003-2597, Class AE...........................      5.50%        04/15/33           195,531
     1,589,000     Series 2003-2613, Class LL...........................      5.00%        05/15/33         1,701,081
       212,251     Series 2003-2626, Class ZW...........................      5.00%        06/15/33           223,829
       314,132     Series 2003-2626, Class ZX...........................      5.00%        06/15/33           331,164
       141,000     Series 2003-2669, Class LL...........................      5.50%        08/15/33           151,916
         8,000     Series 2003-2676, Class LL...........................      5.50%        09/15/33             8,691
       123,753     Series 2003-2703, Class CB...........................      4.00%        11/15/18           123,884
       617,344     Series 2004-2771, Class NL...........................      6.00%        03/15/34           693,629
        46,143     Series 2004-2785, Class NC...........................      4.00%        04/15/19            46,270
       593,301     Series 2004-2793, Class PE...........................      5.00%        05/15/34           625,240
     1,484,002     Series 2004-2801, Class SE, IO,
                      1 Mo. LIBOR x -1 + 7.05% (d)......................      4.98%        07/15/32           247,672
       312,736     Series 2004-2835, Class QY, IO,
                      1 Mo. LIBOR x -1 + 7.90% (d)......................      5.83%        12/15/32            54,233
        32,609     Series 2004-2863, Class PO, PO.......................       (b)         10/15/31            31,079
       255,312     Series 2004-2890, Class ZA...........................      5.00%        11/15/34           270,703
       485,051     Series 2004-2891, Class ZA...........................      6.50%        11/15/34           637,458
       557,749     Series 2004-2907, Class DZ...........................      4.00%        12/15/34           553,099
     2,636,454     Series 2005-233, Class 12, IO, STRIPS................      5.00%        09/15/35           627,242
       710,579     Series 2005-234, Class IO, IO, STRIPS................      4.50%        10/01/35           147,212
     1,215,736     Series 2005-2923, Class PO, PO.......................       (b)         01/15/35         1,053,513
       117,682     Series 2005-2934, Class EC, PO.......................       (b)         02/15/20           115,710
       407,000     Series 2005-2973, Class GE...........................      5.50%        05/15/35           460,793
       698,484     Series 2005-2980, Class AO, PO.......................       (b)         11/15/34           576,154
       272,874     Series 2005-2990, Class GO, PO.......................       (b)         02/15/35           241,302
       147,085     Series 2005-3001, Class OK, PO.......................       (b)         02/15/35           124,872
        65,449     Series 2005-3027, Class AP, PO.......................       (b)         05/15/29            57,531
       241,348     Series 2005-3031, Class BI, IO,
                      1 Mo. LIBOR x -1 + 6.69% (d)......................      4.62%        08/15/35            40,100
        18,035     Series 2005-3074, Class ZH...........................      5.50%        11/15/35            21,743
       271,018     Series 2005-3077, Class TO, PO.......................       (b)         04/15/35           244,442
       105,590     Series 2006-237, Class PO, PO, STRIPS................       (b)         05/15/36            87,517
       632,332     Series 2006-238, Class 8, IO, STRIPS.................      5.00%        04/15/36           132,204
       529,581     Series 2006-243, Class 11, IO, STRIPS (e)............      7.21%        08/15/36           135,397
       223,385     Series 2006-3100, Class PO, PO.......................       (b)         01/15/36           193,742
       642,826     Series 2006-3114, Class GI, IO,
                      1 Mo. LIBOR x -1 + 6.60% (d)......................      4.53%        02/15/36            99,258
       201,050     Series 2006-3117, Class EO, PO.......................       (b)         02/15/36           170,373
        21,801     Series 2006-3117, Class OK, PO.......................       (b)         02/15/36            18,386
       976,108     Series 2006-3117, Class SO, PO.......................       (b)         02/15/36           770,551
        29,730     Series 2006-3117, Class ZU...........................      6.00%        02/15/36            37,250
        30,581     Series 2006-3122, Class OH, PO.......................       (b)         03/15/36            26,990
        30,859     Series 2006-3122, Class OP, PO.......................       (b)         03/15/36            28,073


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$        8,368     Series 2006-3122, Class ZW...........................      6.00%        03/15/36    $       10,017
        85,501     Series 2006-3134, Class PO, PO.......................       (b)         03/15/36            74,454
       168,693     Series 2006-3138, Class PO, PO.......................       (b)         04/15/36           148,237
       248,524     Series 2006-3140, Class XO, PO.......................       (b)         03/15/36           220,024
        50,021     Series 2006-3150, Class DZ...........................      5.50%        05/15/36            54,455
        30,189     Series 2006-3150, Class PO, PO.......................       (b)         05/15/36            26,654
       386,537     Series 2006-3152, Class MO, PO.......................       (b)         03/15/36           328,514
       966,548     Series 2006-3153, Class EO, PO.......................       (b)         05/15/36           807,590
       126,983     Series 2006-3171, Class MO, PO.......................       (b)         06/15/36           114,015
        36,866     Series 2006-3178, Class BO, PO.......................       (b)         06/15/36            31,245
        89,965     Series 2006-3179, Class OA, PO.......................       (b)         07/15/36            77,747
        76,880     Series 2006-3181, Class LO, PO.......................       (b)         07/15/36            69,805
       413,838     Series 2006-3200, Class PO, PO.......................       (b)         08/15/36           354,891
       100,101     Series 2006-3206, Class EO, PO.......................       (b)         08/15/36            91,056
     2,796,899     Series 2006-3210, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.60% (d)......................      4.53%        09/15/36           341,814
        75,944     Series 2006-3211, Class SO, PO.......................       (b)         09/15/36            65,335
        61,981     Series 2006-3217, Class CO, PO.......................       (b)         09/15/36            56,289
       743,380     Series 2006-3218, Class AO, PO.......................       (b)         09/15/36           574,822
       239,598     Series 2006-3219, Class AO, PO.......................       (b)         09/15/36           217,802
       664,935     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..      2.62%        04/15/32           672,650
       129,748     Series 2006-3225, Class EO, PO.......................       (b)         10/15/36           111,090
     1,554,882     Series 2006-3240, Class GO, PO.......................       (b)         11/15/36         1,381,710
       309,372     Series 2006-3242, Class CO, PO.......................       (b)         11/15/36           278,431
       209,741     Series 2006-3244, Class GO, PO.......................       (b)         11/15/36           190,110
       397,333     Series 2006-3244, Class QO, PO.......................       (b)         11/15/36           362,296
       290,685     Series 2006-3245, Class PO, PO.......................       (b)         11/15/36           263,917
       559,722     Series 2006-3252, Class LO, PO.......................       (b)         12/15/36           465,853
       445,685     Series 2006-3256, Class PO, PO.......................       (b)         12/15/36           378,458
       230,196     Series 2007-3260, Class BO, PO.......................       (b)         01/15/37           206,586
       440,778     Series 2007-3261, Class OA, PO.......................       (b)         01/15/37           372,590
     1,809,574     Series 2007-3262, Class KS, IO,
                      1 Mo. LIBOR x -1 + 6.41% (d)......................      4.34%        01/15/37           191,892
       129,242     Series 2007-3267, Class ZB...........................      6.00%        01/15/37           141,848
        75,198     Series 2007-3274, Class B............................      6.00%        02/15/37            81,281
        54,675     Series 2007-3292, Class DO, PO.......................       (b)         03/15/37            50,863
       165,464     Series 2007-3296, Class OK, PO.......................       (b)         03/15/37           148,405
       393,525     Series 2007-3300, Class OC, PO.......................       (b)         04/15/37           329,919
     1,943,049     Series 2007-3300, Class XO, PO.......................       (b)         03/15/37         1,734,625
        26,115     Series 2007-3301, Class OY, PO.......................       (b)         04/15/37            23,791
        65,921     Series 2007-3305, Class PO, PO.......................       (b)         04/15/37            59,377
        91,794     Series 2007-3314, Class OW, PO.......................       (b)         05/15/37            74,063


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      163,654     Series 2007-3317, Class CO, PO.......................       (b)         05/15/37    $      147,058
       478,169     Series 2007-3322, Class NF,
                      1 Mo. LIBOR x 2,566.67 - 16,683.33%, 0.00%
                      Floor (a).........................................      0.00%        05/15/37           440,991
       212,753     Series 2007-3325, Class OB, PO.......................       (b)         06/15/37           190,098
        59,112     Series 2007-3326, Class KO, PO.......................       (b)         06/15/37            53,077
       373,095     Series 2007-3331, Class PO, PO.......................       (b)         06/15/37           327,953
        28,167     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..      2.37%        07/15/37            28,031
        85,196     Series 2007-3349, Class MY...........................      5.50%        07/15/37            92,239
       354,429     Series 2007-3360, Class CB...........................      5.50%        08/15/37           375,874
       102,084     Series 2007-3369, Class BO, PO.......................       (b)         09/15/37            93,135
        44,789     Series 2007-3373, Class TO, PO.......................       (b)         04/15/37            37,736
       532,810     Series 2007-3376, Class OX, PO.......................       (b)         10/15/37           476,051
       182,365     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..      2.42%        11/15/36           180,382
        48,428     Series 2007-3383, Class OP, PO.......................       (b)         11/15/37            41,234
       822,734     Series 2007-3384, Class TO, PO.......................       (b)         11/15/37           741,742
       489,576     Series 2007-3387, Class PO, PO.......................       (b)         11/15/37           408,027
     1,030,134     Series 2007-3391, Class PO...........................       (b)         04/15/37           927,001
       969,044     Series 2007-3393, Class JO, PO.......................       (b)         09/15/32           849,488
       172,086     Series 2007-3403, Class OB, PO.......................       (b)         12/15/37           153,414
       322,195     Series 2007-3403, Class PO, PO.......................       (b)         12/15/37           289,748
       735,156     Series 2008-3406, Class B............................      6.00%        01/15/38           758,502
        94,426     Series 2008-3413, Class B............................      5.50%        04/15/37            98,576
       616,225     Series 2008-3419, Class LO, PO.......................       (b)         07/15/37           532,713
       468,750     Series 2008-3420, Class AZ...........................      5.50%        02/15/38           505,055
        40,289     Series 2008-3444, Class DO, PO.......................       (b)         01/15/37            34,411
       286,507     Series 2008-3448, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.05% (d)......................      3.98%        05/15/38            16,754
       234,608     Series 2008-3469, Class DO, PO.......................       (b)         07/15/38           203,649
       519,664     Series 2008-3469, Class EO, PO.......................       (b)         07/15/38           451,056
     5,537,319     Series 2009-3522, Class SE, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.03%        04/15/39           696,272
        54,840     Series 2009-3523, Class SD,
                      1 Mo. LIBOR x -2.75 + 19.66% (d)..................     13.97%        06/15/36            68,229
     1,024,939     Series 2009-3542, Class ZP...........................      5.00%        06/15/39         1,143,696
       177,000     Series 2009-3550, Class LL...........................      4.50%        07/15/39           186,843
       468,103     Series 2009-3563, Class ZP...........................      5.00%        08/15/39           529,755
        23,868     Series 2009-3571, Class OC, PO.......................       (b)         05/15/37            20,471
       345,136     Series 2009-3571, Class SB, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.03%        09/15/34            17,959
     5,096,249     Series 2009-3572, Class JS, IO,
                      1 Mo. LIBOR x -1 + 6.80% (d)......................      4.73%        09/15/39           483,792
        20,113     Series 2009-3585, Class QZ...........................      5.00%        08/15/39            22,952
       232,614     Series 2009-3587, Class FX, 1 Mo. LIBOR (a)..........      2.07%        12/15/37           225,856
     1,237,953     Series 2009-3591, Class PO, PO.......................       (b)         10/15/39         1,106,614


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,867,136     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...      2.48%        03/15/36    $    1,871,530
     2,913,658     Series 2009-3605, Class NC...........................      5.50%        06/15/37         3,148,681
       397,049     Series 2009-3606, Class BO, PO.......................       (b)         12/15/39           356,873
       411,235     Series 2009-3607, Class BO, PO.......................       (b)         04/15/36           349,382
     1,469,758     Series 2009-3607, Class OP, PO.......................       (b)         07/15/37         1,254,218
       187,912     Series 2009-3611, Class PO, PO.......................       (b)         07/15/34           159,347
       158,669     Series 2010-3621, Class BO, PO.......................       (b)         01/15/40           136,516
       179,146     Series 2010-3621, Class PO, PO.......................       (b)         01/15/40           152,785
       400,000     Series 2010-3622, Class PB...........................      5.00%        01/15/40           432,355
       377,078     Series 2010-3623, Class LO, PO.......................       (b)         01/15/40           330,657
       865,032     Series 2010-3632, Class BS,
                      1 Mo. LIBOR x -3.33 + 17.50% (d)..................     10.59%        02/15/40           997,995
       385,862     Series 2010-3632, Class PA...........................      4.50%        05/15/37           386,026
        52,688     Series 2010-3637, Class LJ...........................      3.50%        02/15/25            52,797
       107,000     Series 2010-3645, Class WD...........................      4.50%        02/15/40           111,258
        83,638     Series 2010-3664, Class BA...........................      4.00%        03/15/38            83,880
       661,000     Series 2010-3667, Class PL...........................      5.00%        05/15/40           692,227
       264,473     Series 2010-3687, Class HB...........................      2.50%        07/15/38           262,502
       921,900     Series 2010-3688, Class HI, IO.......................      5.00%        11/15/21            34,247
       149,017     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..      2.67%        07/15/40           150,510
        10,176     Series 2010-3699, Class QI, IO.......................      5.50%        02/15/39                46
       400,000     Series 2010-3714, Class PB...........................      4.75%        08/15/40           436,718
        15,335     Series 2010-3716, Class PC...........................      2.50%        04/15/38            15,186
     1,659,011     Series 2010-3722, Class AI, IO.......................      3.50%        09/15/20            48,791
     6,311,563     Series 2010-3726, Class BI, IO.......................      6.00%        07/15/30           368,094
     1,931,181     Series 2010-3726, Class ND...........................      3.50%        06/15/39         1,936,464
     1,670,149     Series 2010-3735, Class IK, IO.......................      3.50%        10/15/25           144,677
       214,632     Series 2010-3735, Class JI, IO.......................      4.50%        10/15/30            32,792
       166,929     Series 2010-3739, Class MB...........................      4.00%        06/15/37           168,974
       521,113     Series 2010-3740, Class SC, IO,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.93%        10/15/40            62,653
        67,897     Series 2010-3741, Class PA...........................      2.15%        02/15/35            67,828
        12,121     Series 2010-3752, Class KF, 1 Mo. LIBOR + 0.50% (a)..      2.57%        12/15/37            12,155
     1,864,857     Series 2010-3755, Class AI, IO.......................      3.50%        11/15/20            53,594
     1,646,822     Series 2010-3764, Class QA...........................      4.00%        10/15/29         1,670,175
        70,290     Series 2010-3770, Class GZ...........................      4.50%        10/15/40            76,203
       154,249     Series 2010-3773, Class PH...........................      2.50%        06/15/25           152,988
       231,189     Series 2010-3775, Class LD...........................      3.00%        12/15/20           231,593
       671,838     Series 2010-3775, Class LI, IO.......................      3.50%        12/15/20            20,141
       312,000     Series 2010-3780, Class AV...........................      4.00%        04/15/31           320,982
       113,774     Series 2011-3785, Class LS,
                      1 Mo. LIBOR x -2 + 9.90% (d)......................      5.76%        01/15/41           113,326


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      280,063     Series 2011-3793, Class HA...........................      3.50%        02/15/25    $      280,520
       156,885     Series 2011-3795, Class ED...........................      3.00%        10/15/39           155,197
       600,000     Series 2011-3796, Class PB...........................      5.00%        01/15/41           655,974
       553,033     Series 2011-3808, Class BQ...........................      5.50%        08/15/25           555,440
           803     Series 2011-3812, Class BE...........................      2.75%        09/15/18               802
       199,265     Series 2011-3816, Class D............................      3.50%        08/15/28           199,580
       475,809     Series 2011-3819, Class ZQ...........................      6.00%        04/15/36           521,081
         5,018     Series 2011-3820, Class DA...........................      4.00%        11/15/35             5,062
       886,856     Series 2011-3820, Class GZ...........................      5.00%        03/15/41           978,406
       300,000     Series 2011-3820, Class NC...........................      4.50%        03/15/41           316,825
           119     Series 2011-3824, Class FA, 1 Mo. LIBOR + 0.15% (a)..      2.22%        03/15/26               119
       854,954     Series 2011-3827, Class BM...........................      5.50%        08/15/39           881,180
       150,816     Series 2011-3828, Class SY,
                      1 Mo. LIBOR x -3 + 13.20% (d).....................      6.99%        02/15/41           162,422
     1,579,419     Series 2011-3841, Class JZ...........................      5.00%        04/15/41         1,713,817
        54,597     Series 2011-3842, Class BS,
                      1 Mo. LIBOR x -5 + 22.75% (d).....................     12.34%        04/15/41            77,023
       300,000     Series 2011-3844, Class PC...........................      5.00%        04/15/41           338,431
     1,243,993     Series 2011-3860, Class PZ...........................      5.00%        05/15/41         1,346,772
       232,633     Series 2011-3862, Class TO, PO.......................       (b)         05/15/41           197,737
       125,541     Series 2011-3864, Class FW, 1 Mo. LIBOR + 0.40% (a)..      2.47%        02/15/41           125,934
       366,587     Series 2011-3868, Class PO, PO.......................       (b)         05/15/41           309,853
        56,124     Series 2011-3870, Class PE...........................      2.50%        07/15/40            56,021
        27,040     Series 2011-3876, Class CB...........................      2.75%        06/15/26            27,024
       849,218     Series 2011-3884, Class DL...........................      3.00%        02/15/25           851,022
       525,000     Series 2011-3890, Class ME...........................      5.00%        07/15/41           586,806
       845,000     Series 2011-3895, Class PW...........................      4.50%        07/15/41           922,908
         8,237     Series 2011-3901, Class CD...........................      2.00%        10/15/18             8,230
        71,198     Series 2011-3902, Class MA...........................      4.50%        07/15/39            71,752
     1,551,968     Series 2011-3925, Class ZD...........................      4.50%        09/15/41         1,698,858
     2,418,405     Series 2011-3926, Class SH, IO,
                      1 Mo. LIBOR x -1 + 6.55% (d)......................      4.48%        05/15/40           178,628
     1,352,936     Series 2011-3935, Class LI, IO.......................      3.00%        10/15/21            40,736
     3,158,325     Series 2011-3951, Class AO, PO.......................       (b)         03/15/32         2,805,772
       111,812     Series 2011-3954, Class JE...........................      5.00%        08/15/29           114,031
     4,090,875     Series 2011-3956, Class KI, IO.......................      3.00%        11/15/21           139,360
     1,072,342     Series 2011-3960, Class BU...........................      3.50%        02/15/30         1,087,911
     1,461,251     Series 2011-3968, Class AI, IO.......................      3.00%        12/15/21            49,717
     1,189,334     Series 2012-267, Class S5, IO, STRIPS,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.93%        08/15/42           205,058
       145,486     Series 2012-278, Class F1, STRIPS,
                      1 Mo. LIBOR + 0.45% (a)...........................      2.52%        09/15/42           146,347
     3,145,475     Series 2012-3994, Class AI, IO.......................      3.00%        02/15/22           107,758


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,095,698     Series 2012-3999, Class WA (e).......................      5.41%        08/15/40    $    1,170,122
     1,678,000     Series 2012-4000, Class PY...........................      4.50%        02/15/42         1,820,658
        59,000     Series 2012-4012, Class GC...........................      3.50%        06/15/40            58,908
        39,703     Series 2012-4015, Class KB...........................      1.75%        05/15/41            34,638
     1,419,572     Series 2012-4021, Class IP, IO.......................      3.00%        03/15/27           117,708
       950,857     Series 2012-4026, Class GZ...........................      4.50%        04/15/42         1,010,240
     2,397,738     Series 2012-4030, Class IL, IO.......................      3.50%        04/15/27           229,778
       241,132     Series 2012-4038, Class CS,
                      1 Mo. LIBOR x -3 + 12.00% (d).....................      5.76%        04/15/42           228,387
     4,662,720     Series 2012-4054, Class AI, IO.......................      3.00%        04/15/27           362,792
        18,433     Series 2012-4076, Class QB...........................      1.75%        11/15/41            17,067
     4,282,542     Series 2012-4077, Class TS, IO,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.93%        05/15/41           537,536
       554,912     Series 2012-4090, Class YZ...........................      4.50%        08/15/42           585,747
        81,151     Series 2012-4097, Class ES, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.03%        08/15/42            12,664
       738,818     Series 2012-4097, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.05% (d)......................      3.98%        08/15/42           116,615
       747,000     Series 2012-4098, Class PE...........................      4.00%        08/15/42           768,052
       830,213     Series 2012-4103, Class HI, IO.......................      3.00%        09/15/27            75,957
        89,594     Series 2012-4116, Class AS, IO,
                      1 Mo. LIBOR x -1 + 6.15% (d)......................      4.08%        10/15/42            15,071
     4,744,454     Series 2012-4121, Class HI, IO.......................      3.50%        10/15/27           451,353
     3,923,666     Series 2012-4132, Class AI, IO.......................      4.00%        10/15/42           865,698
     1,033,915     Series 2012-4136, Class TU, IO,
                      1 Mo. LIBOR x -22.50 + 139.50%, 4.50% Cap (d).....      4.50%        08/15/42           209,513
     1,031,613     Series 2012-4145, Class YI, IO.......................      3.00%        12/15/27            91,306
       939,899     Series 2013-299, Class S1, IO, STRIPS,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.93%        01/15/43           152,116
     1,228,346     Series 2013-303, Class C2, IO, STRIPS................      3.50%        01/15/28           111,947
     1,074,203     Series 2013-304, Class C37, IO, STRIPS...............      3.50%        12/15/27            78,369
     5,347,601     Series 2013-304, Class C40, IO, STRIPS...............      3.50%        09/15/26           374,482
    11,192,349     Series 2013-4154, Class IB, IO.......................      3.50%        01/15/28         1,074,543
       655,000     Series 2013-4176, Class HE...........................      4.00%        03/15/43           680,388
       702,650     Series 2013-4177, Class GL...........................      3.00%        03/15/33           663,428
       826,035     Series 2013-4193, Class PB...........................      4.00%        04/15/43           838,645
    26,039,884     Series 2013-4194, Class GI, IO.......................      4.00%        04/15/43         4,782,785
       500,000     Series 2013-4211, Class PB...........................      3.00%        05/15/43           452,606
     1,592,586     Series 2013-4213, Class MZ...........................      4.00%        06/15/43         1,626,790
       422,463     Series 2013-4226, Class NS,
                      1 Mo. LIBOR x -3 + 10.50% (d).....................      4.26%        01/15/43           364,976
       154,004     Series 2013-4235, Class AB...........................      2.00%        01/15/34           152,883
       831,896     Series 2013-4239, Class IO, IO.......................      3.50%        06/15/27            78,567
     1,450,000     Series 2013-4247, Class AY...........................      4.50%        09/15/43         1,545,437


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      614,963     Series 2013-4249, Class KO, PO.......................       (b)         11/15/42    $      484,846
       114,436     Series 2013-4261, Class GS,
                      1 Mo. LIBOR x -2.75 + 10.98% (d)..................      5.29%        01/15/41           108,381
     2,615,035     Series 2013-4265, Class IB, IO.......................      4.50%        12/15/24           217,982
       219,173     Series 2013-4270, Class AP...........................      2.50%        04/15/40           216,597
       382,725     Series 2014-4300, Class IM, IO.......................      3.00%        03/15/37            36,960
       819,159     Series 2014-4314, Class CI, IO.......................      6.00%        03/15/44           207,609
       249,048     Series 2014-4316, Class XZ...........................      4.50%        03/15/44           263,787
     3,212,380     Series 2014-4318, Class CI, IO.......................      4.00%        03/15/22           112,348
       830,033     Series 2014-4337, Class TV...........................      4.00%        10/15/45           839,931
     9,970,871     Series 2014-4387, Class IE, IO.......................      2.50%        11/15/28           728,159
    24,270,775     Series 2015-343, Class F4, STRIPS,
                      1 Mo. LIBOR + 0.35% (a)...........................      2.44%        10/15/37        24,298,903
     3,850,313     Series 2015-4487, Class CB...........................      3.50%        06/15/45         3,902,153
     1,621,210     Series 2015-4503, Class MI, IO.......................      5.00%        08/15/45           367,807
     1,247,419     Series 2015-4512, Class W (c) (e)....................      5.33%        05/15/38         1,323,972
       250,728     Series 2015-4520, Class AI, IO.......................      3.50%        10/15/35            49,867
       522,485     Series 2015-4522, Class JZ...........................      2.00%        01/15/45           473,515
       235,814     Series 2016-4546, Class PZ...........................      4.00%        12/15/45           229,586
       399,174     Series 2016-4546, Class ZT...........................      4.00%        01/15/46           384,096
       122,529     Series 2016-4568, Class MZ...........................      4.00%        04/15/46           117,201
     3,836,232     Series 2016-4591, Class GI, IO.......................      4.00%        12/15/44           739,341
       771,702     Series 2016-4600, Class WT...........................      3.50%        07/15/36           747,270
       439,378     Series 2016-4605, Class KS,
                      1 Mo. LIBOR x -1.57 + 4.71% (d)...................      1.44%        08/15/43           360,708
     1,977,610     Series 2016-4609, Class YI, IO.......................      4.00%        04/15/54           274,752
       659,486     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..      3.17%        11/15/37           678,374
     1,393,442     Series 2016-4615, Class GT,
                      1 Mo. LIBOR x -4 + 16.00%, 4.00% Cap (d)..........      4.00%        10/15/42         1,129,262
    41,789,660     Series 2016-4619, Class IB, IO.......................      4.00%        12/15/47         5,727,189
     1,173,000     Series 2017-4650, Class JH...........................      3.00%        01/15/47         1,023,566
       600,000     Series 2017-4681, Class JY...........................      2.50%        05/15/47           512,718
     3,094,314     Series 2018-4780, Class VA...........................      4.00%        05/15/29         3,201,923
                Federal National Mortgage Association
         7,166     Series 1989-81, Class G..............................      9.00%        11/25/19             7,288
            88     Series 1990-11, Class G..............................      6.50%        02/25/20                89
         4,723     Series 1990-13, Class E..............................      9.00%        02/25/20             4,891
        25,887     Series 1990-79, Class J..............................      9.00%        07/25/20            26,457
        14,895     Series 1990-98, Class J..............................      9.00%        08/25/20            15,279
           703     Series 1990-108, Class G.............................      7.00%        09/25/20               720
           945     Series 1990-109, Class J.............................      7.00%        09/25/20               967
         7,458     Series 1990-112, Class G.............................      8.50%        09/25/20             7,558
        25,933     Series 1991-30, Class PN.............................      9.00%        10/25/21            26,765
           121     Series 1991-130, Class D, PO.........................       (b)         09/25/21               119
       300,917     Series 1992-38, Class GZ.............................      7.50%        07/25/22           320,306


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$           59     Series 1992-44, Class ZQ.............................      8.00%        07/25/22    $           62
         9,450     Series 1992-185, Class ZB............................      7.00%        10/25/22             9,977
         1,704     Series 1993-3, Class K...............................      7.00%        02/25/23             1,782
        19,751     Series 1993-39, Class Z..............................      7.50%        04/25/23            20,999
         2,506     Series 1993-46, Class FH,
                      7 Yr. U.S. Treasury Yield Curve - 0.20% (a).......      2.72%        04/25/23             2,476
       236,845     Series 1993-169, Class L.............................      6.50%        09/25/23           249,647
        75,925     Series 1993-171, Class SB,
                      10 Yr. U.S. Treasury Yield Curve x -2.17 +
                         21.99% (d).....................................     15.58%        09/25/23           91,486
        69,513     Series 1993-214, Class 2, IO, STRIPS.................      7.50%        03/25/23             8,014
       559,480     Series 1993-222, Class 2, IO, STRIPS.................      7.00%        06/25/23            67,093
        33,140     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...      2.66%        12/25/23            33,393
           371     Series 1994-24, Class H, PO..........................       (b)         11/25/23               349
       361,779     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)....      3.56%        04/25/24           369,834
        78,438     Series 1996-51, Class AY, IO.........................      7.00%        12/18/26            14,389
       101,090     Series 1997-10, Class SA, IO,
                      1 Mo. LIBOR x -1 + 8.90% (d)......................      6.82%        03/18/27            13,877
        71,052     Series 1998-37, Class VZ.............................      6.00%        06/17/28            74,606
     1,008,402     Series 2000-45, Class SD, IO,
                      1 Mo. LIBOR x -1 + 7.95% (d)......................      5.87%        12/18/30           110,943
         5,842     Series 2001-8, Class SE, IO,
                      1 Mo. LIBOR x -1 + 8.60% (d)......................      6.53%        02/17/31               223
       265,669     Series 2001-34, Class SR, IO,
                      1 Mo. LIBOR x -1 + 8.10% (d)......................      6.02%        08/18/31            21,514
        57,447     Series 2001-37, Class PO, PO.........................       (b)         08/25/31            50,649
         4,363     Series 2001-42, Class SB,
                      1 Mo. LIBOR x -16 + 128.00%, 8.50% Cap (d)........      8.50%        09/25/31             5,047
       240,861     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).....      2.48%        09/18/31           241,913
       163,676     Series 2001-314, Class 1, PO, STRIPS.................       (b)         07/25/31           144,251
         4,225     Series 2002-22, Class G..............................      6.50%        04/25/32             4,684
       157,485     Series 2002-30, Class Z..............................      6.00%        05/25/32           171,488
       281,484     Series 2002-41, Class PO, PO.........................       (b)         07/25/32           236,577
        50,719     Series 2002-80, Class CZ.............................      4.50%        09/25/32            53,203
       164,496     Series 2002-320, Class 2, IO, STRIPS.................      7.00%        04/25/32            39,969
       167,085     Series 2002-323, Class 6, IO, STRIPS.................      6.00%        01/25/32            42,511
       451,439     Series 2002-324, Class 2, IO, STRIPS.................      6.50%        07/25/32           109,228
       185,601     Series 2002-329, Class 1, PO, STRIPS.................       (b)         01/25/33           163,306
        55,965     Series 2003-14, Class AT.............................      4.00%        03/25/33            55,979
        72,438     Series 2003-21, Class OA.............................      4.00%        03/25/33            74,314
       157,924     Series 2003-32, Class UI, IO.........................      6.00%        05/25/33            37,864
       462,706     Series 2003-45, Class JB.............................      5.50%        06/25/33           499,977
        76,427     Series 2003-52, Class NA.............................      4.00%        06/25/23            77,419
        61,401     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)....      2.36%        11/25/27            61,727
     2,192,169     Series 2003-63, Class IP, IO.........................      6.00%        07/25/33           514,660
       355,000     Series 2003-71, Class NH.............................      4.29%        08/25/33           366,855


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,816,324     Series 2003-75, Class GI, IO.........................      5.00%        08/25/23    $      130,140
       172,506     Series 2003-109, Class YB............................      6.00%        11/25/33           193,169
        30,803     Series 2003-123, Class AY............................      4.00%        12/25/18            30,792
       559,594     Series 2003-343, Class 2, IO, STRIPS.................      4.50%        10/25/33            97,675
        84,858     Series 2003-348, Class 17, IO, STRIPS................      7.50%        12/25/33            18,968
       124,142     Series 2003-348, Class 18, IO, STRIPS (e)............      7.50%        12/25/33            27,899
       120,135     Series 2003-W3, Class 2A5............................      5.36%        06/25/42           127,938
       170,281     Series 2003-W6, Class 1A41...........................      5.40%        10/25/42           181,170
        28,694     Series 2003-W10, Class 1A4...........................      4.51%        06/25/43            28,983
       108,259     Series 2003-W12, Class 1A8...........................      4.55%        06/25/43           111,532
       214,874     Series 2004-10, Class ZB.............................      6.00%        02/25/34           245,080
     1,236,338     Series 2004-18, Class EZ.............................      6.00%        04/25/34         1,330,810
       363,407     Series 2004-25, Class LC.............................      5.50%        04/25/34           392,973
       324,701     Series 2004-25, Class UC.............................      5.50%        04/25/34           354,231
        34,972     Series 2004-28, Class ZH.............................      5.50%        05/25/34            42,223
        34,271     Series 2004-36, Class TA.............................      5.50%        08/25/33            34,754
        30,794     Series 2004-59, Class BG, PO.........................       (b)         12/25/32            26,274
       244,039     Series 2004-60, Class AC.............................      5.50%        04/25/34           267,213
            87     Series 2004-60, Class JB.............................      5.50%        04/25/34                87
       238,932     Series 2004-61, Class DO, PO.........................       (b)         05/25/33           208,699
       211,624     Series 2004-69, Class PO, PO.........................       (b)         05/25/33           193,042
         3,716     Series 2004-90, Class LH.............................      5.00%        04/25/34             3,733
     1,141,193     Series 2004-W4, Class A7.............................      5.50%        06/25/34         1,206,265
        19,061     Series 2004-W9, Class 1A3............................      6.05%        02/25/44            21,287
     1,750,000     Series 2004-W10, Class A6............................      5.75%        08/25/34         1,887,778
     3,775,958     Series 2005-2, Class S, IO,
                      1 Mo. LIBOR x -1 + 6.60% (d)......................      4.54%        02/25/35           527,593
       768,992     Series 2005-2, Class TB, IO,
                      1 Mo. LIBOR x -1 + 5.90%, 0.40% Cap (d)...........      0.40%        07/25/33            11,558
        48,626     Series 2005-29, Class ZT.............................      5.00%        04/25/35            54,576
       163,565     Series 2005-40, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.70% (d)......................      4.64%        05/25/35            20,968
        38,574     Series 2005-43, Class PB.............................      5.00%        02/25/34            38,700
        82,407     Series 2005-45, Class SR, IO,
                      1 Mo. LIBOR x -1 + 6.72% (d)......................      4.66%        06/25/35            10,790
        20,414     Series 2005-48, Class AR.............................      5.50%        02/25/35            20,679
       729,828     Series 2005-52, Class PO, PO.........................       (b)         06/25/35           649,236
       234,790     Series 2005-52, Class TZ.............................      6.50%        06/25/35           308,398
        96,330     Series 2005-52, Class WZ.............................      6.50%        06/25/35            98,739
       352,704     Series 2005-56, Class PO, PO.........................       (b)         07/25/35           307,080
       866,059     Series 2005-57, Class KZ.............................      6.00%        07/25/35         1,030,240
        16,591     Series 2005-67, Class SC,
                      1 Mo. LIBOR x -2.15 + 14.41% (d)..................      9.97%        08/25/35            18,646
        20,045     Series 2005-68, Class BC.............................      5.25%        06/25/35            20,311
         4,052     Series 2005-70, Class KJ.............................      5.50%        09/25/34             4,057


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       88,283     Series 2005-79, Class NS, IO,
                      1 Mo. LIBOR x -1 + 6.09% (d)......................      4.03%        09/25/35    $        9,697
     8,392,172     Series 2005-86, Class WZ.............................      5.50%        10/25/35         9,008,393
        23,727     Series 2005-87, Class SC,
                      1 Mo. LIBOR x -1.67 + 13.83% (d)..................     10.39%        10/25/35            29,424
        54,621     Series 2005-90, Class ES,
                      1 Mo. LIBOR x -2.50 + 16.88% (d)..................     11.72%        10/25/35            65,007
        45,043     Series 2005-95, Class WZ.............................      6.00%        11/25/35            58,515
        86,887     Series 2005-102, Class DS,
                      1 Mo. LIBOR x -2.75 + 19.80% (d)..................     14.13%        11/25/35           111,149
       440,000     Series 2005-104, Class UE............................      5.50%        12/25/35           483,406
        15,134     Series 2005-113, Class DO, PO........................       (b)         01/25/36            13,127
       270,602     Series 2005-359, Class 6, IO, STRIPS.................      5.00%        11/25/35            57,227
       219,936     Series 2005-362, Class 13, IO, STRIPS................      6.00%        08/25/35            45,130
        32,301     Series 2005-W1, Class 1A2............................      6.50%        10/25/44            36,131
        74,215     Series 2006-5, Class 2A2, 1 Mo. LIBOR + 0.14% (a)....      3.65%        02/25/35            79,723
    59,653,765     Series 2006-5, Class N2, IO (c)......................      0.00%        02/25/35             1,068
       305,438     Series 2006-8, Class HK, PO..........................       (b)         03/25/36           249,908
       126,686     Series 2006-8, Class WQ, PO..........................       (b)         03/25/36           102,495
       111,148     Series 2006-15, Class IS, IO,
                      1 Mo. LIBOR x -1 + 6.58% (d)......................      4.52%        03/25/36            16,070
     2,905,115     Series 2006-20, Class PI, IO,
                      1 Mo. LIBOR x -1 + 6.68% (d)......................      4.62%        11/25/30           309,978
       125,743     Series 2006-22, Class AO, PO.........................       (b)         04/25/36           105,334
       112,600     Series 2006-27, Class OH, PO.........................       (b)         04/25/36            99,800
        20,817     Series 2006-31, Class PZ.............................      6.00%        05/25/36            27,162
        49,511     Series 2006-36, Class CO, PO.........................       (b)         05/25/36            42,095
       319,310     Series 2006-36, Class NO, PO.........................       (b)         05/25/36           265,626
        53,311     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)....      2.51%        06/25/36            53,603
     3,080,022     Series 2006-42, Class EI, IO,
                      1 Mo. LIBOR x -1 + 6.55% (d)......................      4.49%        06/25/36           391,200
       228,151     Series 2006-44, Class GO, PO.........................       (b)         06/25/36           193,448
        66,743     Series 2006-44, Class P, PO..........................       (b)         12/25/33            55,166
        97,303     Series 2006-50, Class PS, PO.........................       (b)         06/25/36            85,134
     1,243,603     Series 2006-56, Class OM, PO.........................       (b)         07/25/36         1,091,811
       120,066     Series 2006-56, Class PO, PO.........................       (b)         07/25/36           106,429
       170,078     Series 2006-58, Class AP, PO.........................       (b)         07/25/36           147,373
       328,195     Series 2006-58, Class PO, PO.........................       (b)         07/25/36           279,983
       615,462     Series 2006-59, Class KO, PO.........................       (b)         07/25/36           542,138
       817,466     Series 2006-59, Class SL, IO,
                      1 Mo. LIBOR x -1 + 6.57% (d)......................      4.51%        07/25/36           109,991
         7,905     Series 2006-60, Class CO, PO.........................       (b)         06/25/35             7,866
        68,672     Series 2006-60, Class DO, PO.........................       (b)         04/25/35            66,893
       482,710     Series 2006-60, Class OG, PO.........................       (b)         07/25/36           396,866
       226,062     Series 2006-65, Class QO, PO.........................       (b)         07/25/36           193,206
       697,015     Series 2006-69, Class GO, PO.........................       (b)         08/25/36           584,878


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       96,829     Series 2006-72, Class TO, PO.........................       (b)         08/25/36    $       86,441
        48,978     Series 2006-75, Class AO, PO.........................       (b)         08/25/36            41,334
       148,700     Series 2006-79, Class DO, PO.........................       (b)         08/25/36           130,501
       931,623     Series 2006-80, Class PH.............................      6.00%        08/25/36         1,012,384
        61,809     Series 2006-81, Class EO, PO.........................       (b)         09/25/36            55,015
        45,693     Series 2006-84, Class OT, PO.........................       (b)         09/25/36            41,072
       255,840     Series 2006-84, Class PK.............................      5.50%        02/25/36           258,728
       171,766     Series 2006-85, Class MZ.............................      6.50%        09/25/36           184,979
       114,662     Series 2006-91, Class PO, PO.........................       (b)         09/25/36            95,020
       127,122     Series 2006-109, Class PO, PO........................       (b)         11/25/36           109,992
        56,607     Series 2006-110, Class PO, PO........................       (b)         11/25/36            47,896
       372,489     Series 2006-114, Class AO, PO........................       (b)         12/25/36           335,733
     3,658,914     Series 2006-116, Class ES, IO,
                      1 Mo. LIBOR x -1 + 6.65% (d)......................      4.59%        12/25/36           557,891
       169,263     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...      2.41%        12/25/36           168,713
       141,495     Series 2006-124, Class LO, PO........................       (b)         01/25/37           124,922
        56,400     Series 2006-124, Class UO, PO........................       (b)         01/25/37            47,521
         1,473     Series 2006-126, Class DZ............................      5.50%        01/25/37             1,496
       170,335     Series 2006-126, Class PO, PO........................       (b)         01/25/37           141,041
       387,392     Series 2006-128, Class PO, PO........................       (b)         01/25/37           331,860
        29,674     Series 2006-377, Class 1, PO, STRIPS.................       (b)         10/25/36            24,854
       285,421     Series 2006-378, Class 31, IO, STRIPS................      4.50%        06/25/21             8,110
       313,274     Series 2007-7, Class KA..............................      5.75%        08/25/36           348,040
       169,373     Series 2007-14, Class OP, PO.........................       (b)         03/25/37           148,838
        56,631     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)....      2.39%        04/25/37            56,425
     1,707,333     Series 2007-28, Class ZA.............................      6.00%        04/25/37         1,834,717
     1,025,305     Series 2007-30, Class WO, PO.........................       (b)         04/25/37           892,119
        60,546     Series 2007-32, Class KT.............................      5.50%        04/25/37            66,009
       301,305     Series 2007-36, Class GO, PO.........................       (b)         04/25/37           261,453
     1,100,242     Series 2007-36, Class PO, PO.........................       (b)         04/25/37           958,697
     1,028,703     Series 2007-39, Class LO, PO.........................       (b)         05/25/37           913,861
       178,503     Series 2007-42, Class CO, PO.........................       (b)         05/25/37           141,324
       366,733     Series 2007-44, Class AO, PO.........................       (b)         05/25/37           322,682
        49,171     Series 2007-44, Class KO, PO.........................       (b)         05/25/37            41,688
       410,018     Series 2007-44, Class LO, PO.........................       (b)         05/25/37           355,785
       521,807     Series 2007-44, Class OB, PO.........................       (b)         05/25/37           459,603
        90,174     Series 2007-48, Class PO, PO.........................       (b)         05/25/37            79,371
       707,443     Series 2007-57, Class ZG.............................      4.75%        06/25/37           752,813
       459,964     Series 2007-60, Class ZS.............................      4.75%        07/25/37           496,890
        27,273     Series 2007-67, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.75% (d)......................      4.69%        04/25/37               592
       505,051     Series 2007-68, Class AE.............................      6.50%        07/25/37           611,599
       119,824     Series 2007-102, Class OT, PO........................       (b)         11/25/37           106,256
       540,738     Series 2007-116, Class PB............................      5.50%        08/25/35           582,188


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      322,536     Series 2007-117, Class MD............................      5.50%        07/25/37    $      328,201
       114,059     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).....      2.61%        02/25/38           118,336
        16,886     Series 2008-8, Class ZA..............................      5.00%        02/25/38            17,835
        48,184     Series 2008-16, Class AB.............................      5.50%        12/25/37            49,268
        29,822     Series 2008-17, Class IP, IO.........................      6.50%        02/25/38             5,318
         1,147     Series 2008-51, Class B..............................      4.50%        06/25/23             1,147
        10,417     Series 2008-64, Class EO, PO.........................       (b)         08/25/38             9,132
       430,183     Series 2008-65, Class PE.............................      5.75%        08/25/38           464,966
     1,541,271     Series 2008-389, Class 4, IO, STRIPS.................      6.00%        03/25/38           348,960
        63,123     Series 2009-10, Class AB.............................      5.00%        03/25/24            64,594
       100,480     Series 2009-14, Class BS, IO,
                      1 Mo. LIBOR x -1 + 6.25% (d)......................      4.19%        03/25/24             4,523
       194,981     Series 2009-47, Class PE.............................      4.00%        07/25/39           195,795
     1,631,071     Series 2009-50, Class GX.............................      5.00%        07/25/39         1,777,867
       724,581     Series 2009-64, Class ZD.............................      8.00%        08/25/39           885,028
       192,222     Series 2009-69, Class PO, PO.........................       (b)         09/25/39           170,757
       107,090     Series 2009-70, Class CO, PO.........................       (b)         01/25/37            89,206
        11,581     Series 2009-76, Class MA.............................      4.00%        09/25/24            11,633
         1,823     Series 2009-81, Class GC.............................      3.50%        12/25/19             1,823
     1,052,963     Series 2009-86, Class OT, PO.........................       (b)         10/25/37           927,710
       425,783     Series 2009-91, Class HL.............................      5.00%        11/25/39           436,224
        47,000     Series 2009-92, Class DB.............................      5.00%        11/25/39            51,145
       640,023     Series 2009-103, Class PZ............................      6.00%        12/25/39           821,429
     1,325,727     Series 2009-106, Class PO, PO........................       (b)         01/25/40         1,187,753
       420,297     Series 2009-106, Class SN, IO,
                      1 Mo. LIBOR x -1 + 6.25% (d)......................      4.19%        01/25/40            53,037
       230,022     Series 2009-109, Class PZ............................      4.50%        01/25/40           242,298
       438,457     Series 2009-113, Class A.............................      3.50%        12/25/23           438,203
       145,735     Series 2009-115, Class HZ............................      5.00%        01/25/40           149,255
     2,646,765     Series 2009-397, Class 2, IO, STRIPS.................      5.00%        09/25/39           531,356
       997,249     Series 2009-398, Class C13, IO, STRIPS...............      4.00%        06/25/24            70,209
       200,000     Series 2010-2, Class LC..............................      5.00%        02/25/40           215,293
       150,884     Series 2010-3, Class DZ..............................      4.50%        02/25/40           159,528
       370,463     Series 2010-21, Class KO, PO.........................       (b)         03/25/40           319,730
       500,000     Series 2010-35, Class EP.............................      5.50%        04/25/40           580,600
       168,941     Series 2010-35, Class SJ,
                      1 Mo. LIBOR x -3.33 + 17.67% (d)..................     10.79%        04/25/40           205,516
       400,000     Series 2010-38, Class KC.............................      4.50%        04/25/40           422,218
       223,292     Series 2010-45, Class GD.............................      5.00%        04/25/33           225,752
       317,000     Series 2010-45, Class WB.............................      5.00%        05/25/40           366,239
        45,205     Series 2010-49, Class SC,
                      1 Mo. LIBOR x -2 + 12.66% (d).....................      8.53%        03/25/40            49,107
       688,285     Series 2010-68, Class BI, IO.........................      5.50%        07/25/50           135,414
       477,520     Series 2010-68, Class CO, PO.........................       (b)         07/25/40           419,341
       104,341     Series 2010-75, Class MT (c) ........................      3.60%        12/25/39           103,138


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      194,138     Series 2010-106, Class BI, IO........................      3.50%        09/25/20    $        5,800
     1,507,435     Series 2010-110, Class KI, IO........................      5.50%        10/25/25           145,087
       571,902     Series 2010-115, Class PO, PO........................       (b)         04/25/40           472,016
       289,211     Series 2010-117, Class EO, PO........................       (b)         10/25/40           242,613
       835,312     Series 2010-120, Class PD............................      4.00%        02/25/39           843,799
       546,792     Series 2010-129, Class SM, IO,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.94%        11/25/40            65,344
       304,416     Series 2010-137, Class IM, IO........................      5.00%        10/25/38            11,083
     1,821,000     Series 2010-142, Class DL............................      4.00%        12/25/40         1,867,883
         1,550     Series 2010-145, Class PE............................      3.25%        10/25/24             1,548
     4,015,583     Series 2010-147, Class KS, IO,
                      1 Mo. LIBOR x -1 + 5.95% (d)......................      3.89%        01/25/41           380,371
       572,194     Series 2011-9, Class AZ..............................      5.00%        05/25/40           614,014
       507,000     Series 2011-10, Class AY.............................      6.00%        02/25/41           599,381
        74,433     Series 2011-17, Class CD.............................      2.00%        03/25/21            73,782
       595,465     Series 2011-17, Class CJ.............................      2.75%        03/25/21           594,847
         1,189     Series 2011-23, Class AB.............................      2.75%        06/25/20             1,193
       503,945     Series 2011-30, Class LS, IO (e).....................      1.33%        04/25/41            26,756
     6,197,825     Series 2011-30, Class MD.............................      4.00%        02/25/39         6,269,383
       108,136     Series 2011-30, Class ZB.............................      5.00%        04/25/41           116,165
        48,512     Series 2011-36, Class DA.............................      3.00%        04/25/24            48,463
     2,040,771     Series 2011-47, Class AI, IO.........................      5.50%        01/25/40           159,013
       481,679     Series 2011-52, Class GB.............................      5.00%        06/25/41           510,764
       157,318     Series 2011-60, Class OA, PO.........................       (b)         08/25/39           142,605
     1,198,660     Series 2011-67, Class EI, IO.........................      4.00%        07/25/21            25,345
        82,008     Series 2011-68, Class CA.............................      2.50%        10/25/24            81,835
        27,919     Series 2011-70, Class AD.............................      3.00%        06/25/30            27,872
        32,277     Series 2011-70, Class NK.............................      3.00%        04/25/37            32,133
       175,688     Series 2011-72, Class TI, IO.........................      4.00%        09/25/40            13,614
     5,031,940     Series 2011-73, Class PI, IO.........................      4.50%        05/25/41           553,364
       552,894     Series 2011-74, Class TQ, IO,
                      1 Mo. LIBOR x -6.43 + 55.93%, 4.50% Cap (d).......      4.50%        12/25/33           102,533
       311,588     Series 2011-75, Class BL.............................      3.50%        08/25/21           313,585
       624,885     Series 2011-86, Class DI, IO.........................      3.50%        09/25/21            25,408
        27,566     Series 2011-90, Class QI, IO.........................      5.00%        05/25/34             1,536
       737,523     Series 2011-103, Class JL............................      6.50%        11/25/29           767,026
       750,000     Series 2011-105, Class MB............................      4.00%        10/25/41           772,083
        71,543     Series 2011-107, Class CA............................      3.50%        11/25/29            71,950
       229,728     Series 2011-111, Class DG............................      2.25%        12/25/38           227,967
        91,891     Series 2011-111, Class DH............................      2.50%        12/25/38            91,371
     1,077,912     Series 2011-111, Class PZ............................      4.50%        11/25/41         1,152,303
        72,589     Series 2011-113, Class GA............................      2.00%        11/25/21            71,765
     6,618,689     Series 2011-118, Class IC, IO........................      3.50%        11/25/21           253,567


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$   12,349,043     Series 2011-123, Class JS, IO,
                      1 Mo. LIBOR x -1 + 6.65% (d)......................      4.59%        03/25/41    $    1,526,722
       317,039     Series 2011-123, Class ZP............................      4.50%        12/25/41           340,647
       272,553     Series 2011-124, Class CG............................      3.00%        09/25/29           273,334
           188     Series 2011-134, Class PA............................      4.00%        09/25/40               190
     3,487,366     Series 2011-137, Class AI, IO........................      3.00%        01/25/22           137,927
     2,311,074     Series 2011-141, Class EI, IO........................      3.00%        07/25/21            37,994
     5,135,647     Series 2011-145, Class IO, IO........................      3.00%        01/25/22           194,413
     1,784,432     Series 2012-8, Class TI, IO..........................      3.00%        10/25/21            60,559
     3,205,726     Series 2012-28, Class PT.............................      4.00%        03/25/42         3,232,621
       776,952     Series 2012-39, Class PB.............................      4.25%        04/25/42           810,765
       119,365     Series 2012-52, Class BZ.............................      4.00%        05/25/42           123,911
     6,160,107     Series 2012-53, Class CI, IO.........................      3.00%        05/25/22           243,722
       512,228     Series 2012-66, Class DI, IO.........................      3.50%        06/25/27            48,765
       500,324     Series 2012-79, Class QA.............................      2.00%        03/25/42           490,225
     1,453,115     Series 2012-101, Class AI, IO........................      3.00%        06/25/27           116,345
       387,619     Series 2012-111, Class B.............................      7.00%        10/25/42           440,730
     1,450,906     Series 2012-114, Class HS, IO,
                      1 Mo. LIBOR x -1 + 6.15% (d)......................      4.09%        03/25/40           126,199
     9,062,160     Series 2012-118, Class DI, IO........................      3.50%        01/25/40         1,106,050
       227,427     Series 2012-118, Class IB, IO........................      3.50%        11/25/42            46,306
     1,114,455     Series 2012-122, Class SD, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.04%        11/25/42           184,798
       435,138     Series 2012-133, Class KO, PO........................       (b)         12/25/42           205,196
     1,789,666     Series 2012-134, Class GI, IO........................      4.50%        03/25/29           323,651
       964,612     Series 2012-138, Class MA............................      1.00%        12/25/42           869,166
     5,408,414     Series 2012-146, Class QA............................      1.00%        01/25/43         4,782,226
       777,117     Series 2012-409, Class 49, IO, STRIPS (e)............      3.50%        11/25/41           154,720
     1,051,454     Series 2012-409, Class 53, IO, STRIPS (e) ...........      3.50%        04/25/42           207,237
       194,105     Series 2012-409, Class C17, IO, STRIPS...............      4.00%        11/25/41            41,659
     1,273,414     Series 2013-13, Class IK, IO.........................      2.50%        03/25/28            98,028
       165,976     Series 2013-22, Class TS,
                      1 Mo. LIBOR x -1.50 + 6.08% (d)...................      2.95%        03/25/43           134,374
        44,696     Series 2013-23, Class ZB.............................      3.00%        03/25/43            41,677
       750,000     Series 2013-41, Class DB.............................      3.00%        05/25/43           680,364
     2,393,795     Series 2013-43, Class IX, IO.........................      4.00%        05/25/43           588,296
       114,197     Series 2013-51, Class PI, IO.........................      3.00%        11/25/32            13,398
       228,245     Series 2013-52, Class MD.............................      1.25%        06/25/43           201,592
     1,476,389     Series 2013-55, Class AI, IO.........................      3.00%        06/25/33           212,060
       116,452     Series 2013-70, Class JZ.............................      3.00%        07/25/43           105,369
       371,380     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)....      2.31%        07/25/42           371,121
       868,533     Series 2013-94, Class CA.............................      3.50%        08/25/38           873,628
       291,485     Series 2013-103, Class IO, IO........................      3.50%        03/25/38            36,104
       379,979     Series 2013-105, Class BN............................      4.00%        05/25/43           378,013


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      502,458     Series 2013-105, Class KO, PO........................       (b)         10/25/43    $      439,468
       195,852     Series 2013-106, Class KN............................      3.00%        10/25/43           177,027
     1,003,000     Series 2013-130, Class QY............................      4.50%        06/25/41         1,056,704
     6,241,357     Series 2013-417, Class C21, IO, STRIPS...............      4.00%        12/25/42         1,290,568
       304,642     Series 2014-29, Class GI, IO.........................      3.00%        05/25/29            28,961
     3,595,098     Series 2014-44, Class NI, IO.........................      4.50%        08/25/29           402,918
     2,198,359     Series 2014-46, Class KA (e).........................      4.90%        08/25/44         2,349,675
       455,471     Series 2014-68, Class GI, IO.........................      4.50%        10/25/43            82,489
       508,038     Series 2014-82, Class GZ.............................      4.00%        12/25/44           521,674
     2,868,378     Series 2014-84, Class LI, IO.........................      3.50%        12/25/26           276,222
     1,155,041     Series 2014-91, Class PB.............................      3.00%        02/25/38         1,154,860
       875,000     Series 2015-16, Class MY.............................      3.50%        04/25/45           825,377
       700,913     Series 2015-38, Class GI, IO.........................      3.00%        09/25/43            60,097
     3,869,493     Series 2015-76, Class BI, IO.........................      4.00%        10/25/39           494,212
       683,840     Series 2015-93, Class KI, IO.........................      3.00%        09/25/44           116,471
    10,483,292     Series 2015-97, Class AI, IO.........................      4.00%        09/25/41         1,744,475
     1,754,616     Series 2016-71, Class NI, IO.........................      3.50%        04/25/46           268,950
       728,005     Series 2016-74, Class HI, IO.........................      3.50%        10/25/46           139,239
       988,239     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)....      2.51%        11/25/46           989,973
       597,364     Series 2017-46, Class BY.............................      3.00%        06/25/47           512,802
                Government National Mortgage Association
       108,359     Series 1999-30, Class S, IO,
                      1 Mo. LIBOR x -1 + 8.60% (d)......................      6.53%        08/16/29             1,370
       672,941     Series 2001-22, Class SE, IO,
                      1 Mo. LIBOR x -1 + 8.15%, 0.65% Cap (d)...........      0.65%        05/16/31            12,756
       153,963     Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)....      2.57%        10/16/31           154,857
        45,812     Series 2001-60, Class PZ.............................      6.00%        12/20/31            45,796
       154,465     Series 2001-65, Class SH, IO,
                      1 Mo. LIBOR x -1 + 7.60% (d)......................      5.53%        12/16/31            23,789
       350,903     Series 2002-7, Class ST, IO,
                      1 Mo. LIBOR x -1 + 7.50% (d)......................      5.43%        08/17/27            42,539
       106,358     Series 2002-24, Class AG, IO,
                      1 Mo. LIBOR x -1 + 7.95% (d)......................      5.87%        04/16/32            16,845
       313,926     Series 2002-45, Class SV, IO,
                      1 Mo. LIBOR x -1 + 8.10% (d)......................      6.03%        06/16/32            46,478
       152,466     Series 2002-72, Class ZB.............................      6.00%        10/20/32           162,439
       464,476     Series 2002-75, Class PJ.............................      5.50%        11/20/32           495,444
       396,415     Series 2003-4, Class MZ..............................      5.50%        01/20/33           423,776
       678,117     Series 2003-11, Class SM, IO,
                      1 Mo. LIBOR x -1 + 7.70% (d)......................      5.63%        02/16/33           102,570
       685,101     Series 2003-18, Class PG.............................      5.50%        03/20/33           748,325
     1,199,173     Series 2003-35, Class TZ.............................      5.75%        04/16/33         1,306,362
       354,690     Series 2003-42, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.60% (d)......................      4.53%        07/16/31            44,173
     1,459,528     Series 2003-42, Class SH, IO,
                      1 Mo. LIBOR x -1 + 6.55% (d)......................      4.46%        05/20/33           199,891


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      102,491     Series 2003-62, Class MZ.............................      5.50%        07/20/33    $      118,643
       434,487     Series 2003-84, Class Z..............................      5.50%        10/20/33           464,131
       137,048     Series 2004-37, Class B..............................      6.00%        04/17/34           151,686
       104,539     Series 2004-49, Class MZ.............................      6.00%        06/20/34           119,023
        91,930     Series 2004-68, Class ZC.............................      6.00%        08/20/34            99,790
       118,905     Series 2004-71, Class ST,
                      1 Mo. LIBOR x -6.25 + 44.50%, 7.00% Cap (d).......      7.00%        09/20/34           125,531
       183,230     Series 2004-83, Class AK,
                      1 Mo. LIBOR x -3.00 + 16.49% (d)..................     10.28%        10/16/34           200,219
       943,233     Series 2004-88, Class SM, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.03%        10/16/34            96,968
        75,362     Series 2004-92, Class AK,
                      1 Mo. LIBOR x -3 + 16.50% (d).....................     10.29%        11/16/34            86,377
     1,366,022     Series 2004-92, Class BZ.............................      5.50%        11/16/34         1,501,568
       196,945     Series 2004-105, Class JZ............................      5.00%        12/20/34           214,199
        47,049     Series 2004-105, Class KA............................      5.00%        12/16/34            50,202
       134,679     Series 2004-109, Class BC............................      5.00%        11/20/33           137,709
       196,128     Series 2005-3, Class JZ..............................      5.00%        01/16/35           189,945
       196,128     Series 2005-3, Class KZ..............................      5.00%        01/16/35           205,822
        33,536     Series 2005-7, Class AJ,
                      1 Mo. LIBOR x -4 + 22.00% (d).....................     13.71%        02/16/35            42,653
       341,047     Series 2005-7, Class KA,
                      1 Mo. LIBOR x -2.81 + 18.95% (d)..................     13.13%        12/17/34           365,488
       725,996     Series 2005-7, Class MA,
                      1 Mo. LIBOR x -2.81 + 18.95% (d)..................     13.13%        12/17/34           799,739
       125,504     Series 2005-33, Class AY.............................      5.50%        04/16/35           135,205
        78,052     Series 2005-41, Class PA.............................      4.00%        05/20/35            80,227
       613,967     Series 2005-44, Class IO, IO.........................      5.50%        07/20/35           132,222
       495,903     Series 2005-93, Class PO, PO.........................       (b)         06/20/35           434,471
       162,924     Series 2006-17, Class TW.............................      6.00%        04/20/36           181,259
       500,000     Series 2006-38, Class OH.............................      6.50%        08/20/36           583,063
       157,505     Series 2006-61, Class ZA.............................      5.00%        11/20/36           167,802
       357,167     Series 2007-16, Class OZ.............................      6.00%        04/20/37           407,507
       277,013     Series 2007-27, Class SD, IO,
                      1 Mo. LIBOR x -1 + 6.20% (d)......................      4.11%        05/20/37            27,781
       228,142     Series 2007-41, Class OL, PO.........................       (b)         07/20/37           198,468
       251,463     Series 2007-42, Class SB, IO,
                      1 Mo. LIBOR x -1 + 6.75% (d)......................      4.66%        07/20/37            29,314
       118,105     Series 2007-68, Class NA.............................      5.00%        11/20/37           124,722
       904,034     Series 2007-71, Class ZD.............................      6.00%        11/20/37           979,973
       142,603     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)....      2.44%        12/20/37           142,208
       278,830     Series 2008-6, Class CK..............................      4.25%        10/20/37           280,836
       196,659     Series 2008-16, Class PO, PO.........................       (b)         02/20/38           169,922
        24,175     Series 2008-20, Class PO, PO.........................       (b)         09/20/37            22,816
        62,748     Series 2008-29, Class PO, PO.........................       (b)         02/17/33            60,177
       174,424     Series 2008-33, Class XS, IO,
                      1 Mo. LIBOR x -1 + 7.70% (d)......................      5.63%        04/16/38            25,955
       172,739     Series 2008-47, Class MI, IO.........................      6.00%        10/16/37             4,872


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      691,000     Series 2008-47, Class ML.............................      5.25%        06/16/38    $      761,409
       109,338     Series 2008-50, Class NA.............................      5.50%        03/16/37           110,608
       165,000     Series 2008-54, Class PE.............................      5.00%        06/20/38           181,365
       915,191     Series 2008-71, Class JI, IO.........................      6.00%        04/20/38           211,862
       248,754     Series 2009-10, Class PA.............................      4.50%        12/20/38           254,409
       612,432     Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)....      2.79%        03/20/39           622,944
       244,973     Series 2009-14, Class KI, IO.........................      6.50%        03/20/39            54,476
        80,382     Series 2009-14, Class KS, IO,
                      1 Mo. LIBOR x -1 + 6.30% (d)......................      4.21%        03/20/39             8,464
       197,670     Series 2009-25, Class SE, IO,
                      1 Mo. LIBOR x -1 + 7.60% (d)......................      5.51%        09/20/38            28,072
     2,115,015     Series 2009-29, Class PC.............................      7.00%        05/20/39         2,647,273
       331,024     Series 2009-32, Class SZ.............................      5.50%        05/16/39           379,648
       797,550     Series 2009-42, Class BI, IO.........................      6.00%        06/20/39           163,355
       187,876     Series 2009-53, Class AB.............................      4.50%        10/16/38           189,299
        52,789     Series 2009-57, Class KA.............................      4.50%        05/20/39            53,438
     2,300,421     Series 2009-57, Class VB.............................      5.00%        06/16/39         2,456,211
     1,060,480     Series 2009-61, Class OW, PO.........................       (b)         11/16/35           899,637
       206,232     Series 2009-61, Class PZ.............................      7.50%        08/20/39           283,701
        50,078     Series 2009-65, Class GL.............................      4.50%        05/20/38            50,312
       852,587     Series 2009-69, Class ZB.............................      6.00%        08/20/39           985,588
     1,307,756     Series 2009-72, Class SM, IO,
                      1 Mo. LIBOR x -1 + 6.25% (d)......................      4.18%        08/16/39           156,429
       455,000     Series 2009-75, Class JN.............................      5.50%        09/16/39           514,094
       201,101     Series 2009-76, Class PC.............................      4.00%        03/16/39           203,471
       496,860     Series 2009-78, Class KZ.............................      5.50%        09/16/39           612,892
       266,222     Series 2009-79, Class OK, PO.........................       (b)         11/16/37           234,691
       116,908     Series 2009-81, Class TZ.............................      5.50%        09/20/39           136,779
     1,983,962     Series 2009-87, Class EI, IO.........................      5.50%        08/20/39           353,609
       282,682     Series 2009-93, Class WG.............................      4.00%        09/20/38           285,258
        39,000     Series 2009-94, Class AL.............................      5.00%        10/20/39            42,560
       236,515     Series 2009-106, Class DZ............................      5.50%        11/20/39           275,759
        40,223     Series 2009-106, Class WZ............................      5.50%        11/16/39            47,915
       760,999     Series 2009-116, Class MS, IO,
                      1 Mo. LIBOR x -1 + 6.50% (d)......................      4.43%        11/16/38            28,629
        19,046     Series 2009-118, Class KP............................      4.50%        05/20/38            19,362
       732,000     Series 2009-126, Class LB............................      5.00%        12/20/39           799,335
        52,000     Series 2010-4, Class WA..............................      3.00%        01/16/40            51,003
       348,006     Series 2010-7, Class BC..............................      4.00%        09/16/24           351,974
       249,781     Series 2010-11, Class HE.............................      4.00%        04/20/39           252,218
        42,859     Series 2010-14, Class AO, PO.........................       (b)         12/20/32            41,368
     2,389,579     Series 2010-14, Class BV, IO,
                      1 Mo. LIBOR x -1 + 6.25% (d)......................      4.18%        02/16/40           306,344
        88,962     Series 2010-29, Class CB.............................      5.00%        12/20/38            89,651
     1,309,466     Series 2010-42, Class CO, PO.........................       (b)         06/16/39         1,206,733


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$       36,197     Series 2010-44, Class BE.............................      3.00%        04/20/38    $       36,212
     2,513,618     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)....      2.89%        03/20/35         2,575,960
       713,124     Series 2010-59, Class ZD.............................      6.50%        05/20/40           937,172
     2,641,107     Series 2010-85, Class SL, IO,
                      1 Mo. LIBOR x -1 + 6.60% (d)......................      4.51%        07/20/37           344,423
        77,000     Series 2010-116, Class BM............................      4.50%        09/16/40            83,196
     1,424,648     Series 2010-116, Class JB............................      5.00%        06/16/40         1,545,970
       842,389     Series 2010-129, Class PQ............................      3.00%        04/20/39           843,247
       174,828     Series 2010-138, Class PD............................      3.50%        08/20/38           175,338
     1,325,066     Series 2010-157, Class OP, PO........................       (b)         12/20/40         1,088,232
       164,948     Series 2010-162, Class PQ............................      4.50%        06/16/39           167,830
       631,985     Series 2010-166, Class DI, IO........................      4.50%        02/20/39            77,529
       111,947     Series 2011-4, Class PZ..............................      5.00%        01/20/41           124,643
     3,198,893     Series 2011-19, Class MI, IO.........................      5.00%        06/16/40           334,090
        79,331     Series 2011-21, Class QE.............................      4.75%        05/20/38            79,681
       771,202     Series 2011-35, Class BP.............................      4.50%        03/16/41           832,047
       691,155     Series 2011-48, Class LI, IO.........................      5.50%        01/16/41           125,042
       430,751     Series 2011-50, Class PZ.............................      5.00%        04/20/41           472,649
         7,343     Series 2011-59, Class JA.............................      4.00%        11/20/38             7,338
       191,742     Series 2011-63, Class BI, IO.........................      6.00%        02/20/38            31,235
       542,212     Series 2011-69, Class HC.............................      2.25%        05/20/38           539,360
     1,360,507     Series 2011-71, Class ZC.............................      5.50%        07/16/34         1,472,331
     3,852,664     Series 2011-81, Class IC, IO,
                      1 Mo. LIBOR x -1 + 6.72%, 0.62% Cap (d)...........      0.62%        07/20/35            76,320
     1,817,130     Series 2011-112, Class IP, IO........................      0.50%        08/16/26            14,368
       239,265     Series 2011-129, Class CL............................      5.00%        03/20/41           252,439
         2,275     Series 2011-136, Class GB............................      2.50%        05/20/40             2,215
       335,468     Series 2011-137, Class WA (e)........................      5.56%        07/20/40           364,446
       443,643     Series 2011-146, Class EI, IO........................      5.00%        11/16/41            85,594
       107,964     Series 2011-151, Class TB, IO, 1 Mo. LIBOR x -70 +
                      465.50%, 3.50% Cap (d)............................      3.50%        04/20/41            15,898
     3,796,891     Series 2012-10, Class LI, IO.........................      3.50%        07/20/40           420,962
       272,449     Series 2012-16, Class AG.............................      2.50%        10/20/38           268,722
     5,407,710     Series 2012-18, Class IA, IO,
                      1 Mo. LIBOR x -1 + 6.68%, 0.58% Cap (d)...........      0.58%        07/20/39            98,201
    18,953,404     Series 2012-84, Class QS, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.03%        07/16/42         2,581,997
       251,623     Series 2012-108, Class KB............................      2.75%        09/16/42           216,901
     1,149,929     Series 2012-140, Class JI, IO........................      3.50%        01/20/41           146,590
     8,233,802     Series 2012-143, Class IB, IO........................      3.50%        12/20/39           624,331
       190,497     Series 2013-5, Class IA, IO..........................      3.50%        10/16/42            25,147
       423,803     Series 2013-20, Class KI, IO.........................      5.00%        01/20/43            92,229
     2,223,000     Series 2013-20, Class QM.............................      2.63%        02/16/43         1,919,473
     3,944,450     Series 2013-53, Class OI, IO.........................      3.50%        04/20/43           596,329
       210,224     Series 2013-69, Class AI, IO.........................      3.50%        05/20/43            38,205


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      563,149     Series 2013-69, Class PI, IO.........................      5.00%        05/20/43    $       90,134
       953,680     Series 2013-70, Class PM.............................      2.50%        05/20/43           799,529
     2,357,348     Series 2013-130, Class WS, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.01%        09/20/43           310,780
       688,000     Series 2013-183, Class PB............................      4.50%        12/20/43           694,885
        99,088     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...      2.54%        03/20/43            99,625
     8,091,471     Series 2014-44, Class IC, IO.........................      3.00%        04/20/28           709,355
    17,844,821     Series 2014-44, Class ID, IO (c) (e).................      0.35%        03/16/44           237,722
        84,645     Series 2014-91, Class JI, IO.........................      4.50%        01/20/40            15,718
       852,925     Series 2014-94, Class Z..............................      4.50%        01/20/44           912,236
       354,633     Series 2014-99, Class HI, IO.........................      4.50%        06/20/44            64,661
       437,002     Series 2015-3, Class ZD..............................      4.00%        01/20/45           451,303
        89,508     Series 2015-95, Class IK, IO (e).....................      1.16%        05/16/37             3,878
       828,535     Series 2015-100, Class AI, IO........................      3.50%        03/20/39            69,442
       274,225     Series 2015-137, Class WA (c) (e)....................      5.49%        01/20/38           296,763
     1,362,517     Series 2015-138, Class MI, IO........................      4.50%        08/20/44           204,228
       418,005     Series 2015-151, Class KW (e)........................      5.97%        04/20/34           438,908
       172,015     Series 2016-16, Class KZ.............................      3.00%        02/16/46           145,942
       882,439     Series 2016-55, Class PB (e).........................      6.22%        03/20/31           935,126
     1,623,184     Series 2016-75, Class SA, IO,
                      1 Mo. LIBOR x -1 + 6.00% (d)......................      3.91%        05/20/40           188,221
     6,322,745     Series 2016-89, Class HI, IO.........................      3.50%        07/20/46         1,062,730
       804,173     Series 2016-99, Class JA (e).........................      5.53%        11/20/45           869,978
       888,572     Series 2016-109, Class ZM............................      3.50%        08/20/36           857,773
     1,753,884     Series 2016-118, Class GI, IO........................      4.50%        02/16/40           355,543
    18,262,824     Series 2016-120, Class AS, IO,
                      1 Mo. LIBOR x -1 + 6.10% (d)......................      4.01%        09/20/46         3,309,362
       464,000     Series 2016-141, Class PC............................      5.00%        10/20/46           524,997
       289,803     Series 2016-145, Class LZ............................      3.00%        10/20/46           240,134
       303,000     Series 2016-160, Class LE............................      2.50%        11/20/46           235,658
       546,699     Series 2016-167, Class KI, IO........................      6.00%        12/16/46           119,598
       793,309     Series 2017-17, Class KZ.............................      4.50%        02/20/47           848,250
    25,732,781     Series 2017-57, Class IO, IO.........................      5.00%        04/20/47         4,622,155
    10,688,130     Series 2017-186, Class TI, IO,
                      1 Mo. LIBOR x -1 + 6.50%, 0.50% Cap (d)...........      0.50%        05/20/40           206,046
       822,977     Series 2018-44, Class Z..............................      2.50%        09/20/47           619,102
     4,102,694     Series 2018-53, Class VA.............................      3.50%        07/20/29         4,144,191
                Vendee Mortgage Trust
     4,440,810     Series 2003-2, Class Z...............................      5.00%        05/15/33         4,698,197
        65,159     Series 2010-1, Class DA..............................      4.25%        02/15/35            65,930
                                                                                                       --------------
                                                                                                          332,803,140
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.4%
                Fannie Mae - Aces
        50,000     Series 2013-M6, Class 1AC (c)........................      3.73%        02/25/43            48,559



                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Government National Mortgage Association
$      699,871     Series 2013-32, Class A..............................      1.90%        06/16/36    $      693,113
       532,000     Series 2013-57, Class D (e)..........................      2.35%        06/16/46           449,617
       100,000     Series 2013-74, Class AG (c).........................      2.81%        12/16/53            82,914
        26,080     Series 2013-194, Class AE (e)........................      2.75%        11/16/44            25,112
     6,364,190     Series 2015-125, Class VA (e)........................      2.70%        05/16/35         6,155,606
     4,955,004     Series 2016-110, Class VA............................      2.10%        01/16/38         4,436,443
     9,702,173     Series 2017-131, Class AG (e)........................      2.50%        12/16/58         9,153,653
                                                                                                       --------------
                                                                                                           21,045,017
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 46.9%
                Federal Home Loan Mortgage Corporation
    23,478,019     Pool 840359, 12 Mo. LIBOR + 1.63% (a)................      3.49%        06/01/46        24,222,281
       189,124     Pool A19763..........................................      5.00%        04/01/34           202,647
        88,777     Pool A47333..........................................      5.00%        10/01/35            94,692
       751,557     Pool A47828..........................................      3.50%        08/01/35           751,861
       431,342     Pool A47829..........................................      4.00%        08/01/35           439,794
       456,068     Pool A47937..........................................      5.50%        08/01/35           493,834
       146,971     Pool A48972..........................................      5.50%        05/01/36           158,618
       135,428     Pool A54675..........................................      5.50%        01/01/36           146,513
       297,045     Pool A65324..........................................      5.50%        09/01/37           319,272
       108,192     Pool A86143..........................................      5.00%        05/01/39           115,337
        37,213     Pool A90319..........................................      5.00%        12/01/39            39,730
       569,736     Pool A92197..........................................      5.00%        05/01/40           608,562
        14,696     Pool A93093..........................................      4.50%        07/01/40            15,406
        19,812     Pool A93891..........................................      4.00%        09/01/40            20,344
        30,319     Pool A94729..........................................      4.00%        11/01/40            31,134
       116,389     Pool A94843..........................................      4.00%        11/01/40           119,235
       489,359     Pool A95441..........................................      4.00%        12/01/40           501,370
        42,520     Pool A95653..........................................      4.00%        12/01/40            43,666
        69,652     Pool A95728..........................................      4.00%        12/01/40            71,528
        91,054     Pool A96380..........................................      4.00%        01/01/41            93,280
       269,385     Pool A97294..........................................      4.00%        02/01/41           275,966
         7,355     Pool C01310..........................................      6.50%        03/01/32             8,152
        50,486     Pool C01444..........................................      6.00%        01/01/33            55,290
        23,857     Pool C01574..........................................      5.00%        06/01/33            25,348
       129,462     Pool C01848..........................................      6.00%        06/01/34           141,880
        26,489     Pool C03458..........................................      5.00%        02/01/40            28,237
        80,578     Pool C03949..........................................      3.50%        05/01/42            80,491
       119,583     Pool C04269..........................................      3.00%        10/01/42           116,346
       456,362     Pool C91167..........................................      5.00%        04/01/28           481,220
       304,599     Pool C91353..........................................      3.50%        01/01/31           304,365
       667,299     Pool C91366..........................................      4.50%        04/01/31           694,756


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       50,493     Pool C91482..........................................      3.50%        07/01/32    $       51,015
        55,148     Pool E02883..........................................      4.00%        04/01/26            56,649
         3,067     Pool E99030..........................................      4.50%        09/01/18             3,094
        36,444     Pool G01443..........................................      6.50%        08/01/32            40,395
        89,250     Pool G01737..........................................      5.00%        12/01/34            95,065
        16,205     Pool G01829..........................................      6.00%        03/01/35            17,739
        49,269     Pool G01840..........................................      5.00%        07/01/35            52,478
       563,048     Pool G02017..........................................      5.00%        12/01/35           603,475
       112,817     Pool G03072..........................................      5.00%        11/01/36           120,236
        39,049     Pool G03941..........................................      6.00%        02/01/38            42,673
        30,450     Pool G04452..........................................      6.00%        07/01/38            33,454
       535,251     Pool G04593..........................................      5.50%        01/01/37           579,845
        55,515     Pool G04632..........................................      5.00%        11/01/36            59,176
       255,269     Pool G04814..........................................      5.50%        10/01/38           275,128
        56,383     Pool G04913..........................................      5.00%        03/01/38            60,087
        54,201     Pool G05173..........................................      4.50%        11/01/31            56,245
       885,035     Pool G05275..........................................      5.50%        02/01/39           951,928
       164,282     Pool G05449..........................................      4.50%        05/01/39           171,962
       614,123     Pool G05792..........................................      4.50%        02/01/40           643,838
       478,664     Pool G05927..........................................      4.50%        07/01/40           501,813
        15,076     Pool G05938..........................................      5.00%        01/01/36            16,055
        38,681     Pool G06252..........................................      4.00%        02/01/41            39,625
       739,744     Pool G06359..........................................      4.00%        02/01/41           757,810
       116,552     Pool G06501..........................................      4.00%        04/01/41           119,397
       124,304     Pool G06583..........................................      5.00%        06/01/41           133,690
       227,254     Pool G06687..........................................      5.00%        07/01/41           243,541
       116,876     Pool G06739..........................................      4.50%        09/01/41           122,532
       552,308     Pool G07025..........................................      5.00%        02/01/42           589,038
       942,498     Pool G07100..........................................      5.50%        07/01/40         1,015,367
        20,451     Pool G07219..........................................      5.00%        10/01/41            21,811
       118,716     Pool G07266..........................................      4.00%        12/01/42           121,620
       736,706     Pool G07329..........................................      4.00%        01/01/43           754,503
       111,057     Pool G07505..........................................      7.00%        02/01/39           125,549
       122,124     Pool G07613..........................................      6.00%        04/01/39           135,621
       812,913     Pool G07683..........................................      4.00%        03/01/44           831,081
       483,227     Pool G07806..........................................      5.00%        06/01/41           515,263
         4,717     Pool G08113..........................................      6.50%        02/01/36             5,026
        45,067     Pool G11713..........................................      5.50%        06/01/20            45,639
        53,937     Pool G11769..........................................      5.00%        10/01/20            54,875
        88,870     Pool G11833..........................................      5.00%        11/01/20            90,945
         7,743     Pool G11880..........................................      5.00%        12/01/20             7,879
       140,093     Pool G12312..........................................      6.00%        09/01/21           144,163
       116,178     Pool G12797..........................................      6.50%        02/01/22           120,101


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      193,644     Pool G12959..........................................      6.50%        10/01/22    $      202,603
         7,753     Pool G12978..........................................      5.50%        12/01/22             7,994
        26,179     Pool G13044..........................................      4.50%        06/01/21            26,450
        14,802     Pool G13581..........................................      5.50%        11/01/21            14,934
        79,493     Pool G13623..........................................      4.50%        08/01/24            82,344
       116,111     Pool G13625..........................................      5.50%        01/01/24           120,170
       169,109     Pool G13733..........................................      5.00%        11/01/24           175,972
       106,288     Pool G14088..........................................      4.00%        02/01/26           109,175
       300,517     Pool G14106..........................................      6.00%        10/01/24           308,804
        71,766     Pool G14167..........................................      5.50%        07/01/23            74,433
       295,120     Pool G14233..........................................      6.00%        01/01/24           301,132
     1,360,258     Pool G14348..........................................      4.00%        10/01/26         1,397,818
        66,190     Pool G14376..........................................      4.00%        09/01/25            67,818
        92,998     Pool G14676..........................................      4.50%        09/01/26            95,006
        33,630     Pool G14791..........................................      6.00%        05/01/21            33,771
       713,756     Pool G14995..........................................      5.50%        12/01/24           733,656
       502,188     Pool G15019..........................................      4.50%        07/01/26           507,842
        73,449     Pool G15039..........................................      4.50%        09/01/26            76,068
        81,916     Pool G15725..........................................      4.50%        09/01/26            84,464
        88,014     Pool G15821..........................................      5.00%        07/01/25            89,472
       337,813     Pool G15949..........................................      4.00%        01/01/29           346,937
       548,429     Pool G15957..........................................      5.50%        12/01/24           562,908
        47,584     Pool G18100..........................................      5.00%        02/01/21            48,678
       608,520     Pool G18264..........................................      5.00%        07/01/23           632,928
       465,417     Pool G18287..........................................      5.50%        12/01/23           484,312
       172,717     Pool G18306..........................................      4.50%        04/01/24           178,843
        21,456     Pool G60020..........................................      4.50%        12/01/43            22,424
     1,114,557     Pool G60114..........................................      5.50%        06/01/41         1,207,185
     1,518,644     Pool G60168..........................................      4.50%        07/01/45         1,584,542
       494,284     Pool G60194..........................................      3.50%        08/01/45           491,761
       126,497     Pool G60366..........................................      6.00%        10/01/39           139,450
       517,928     Pool G60737..........................................      4.50%        08/01/42           540,787
     1,521,611     Pool G60762..........................................      5.00%        07/01/41         1,621,375
       393,037     Pool G60806..........................................      5.00%        12/01/44           420,342
       571,939     Pool G60808..........................................      3.00%        10/01/46           551,931
     9,856,418     Pool G60921..........................................      4.50%        02/01/47        10,280,570
    25,336,689     Pool G60940..........................................      4.00%        09/01/46        25,854,722
        28,163     Pool H09034..........................................      5.50%        05/01/37            29,382
         8,828     Pool J03523..........................................      5.00%        09/01/21             8,891
        78,784     Pool J05364..........................................      6.00%        08/01/22            80,490
       440,679     Pool J09465..........................................      4.00%        04/01/24           452,001
       172,959     Pool J09504..........................................      4.00%        04/01/24           177,555
        60,326     Pool J09798..........................................      4.00%        05/01/24            61,810


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      112,429     Pool J10623..........................................      4.00%        09/01/24    $      115,421
     1,131,336     Pool J10827..........................................      4.50%        10/01/24         1,171,663
       351,386     Pool N70075..........................................      5.00%        01/01/35           370,937
       624,122     Pool N70081..........................................      5.50%        07/01/38           680,276
        96,955     Pool O20138..........................................      5.00%        11/01/30           102,927
     1,295,490     Pool Q00841..........................................      4.50%        05/01/41         1,358,154
       160,767     Pool Q03139..........................................      4.00%        09/01/41           164,701
        59,357     Pool Q04031..........................................      4.00%        10/01/41            61,078
        41,947     Pool Q04905..........................................      4.00%        12/01/41            43,163
        89,404     Pool Q05035..........................................      4.00%        12/01/41            91,592
        76,432     Pool Q05173..........................................      4.00%        12/01/41            78,648
        55,739     Pool Q05181..........................................      4.00%        12/01/41            57,355
        38,145     Pool Q05445..........................................      4.00%        01/01/42            39,250
       152,278     Pool Q07189..........................................      4.00%        04/01/42           156,003
        53,078     Pool Q07479..........................................      3.50%        04/01/42            53,020
       170,110     Pool Q11791..........................................      3.50%        10/01/42           169,926
       108,405     Pool Q11836..........................................      3.50%        10/01/42           108,288
       785,363     Pool Q14034..........................................      3.50%        12/01/42           785,728
     3,417,202     Pool Q43309..........................................      4.00%        09/01/46         3,484,708
     7,746,925     Pool Q45763..........................................      4.00%        01/01/47         7,900,940
     5,447,296     Pool Q50564..........................................      4.50%        09/01/47         5,652,709
    15,693,280     Pool Q53219..........................................      4.50%        12/01/47        16,386,423
     9,326,108     Pool Q53875..........................................      4.00%        01/01/48         9,507,488
     1,197,684     Pool Q54651..........................................      4.50%        03/01/48         1,262,196
     2,190,233     Pool Q55037..........................................      4.50%        04/01/48         2,304,622
    21,791,543     Pool Q55152..........................................      4.50%        04/01/48        22,711,864
     6,045,801     Pool Q56260..........................................      5.00%        05/01/48         6,451,950
       738,226     Pool U50165..........................................      4.00%        05/01/32           766,757
     3,529,776     Pool U59020..........................................      4.00%        06/01/35         3,665,722
     3,263,255     Pool U64762..........................................      4.50%        10/01/45         3,420,962
     5,940,564     Pool U79023..........................................      3.50%        10/01/28         6,002,991
        76,967     Pool U80068..........................................      3.50%        10/01/32            77,408
       155,744     Pool U80212..........................................      3.50%        02/01/33           156,630
       181,218     Pool U90245..........................................      3.50%        10/01/42           180,521
       105,260     Pool U90291..........................................      4.00%        10/01/42           107,871
       933,732     Pool U90316..........................................      4.00%        10/01/42           956,891
       912,763     Pool U90490..........................................      4.00%        06/01/42           935,583
     2,086,188     Pool U90690..........................................      3.50%        06/01/42         2,078,156
        26,163     Pool U90932..........................................      3.00%        02/01/43            25,384
       277,116     Pool U90975..........................................      4.00%        06/01/42           284,050
       640,225     Pool U91254..........................................      4.00%        04/01/43           656,106
     2,313,578     Pool U91619..........................................      4.00%        06/01/43         2,371,683
        68,591     Pool U92272..........................................      4.50%        12/01/43            72,042


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      937,049     Pool U92432..........................................      4.00%        02/01/44    $      960,511
        62,998     Pool U95137..........................................      4.00%        08/01/43            64,564
       247,968     Pool U99045..........................................      3.50%        03/01/43           247,012
       275,617     Pool U99084..........................................      4.50%        02/01/44           289,433
       134,345     Pool U99091..........................................      4.50%        03/01/44           141,044
       412,958     Pool U99096..........................................      4.50%        05/01/44           433,733
     3,937,725     Pool U99134..........................................      4.00%        01/01/46         4,036,239
       851,429     Pool V80910..........................................      4.00%        12/01/43           869,996
                Federal National Mortgage Association
        81,752     Pool 190371..........................................      6.50%        07/01/36            91,248
        38,890     Pool 254636..........................................      5.00%        02/01/33            41,550
        55,382     Pool 255190..........................................      5.50%        05/01/34            59,888
        43,261     Pool 255984..........................................      4.50%        11/01/25            44,909
       261,911     Pool 256181..........................................      5.50%        03/01/36           274,995
       192,795     Pool 256576..........................................      5.50%        01/01/37           200,350
        60,167     Pool 256808..........................................      5.50%        07/01/37            62,402
       182,128     Pool 256936..........................................      6.00%        10/01/37           187,437
             2     Pool 545759..........................................      6.50%        07/01/32                 2
        26,122     Pool 555851..........................................      6.50%        01/01/33            29,159
       405,698     Pool 683246..........................................      5.50%        02/01/33           447,049
       358,148     Pool 725014..........................................      5.50%        12/01/33           390,016
       570,633     Pool 734922..........................................      4.50%        09/01/33           596,412
       763,085     Pool 735415..........................................      6.50%        12/01/32           851,744
         7,179     Pool 745875..........................................      6.50%        09/01/36             8,058
        55,966     Pool 747097..........................................      6.00%        10/01/29            57,876
       733,365     Pool 758670..........................................      6.00%        09/01/34           805,500
        22,166     Pool 780962..........................................      4.50%        05/01/19            22,346
       677,122     Pool 788149..........................................      5.50%        05/01/33           731,365
       387,346     Pool 812741..........................................      5.50%        02/01/35           416,253
       561,472     Pool 827948..........................................      5.50%        05/01/35           606,135
       572,082     Pool 850000..........................................      5.50%        01/01/36           611,103
        90,778     Pool 871039..........................................      5.50%        02/01/37            94,960
       263,967     Pool 888001..........................................      5.50%        10/01/36           291,300
       207,485     Pool 888163..........................................      7.00%        12/01/33           236,606
        67,888     Pool 888435..........................................      5.50%        06/01/22            70,071
       733,602     Pool 889610..........................................      5.50%        06/01/38           793,003
       515,037     Pool 889834..........................................      5.00%        12/01/35           552,896
        27,467     Pool 890149..........................................      6.50%        10/01/38            30,376
        75,406     Pool 890231..........................................      5.00%        07/01/25            78,517
       274,515     Pool 890314..........................................      5.50%        12/01/22           280,895
        40,016     Pool 890378..........................................      6.00%        05/01/24            41,755
     1,602,056     Pool 890556..........................................      4.50%        10/01/43         1,685,940
       908,920     Pool 890561..........................................      4.50%        01/01/27           930,259


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       89,580     Pool 890588..........................................      4.50%        09/01/41    $       93,909
     1,403,277     Pool 890736..........................................      5.00%        07/01/30         1,491,185
       301,078     Pool 905917..........................................      5.50%        01/01/37           331,489
       134,384     Pool 922386..........................................      5.50%        01/01/37           140,197
        21,508     Pool 930562..........................................      5.00%        02/01/39            23,160
         1,263     Pool 931150..........................................      5.00%        05/01/39             1,347
       224,702     Pool 931565..........................................      5.00%        07/01/39           240,300
       222,903     Pool 931808..........................................      5.50%        08/01/39           240,534
       207,241     Pool 953115..........................................      5.50%        11/01/38           221,376
       256,525     Pool 962556..........................................      5.00%        04/01/23           266,949
        96,007     Pool 973561..........................................      5.00%        03/01/23            99,893
        96,014     Pool 976871..........................................      6.50%        08/01/36           105,387
        52,835     Pool 995002..........................................      5.00%        07/01/37            56,474
        28,617     Pool 995097..........................................      6.50%        10/01/37            32,180
       183,545     Pool 995149..........................................      6.50%        10/01/38           204,901
        70,714     Pool 995228..........................................      6.50%        11/01/38            79,039
       388,541     Pool 995252..........................................      5.00%        12/01/23           401,581
       123,977     Pool 995259..........................................      6.50%        11/01/23           130,282
        40,197     Pool AA0916..........................................      5.00%        08/01/37            42,887
         8,928     Pool AA1740..........................................      5.00%        01/01/39             9,502
         1,807     Pool AA3267..........................................      5.00%        02/01/39             1,928
       158,580     Pool AA3303..........................................      5.50%        06/01/38           169,257
       326,237     Pool AB0460..........................................      5.50%        02/01/37           346,634
       371,537     Pool AB0731..........................................      4.00%        06/01/39           380,281
        32,554     Pool AB1576..........................................      4.00%        10/01/20            33,356
       814,927     Pool AB1801..........................................      4.00%        11/01/40           834,245
        99,340     Pool AB1953..........................................      4.00%        12/01/40           101,824
        78,271     Pool AB2092..........................................      4.00%        01/01/41            80,129
        85,295     Pool AB2133..........................................      4.00%        01/01/26            87,661
       247,358     Pool AB2265..........................................      4.00%        02/01/41           254,144
       180,953     Pool AB2275..........................................      4.50%        02/01/41           189,734
        38,680     Pool AB2467..........................................      4.50%        03/01/41            40,551
     1,629,991     Pool AB2506..........................................      5.00%        03/01/41         1,744,430
     2,477,212     Pool AB2959..........................................      4.50%        07/01/40         2,572,868
        91,312     Pool AB3284..........................................      5.00%        07/01/41            97,550
       153,243     Pool AB4937..........................................      3.50%        04/01/42           153,138
       170,223     Pool AB5174..........................................      3.50%        05/01/42           170,107
     1,036,324     Pool AB5500..........................................      3.50%        07/01/42         1,035,614
       178,749     Pool AB5919..........................................      3.00%        08/01/42           174,046
       118,960     Pool AB6632..........................................      3.50%        10/01/42           118,772
       366,240     Pool AB6671..........................................      3.00%        10/01/42           356,459
       429,194     Pool AB7765..........................................      3.00%        02/01/43           417,644
       312,149     Pool AB7859..........................................      3.50%        02/01/43           311,373


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      228,531     Pool AB8143..........................................      5.00%        01/01/38    $      243,317
     1,786,339     Pool AB8289..........................................      4.50%        04/01/42         1,866,632
       660,359     Pool AB8676..........................................      3.50%        05/01/42           655,952
        48,512     Pool AB9382..........................................      4.00%        05/01/43            49,720
     1,212,566     Pool AB9551..........................................      3.00%        06/01/43         1,179,104
       590,002     Pool AB9615..........................................      4.00%        06/01/33           606,402
        70,263     Pool AB9683..........................................      4.00%        06/01/43            71,887
        92,531     Pool AB9959..........................................      4.00%        07/01/43            94,820
       120,413     Pool AC1232..........................................      5.00%        07/01/24           124,923
     1,136,895     Pool AC2946..........................................      5.00%        09/01/39         1,215,182
       140,346     Pool AC3236..........................................      5.00%        09/01/39           150,407
       410,040     Pool AC3267..........................................      5.50%        09/01/39           444,149
       170,797     Pool AC5446..........................................      5.00%        11/01/39           182,714
       799,202     Pool AD0889..........................................      6.00%        09/01/24           831,648
       743,046     Pool AD4317..........................................      4.00%        04/01/40           760,688
        35,016     Pool AD5222..........................................      4.50%        05/01/30            36,452
       153,349     Pool AD5583..........................................      5.00%        04/01/40           163,009
       108,852     Pool AD6938..........................................      4.50%        06/01/40           114,134
       138,827     Pool AD7110..........................................      5.00%        07/01/40           146,778
       120,464     Pool AD7137..........................................      5.50%        07/01/40           133,097
        45,619     Pool AD8526..........................................      4.50%        08/01/40            47,823
       444,956     Pool AE0137..........................................      4.50%        03/01/36           464,229
        52,204     Pool AE0383..........................................      4.50%        09/01/25            53,985
       295,666     Pool AE0504..........................................      4.50%        11/01/40           309,936
     7,428,690     Pool AE0670..........................................      5.50%        02/01/39         7,964,002
       145,615     Pool AE1798..........................................      5.00%        09/01/40           155,831
       165,341     Pool AE4476..........................................      4.00%        03/01/41           169,259
       232,733     Pool AE7005..........................................      4.00%        10/01/40           238,255
       132,504     Pool AE8075..........................................      4.00%        12/01/40           135,650
        50,981     Pool AE9284..........................................      4.00%        11/01/40            52,191
       729,868     Pool AE9959..........................................      5.00%        03/01/41           774,394
        39,166     Pool AH0057..........................................      4.50%        02/01/41            41,067
       564,488     Pool AH0943..........................................      4.00%        12/01/40           578,516
       910,568     Pool AH0979..........................................      3.50%        01/01/41           903,758
       433,255     Pool AH1089..........................................      4.00%        11/01/40           446,092
       182,175     Pool AH1141..........................................      4.50%        12/01/40           190,749
       213,626     Pool AH4404..........................................      4.00%        01/01/41           218,691
       418,002     Pool AH7192..........................................      5.00%        02/01/41           441,943
       137,142     Pool AH7204..........................................      4.00%        03/01/41           140,372
        68,252     Pool AH8090..........................................      4.50%        06/01/41            71,536
       260,069     Pool AH8871..........................................      5.00%        04/01/41           274,964
        54,966     Pool AH9677..........................................      5.00%        04/01/41            58,114
        66,811     Pool AI1190..........................................      4.50%        04/01/41            70,044


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      159,082     Pool AI1191..........................................      4.50%        04/01/41    $      166,794
        94,402     Pool AI1969..........................................      4.50%        05/01/41            98,973
       607,324     Pool AI4268..........................................      5.00%        06/01/41           649,322
       349,643     Pool AI6093..........................................      4.50%        06/01/31           364,173
       102,884     Pool AI6503..........................................      5.00%        11/01/39           108,776
        50,783     Pool AI6581..........................................      4.50%        07/01/41            53,248
        36,668     Pool AI7800..........................................      4.50%        07/01/41            38,440
       644,008     Pool AI8448..........................................      4.50%        08/01/41           675,129
       227,397     Pool AI8779..........................................      4.00%        11/01/41           232,796
       422,415     Pool AI9114..........................................      4.00%        06/01/42           430,582
     2,317,183     Pool AI9124..........................................      4.00%        08/01/42         2,361,983
     1,660,015     Pool AI9158..........................................      6.50%        01/01/41         1,877,334
        34,580     Pool AJ4756..........................................      4.00%        10/01/41            35,600
        44,677     Pool AJ5301..........................................      4.00%        11/01/41            45,737
        47,143     Pool AJ5424..........................................      4.00%        11/01/41            48,534
        31,785     Pool AJ5736..........................................      4.00%        12/01/41            32,723
        37,584     Pool AJ6061..........................................      4.00%        12/01/41            38,693
        38,365     Pool AJ7538..........................................      4.00%        01/01/42            39,497
        53,162     Pool AJ8104..........................................      4.00%        12/01/41            54,730
        23,298     Pool AJ8203..........................................      4.50%        01/01/42            24,428
        35,828     Pool AJ8341..........................................      4.00%        12/01/41            36,885
        35,038     Pool AJ8369..........................................      4.00%        01/01/42            36,072
        52,025     Pool AJ8436..........................................      4.00%        12/01/41            53,560
        32,806     Pool AJ9162..........................................      4.00%        01/01/42            33,774
     1,213,378     Pool AJ9332..........................................      4.00%        01/01/42         1,243,526
       107,759     Pool AJ9333..........................................      4.00%        01/01/42           110,317
        56,323     Pool AK0543..........................................      4.00%        01/01/42            57,985
        46,062     Pool AK1827..........................................      4.00%        01/01/42            47,421
       854,450     Pool AK3103..........................................      4.00%        02/01/42           874,680
       297,435     Pool AK4520..........................................      4.00%        03/01/42           304,497
       233,568     Pool AK5555..........................................      4.00%        04/01/42           239,105
        24,154     Pool AL0147..........................................      4.00%        04/01/41            24,817
       182,686     Pool AL0212..........................................      5.50%        02/01/38           197,909
       387,010     Pool AL0241..........................................      4.00%        04/01/41           396,192
       118,106     Pool AL0399..........................................      6.00%        08/01/24           122,590
        53,454     Pool AL0446..........................................      6.00%        05/01/24            55,627
       188,292     Pool AL0677..........................................      5.00%        07/01/41           201,510
        60,371     Pool AL0815..........................................      4.00%        09/01/41            62,152
        49,783     Pool AL1195..........................................      6.00%        09/01/23            51,751
       814,332     Pool AL1850..........................................      5.50%        07/01/40           885,425
        54,911     Pool AL1948..........................................      4.00%        01/01/42            56,277
        75,832     Pool AL1953..........................................      4.50%        01/01/27            77,860
       157,141     Pool AL2142..........................................      6.50%        09/01/38           177,461


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,494,051     Pool AL2392..........................................      3.50%        08/01/42    $    1,493,033
       752,208     Pool AL2551..........................................      3.50%        10/01/42           751,424
       412,673     Pool AL2589..........................................      5.50%        05/01/25           425,338
       118,770     Pool AL2892..........................................      3.50%        12/01/42           118,604
       935,961     Pool AL3093..........................................      3.50%        02/01/43           933,802
        34,500     Pool AL3154..........................................      3.00%        02/01/43            33,587
       130,693     Pool AL3484..........................................      4.50%        10/01/42           137,001
     3,678,517     Pool AL4703..........................................      3.50%        12/01/28         3,704,230
        59,908     Pool AL4741..........................................      4.50%        01/01/44            62,572
        47,993     Pool AL4962..........................................      6.00%        05/01/24            50,095
     1,549,423     Pool AL5315..........................................      4.00%        06/01/42         1,586,192
       232,145     Pool AL5616..........................................      5.50%        09/01/41           250,395
     1,073,608     Pool AL5760..........................................      4.00%        09/01/43         1,100,302
       815,375     Pool AL5890..........................................      4.50%        03/01/43           851,972
       648,801     Pool AL6031..........................................      4.00%        10/01/44           664,988
       107,015     Pool AL6057..........................................      6.00%        08/01/24           108,953
       167,592     Pool AL6449..........................................      4.50%        01/01/27           171,813
     1,205,962     Pool AL6948..........................................      5.00%        09/01/25         1,250,464
        61,481     Pool AL7046..........................................      3.50%        06/01/45            61,249
       499,604     Pool AL7231..........................................      3.50%        08/01/45           497,600
       390,981     Pool AL7306..........................................      4.50%        09/01/42           409,928
       875,644     Pool AL7449..........................................      8.50%        12/01/37         1,025,281
     1,351,563     Pool AL7637..........................................      5.00%        01/01/42         1,418,634
     3,034,758     Pool AL7905..........................................      4.50%        03/01/34         3,155,887
       225,413     Pool AL8139..........................................      4.00%        02/01/32           229,176
     1,141,800     Pool AL8174..........................................      3.50%        02/01/46         1,135,365
       123,502     Pool AL8353..........................................      3.50%        08/01/44           123,150
    19,028,856     Pool AL8640, 12 Mo. LIBOR + 1.80% (a)................      3.57%        12/01/41        19,963,440
     1,065,677     Pool AL8743..........................................      4.50%        06/01/46         1,113,607
       105,420     Pool AL8934..........................................      4.00%        10/01/33           107,940
       778,527     Pool AL9143..........................................      3.50%        09/01/36           784,492
       257,304     Pool AL9226..........................................      5.50%        12/01/41           284,325
     2,506,461     Pool AL9777..........................................      4.50%        01/01/47         2,613,666
        77,511     Pool AO2976..........................................      3.50%        05/01/42            77,458
     8,047,283     Pool AO3529..........................................      4.00%        06/01/42         8,229,848
       260,825     Pool AO6713..........................................      4.00%        06/01/42           267,251
     2,253,451     Pool AO8106..........................................      4.00%        08/01/42         2,304,887
       870,052     Pool AO8167..........................................      4.00%        09/01/42           889,873
       292,787     Pool AP0495..........................................      3.50%        08/01/42           292,429
       228,786     Pool AP1197..........................................      3.50%        09/01/42           227,461
     1,916,831     Pool AP2109..........................................      4.00%        08/01/32         1,969,911
       153,415     Pool AP5113..........................................      4.00%        09/01/42           157,231
       505,532     Pool AP7963..........................................      4.00%        09/01/42           519,428


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    3,244,238     Pool AQ0411..........................................      3.50%        10/01/42    $    3,242,027
     1,363,461     Pool AQ0535..........................................      3.00%        11/01/42         1,327,412
     1,113,018     Pool AQ1534..........................................      3.50%        10/01/32         1,120,813
     1,518,055     Pool AQ1584..........................................      4.00%        11/01/42         1,562,836
       937,291     Pool AQ1607..........................................      3.50%        11/01/32           943,856
       705,422     Pool AQ3310..........................................      4.00%        11/01/42           721,482
     2,180,333     Pool AQ4086..........................................      4.00%        06/01/43         2,230,242
        93,783     Pool AQ9715..........................................      3.00%        01/01/43            91,133
       625,156     Pool AQ9999..........................................      3.00%        02/01/43           607,550
     3,160,403     Pool AR7582..........................................      3.50%        03/01/33         3,182,648
       482,192     Pool AR7961..........................................      3.50%        03/01/33           485,588
        21,967     Pool AS0225..........................................      4.00%        08/01/43            22,461
     5,666,281     Pool AS1719..........................................      5.00%        02/01/44         6,083,485
       672,083     Pool AS5236..........................................      4.00%        05/01/45           677,614
     1,752,359     Pool AS5515..........................................      3.50%        06/01/30         1,772,569
     1,176,940     Pool AS7211..........................................      3.00%        04/01/46         1,137,468
     8,603,198     Pool AS8982..........................................      4.50%        03/01/47         8,959,011
     2,119,859     Pool AS9194..........................................      4.50%        12/01/44         2,210,156
     1,349,778     Pool AS9244..........................................      4.50%        08/01/39         1,410,258
       995,160     Pool AS9990..........................................      4.50%        07/01/47         1,033,071
       347,692     Pool AS9994..........................................      4.50%        04/01/47           360,938
       205,825     Pool AT0332..........................................      3.00%        04/01/43           199,416
       908,104     Pool AT1747..........................................      3.00%        04/01/43           883,386
       827,182     Pool AT3892..........................................      3.00%        06/01/43           805,034
       518,317     Pool AT4180..........................................      3.50%        05/01/33           521,973
       170,364     Pool AT5915..........................................      4.00%        06/01/43           174,228
       996,836     Pool AT6303..........................................      4.00%        06/01/43         1,026,235
        63,381     Pool AT6306..........................................      4.00%        06/01/43            65,114
        65,271     Pool AT9657..........................................      4.00%        07/01/43            66,735
       301,180     Pool AU3751..........................................      4.00%        08/01/43           308,031
        65,915     Pool AU4386..........................................      4.00%        10/01/43            67,382
       204,601     Pool AU5787..........................................      4.50%        09/01/43           215,101
       827,613     Pool AU6278..........................................      5.00%        11/01/43           879,174
       159,435     Pool AU6743..........................................      4.00%        10/01/43           162,979
        39,187     Pool AW7401..........................................      5.00%        09/01/40            41,852
       265,832     Pool AX5312..........................................      4.00%        01/01/42           272,139
       374,273     Pool AX5443..........................................      5.00%        11/01/44           395,709
       372,765     Pool AY0013..........................................      4.50%        01/01/45           388,956
       940,909     Pool BA4113..........................................      3.00%        04/01/46           909,131
       521,125     Pool BC4490..........................................      5.00%        05/01/39           554,840
     3,892,121     Pool BD4509, 12 Mo. LIBOR + 1.72% (a)................      2.47%        01/01/44         3,957,015
    11,739,938     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)................      2.09%        09/01/44        12,027,639


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      826,520     Pool BD8660, 1 Yr. Constant Maturity Treasury Rate +
                      1.67% (a).........................................      1.78%        12/01/45    $      827,573
    22,767,637     Pool BE2973..........................................      4.00%        01/01/47        23,231,950
     1,103,644     Pool BE3631..........................................      4.50%        05/01/47         1,145,688
     4,464,674     Pool BH2633..........................................      5.00%        08/01/47         4,785,376
        61,810     Pool BH9428..........................................      4.50%        09/01/47            64,165
     1,592,888     Pool BJ9100..........................................      4.50%        02/01/48         1,679,383
     1,325,322     Pool BJ9111..........................................      4.50%        03/01/48         1,397,299
     2,184,003     Pool BJ9124..........................................      4.50%        04/01/48         2,302,601
     3,472,113     Pool BM3013, 12 Mo. LIBOR + 1.54% (a)................      3.76%        07/01/44         3,544,207
    37,322,490     Pool BM3980, 12 Mo. LIBOR + 1.78% (a)................      4.04%        02/01/43        39,159,936
    24,089,830     Pool CA1576..........................................      5.00%        01/01/48        25,469,565
       116,464     Pool MA0096..........................................      4.50%        06/01/29           121,185
         5,325     Pool MA0293..........................................      4.50%        01/01/30             5,546
        78,000     Pool MA0353..........................................      4.50%        03/01/30            81,240
     2,079,243     Pool MA0443..........................................      5.00%        05/01/30         2,198,694
        93,527     Pool MA0444..........................................      5.00%        06/01/40           100,106
       384,550     Pool MA0575..........................................      4.50%        11/01/30           400,497
       403,445     Pool MA0633..........................................      5.00%        01/01/41           432,419
       752,740     Pool MA1125..........................................      4.00%        07/01/42           769,823
     2,073,588     Pool MA1217..........................................      4.00%        10/01/42         2,120,462
        69,283     Pool MA1222..........................................      4.00%        10/01/32            71,398
       117,637     Pool MA1228..........................................      3.00%        09/01/42           114,314
       816,726     Pool MA1510..........................................      4.00%        07/01/43           835,254
       123,249     Pool MA1591..........................................      4.50%        09/01/43           128,755
       826,601     Pool MA1629..........................................      4.50%        10/01/43           863,449
       134,912     Pool MA1664..........................................      4.50%        11/01/43           140,953
        63,236     Pool MA1711..........................................      4.50%        12/01/43            66,054
     1,086,425     Pool MA1866..........................................      4.50%        04/01/44         1,135,108
       883,627     Pool MA1900..........................................      4.50%        04/01/44           923,047
     1,474,953     Pool MA2024..........................................      4.00%        07/01/29         1,540,814
     1,564,686     Pool MA2099..........................................      3.50%        11/01/29         1,582,809
       654,091     Pool MA2454..........................................      3.50%        09/01/30           661,677
        14,013     Pool MA2509..........................................      3.00%        01/01/46            13,447
     2,385,141     Pool MA2695..........................................      4.00%        07/01/46         2,439,056
       833,005     Pool MA3101..........................................      4.50%        08/01/47           865,323
       365,037     Pool MA3123..........................................      5.00%        08/01/47           386,058
     1,323,305     Pool MA3205..........................................      5.00%        10/01/47         1,399,582
    10,000,000     Pool TBA (f).........................................      4.50%        08/01/33        10,374,219
    45,000,000     Pool TBA (f).........................................      5.00%        09/01/35        47,455,666
    21,000,000     Pool TBA (f).........................................      5.00%        08/15/36        22,185,352
    47,000,000     Pool TBA (f).........................................      4.50%        09/01/44        48,686,126
                Government National Mortgage Association
       129,352     Pool 3149............................................      6.00%        10/20/31           141,573


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       80,552     Pool 3172............................................      6.00%        12/20/31    $       88,240
        89,895     Pool 3227............................................      6.00%        04/20/32            98,459
       700,156     Pool 3345............................................      5.00%        02/20/33           756,265
       187,085     Pool 3389............................................      5.00%        05/20/33           200,233
        35,332     Pool 3390............................................      5.50%        05/20/33            38,539
       994,400     Pool 3428............................................      5.00%        08/20/33         1,074,251
        88,096     Pool 3442............................................      5.00%        09/20/33            95,447
        36,671     Pool 3459............................................      5.50%        10/20/33            39,994
        18,032     Pool 3474............................................      6.00%        11/20/33            19,778
       129,506     Pool 3487............................................      5.00%        12/20/33           138,651
       391,770     Pool 3529............................................      5.00%        03/20/34           419,145
        92,763     Pool 3555............................................      5.00%        05/20/34            99,266
       138,547     Pool 3596............................................      5.50%        08/20/34           150,988
       124,909     Pool 3786............................................      5.50%        11/20/35           135,892
        85,391     Pool 3807............................................      5.50%        01/20/36            92,381
       611,315     Pool 4029............................................      6.50%        09/20/37           698,920
       567,409     Pool 4251............................................      5.50%        10/20/23           587,777
       284,709     Pool 455986..........................................      5.25%        07/15/25           303,587
       233,479     Pool 487108..........................................      6.00%        04/15/29           256,041
        88,889     Pool 553144..........................................      5.50%        04/15/33            96,492
        39,114     Pool 589331..........................................      6.00%        10/15/22            40,459
       250,331     Pool 604338..........................................      5.00%        05/15/33           266,448
       221,220     Pool 604897..........................................      5.00%        12/15/33           235,498
       243,060     Pool 605389..........................................      5.00%        04/15/34           258,721
       421,505     Pool 615403..........................................      4.50%        08/15/33           446,047
        18,774     Pool 627123..........................................      5.50%        03/15/34            20,549
       147,198     Pool 638704..........................................      5.50%        11/15/36           159,715
       269,940     Pool 653143..........................................      4.90%        04/15/36           283,029
       397,879     Pool 658324..........................................      5.50%        03/15/37           428,004
       339,440     Pool 677190..........................................      5.00%        06/15/38           361,345
        39,146     Pool 687833..........................................      6.00%        08/15/38            42,488
        61,684     Pool 706840..........................................      4.50%        05/15/40            65,210
       213,895     Pool 706855..........................................      4.50%        09/15/40           226,119
       443,419     Pool 711483..........................................      4.00%        01/15/40           457,030
       177,674     Pool 711543..........................................      4.00%        11/15/40           183,113
     1,212,084     Pool 711563..........................................      4.50%        03/15/41         1,279,479
       568,688     Pool 723216..........................................      4.50%        08/15/40           601,315
       136,742     Pool 723248..........................................      5.00%        10/15/39           146,139
       525,188     Pool 724230..........................................      5.00%        08/15/39           559,136
       160,347     Pool 724267..........................................      5.00%        09/15/39           170,723
       396,657     Pool 724340..........................................      4.50%        09/15/39           419,204
       175,840     Pool 725272..........................................      4.50%        11/15/39           184,826
       109,781     Pool 726394..........................................      4.50%        10/15/39           116,236


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       87,878     Pool 728921..........................................      4.50%        12/15/24    $       91,921
       399,628     Pool 733595..........................................      4.50%        04/15/40           422,347
       207,547     Pool 733733..........................................      5.00%        06/15/40           219,588
     1,361,477     Pool 736317..........................................      4.25%        06/20/36         1,421,494
       215,405     Pool 736617..........................................      4.00%        12/15/35           221,591
     1,906,099     Pool 737673..........................................      4.50%        11/15/40         2,015,463
       404,089     Pool 737996..........................................      4.00%        02/15/41           417,451
       126,733     Pool 739341..........................................      3.50%        10/15/41           127,454
       331,914     Pool 743673..........................................      4.50%        07/15/40           352,273
       640,375     Pool 745478..........................................      5.00%        08/20/40           676,183
        49,312     Pool 748939..........................................      4.00%        09/20/40            50,790
       176,089     Pool 754384..........................................      4.50%        03/20/42           183,165
       296,284     Pool 781623..........................................      5.00%        06/15/33           315,391
       104,092     Pool 781697..........................................      6.00%        11/15/33           114,655
        38,760     Pool 781783..........................................      5.50%        08/15/19            39,058
       206,569     Pool 781824..........................................      5.50%        11/15/34           222,170
        22,316     Pool 781862..........................................      5.50%        01/15/35            24,239
       113,492     Pool 782070..........................................      7.00%        06/15/32           124,911
       294,242     Pool 782133..........................................      6.00%        01/15/22           303,679
       221,063     Pool 782259..........................................      5.00%        02/15/36           235,305
       117,761     Pool 782810..........................................      4.50%        11/15/39           123,281
       192,068     Pool 783091..........................................      5.50%        06/15/40           210,576
       120,896     Pool 783220..........................................      5.50%        09/15/24           125,095
       326,212     Pool 783375..........................................      5.00%        08/15/41           347,336
       462,289     Pool 783760..........................................      5.00%        02/15/42           492,405
       391,833     Pool 784343..........................................      5.00%        02/15/41           417,163
       678,479     Pool AD0026..........................................      3.50%        06/20/33           686,996
       154,223     Pool AD0856..........................................      3.75%        08/20/33           156,873
       119,758     Pool AG8899..........................................      4.00%        12/20/43           122,882
     2,622,906     Pool AI6317..........................................      4.50%        06/20/44         2,726,815
     1,060,673     Pool AK2389..........................................      4.50%        11/20/44         1,108,322
       799,711     Pool AN4469..........................................      5.00%        12/15/40           838,107
       887,229     Pool AR8421..........................................      5.00%        10/20/41           931,553
     2,269,442     Pool BB1216..........................................      4.50%        06/20/47         2,398,135
     1,374,826     Pool BB4731..........................................      4.00%        07/20/47         1,411,462
     1,090,922     Pool BB4757..........................................      4.00%        08/20/47         1,125,385
       907,866     Pool BB4769..........................................      4.00%        08/20/47           936,550
     1,005,134     Pool BD0483..........................................      4.50%        11/20/47         1,054,649
     1,097,940     Pool BF0415..........................................      5.00%        06/20/35         1,158,855
       289,978     Pool MA1017..........................................      6.00%        05/20/43           312,539
       169,698     Pool MA1162..........................................      6.00%        07/20/43           186,075
       429,329     Pool MA2077..........................................      5.50%        07/20/44           460,846
        72,318     Pool MA2215..........................................      3.50%        09/20/44            71,662


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      252,384     Pool MA2683..........................................      6.00%        03/20/45    $      275,160
       274,533     Pool MA2759..........................................      6.00%        01/20/45           296,271
       666,974     Pool MA2829..........................................      5.00%        05/20/45           709,720
       105,199     Pool MA2897..........................................      6.00%        03/20/45           113,185
       581,146     Pool MA2966..........................................      6.00%        09/20/39           630,811
       529,427     Pool MA3249..........................................      6.00%        04/20/40           573,970
        93,411     Pool MA3380..........................................      5.50%        01/20/46           101,504
       926,862     Pool MA3459..........................................      6.00%        08/20/39         1,016,517
       492,861     Pool MA3525..........................................      5.50%        03/20/46           536,039
       605,511     Pool MA3941..........................................      5.50%        09/20/46           649,623
     1,371,127     Pool MA4076..........................................      7.00%        01/20/39         1,544,604
                                                                                                       --------------
                                                                                                          682,872,634
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................   1,038,487,026
                (Cost $1,055,815,284)                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 9.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.9%
                Adjustable Rate Mortgage Trust
        17,371     Series 2004-1, Class 2A1 (c).........................      3.61%        01/25/35            17,544
     1,090,478     Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)...      2.29%        09/25/35         1,090,884
                Alternative Loan Trust
        95,810     Series 2003-J3, Class 2A1............................      6.25%        12/25/33            98,289
           430     Series 2004-J8, Class 4A1............................      6.00%        02/25/17               435
                American Home Mortgage Investment Trust
         5,867     Series 2004-3, Class 6A1.............................      5.32%        10/25/34             5,944
                Banc of America Funding Corp.
        50,351     Series 2008-R2, Class 1A2 (g)........................      6.00%        09/25/37            51,587
                Banc of America Funding Trust
         1,966     Series 2005-2, Class 2A4.............................      5.75%        04/25/35             2,112
                Banc of America Mortgage Trust
        55,846     Series 2005-11, Class 2A1............................      5.25%        12/25/20            56,029
       491,886     Series 2005-A, Class 2A2 (c).........................      3.70%        02/25/35           488,459
                BCAP LLC Trust
        57,444     Series 2009-RR5, Class 8A1 (g).......................      5.50%        11/26/34            58,727
         8,804     Series 2009-RR6, Class 2A1 (c) (g)...................      3.99%        08/26/35             8,815
        53,512     Series 2009-RR6, Class 3A1 (c) (g)...................      3.94%        12/26/37            53,555
        85,313     Series 2011-R11, Class 20A5 (c) (g)..................      4.20%        03/26/35            85,852
                CHL Mortgage Pass-Through Trust
        73,000     Series 2004-8, Class 1A7.............................      5.75%        07/25/34            76,210
       192,216     Series 2004-8, Class 2A1.............................      4.50%        06/25/19           193,680
         1,443     Series 2004-J1, Class 2A1............................      4.75%        01/25/19             1,445
                Citigroup Global Markets Mortgage Securities VII, Inc.
           372     Series 2003-UP2, Class PO1, PO.......................       (b)         12/25/18               322


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Citigroup Mortgage Loan Trust
$        9,445     Series 2003-1, Class WA2.............................      6.50%        06/25/31    $        9,667
                COLT Mortgage Loan Trust
     2,807,220     Series 2017-1, Class A2  (g).........................      2.82%        05/27/47         2,790,835
       350,439     Series 2018-1, Class A3  (g).........................      3.08%        02/25/48           349,897
     5,795,713     Series 2018-2, Class A1  (g).........................      3.47%        07/27/48         5,808,203
                Credit Suisse First Boston Mortgage Securities Corp.
         6,179     Series 2003-11, Class 1A39...........................      5.25%        06/25/33             6,269
        24,937     Series 2003-27, Class 6A1............................      5.00%        11/25/18            25,112
        26,820     Series 2003-AR18, Class 2A3 (c)......................      3.57%        07/25/33            26,910
         3,709     Series 2003-AR20, Class 2A1 (c)......................      4.16%        08/25/33             3,718
         1,312     Series 2004-3, Class 2A1.............................      5.00%        04/25/19             1,315
         5,171     Series 2004-5, Class 2A1.............................      5.00%        08/25/19             5,190
        10,546     Series 2004-AR8, Class 2A1 (c).......................      4.13%        09/25/34            10,608
       114,108     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)....      2.36%        07/25/35           111,217
         4,000     Series 2005-7, Class 1A5.............................      5.15%        08/25/35             4,195
                Credit Suisse Mortgage Capital Certificates
       296,718     Series 2009-12R, Class 6A1 (g).......................      6.00%        05/27/37           302,354
       437,015     Series 2009-12R, Class 15A1 (g)......................      6.00%        05/27/36           437,859
                CSFB Mortgage-Backed Pass-Through Certificates
        52,862     Series 2004-AR4, Class 5A2,
                      1 Mo. LIBOR + 0.74% (a)...........................      2.80%        05/25/34            52,596
                CSFB Mortgage-Backed Trust
         2,913     Series 2004-7, Class 6A1.............................      5.25%        10/25/19             2,938
                CSMC
        70,450     Series 2009-13R, Class 3A1 (c) (g)...................      3.67%        11/26/36            70,568
         9,254     Series 2009-15R, Class 2A1 (c) (g)...................      3.70%        10/26/36             9,301
       367,472     Series 2010-9R, Class 30A4,
                      1 Mo. LIBOR + 0.45% (a) (g).......................      2.54%        10/27/36           367,946
    10,693,379     Series 2014-WIN1, Class 1A1 (g)......................      3.00%        08/25/29        10,522,165
     3,190,061     Series 2017-HL1, Class A3 (g)........................      3.50%        06/25/47         3,163,143
    18,051,467     Series 2017-HL2, Class A3 (g)........................      3.50%        10/25/47        17,913,363
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
         8,678     Series 2005-3, Class 1A1 (c).........................      3.24%        06/25/20             8,497
                Deutsche Mortgage Securities, Inc. REMIC Trust
       100,829     Series 2010-RS1, Class A1 (g)........................      6.00%        10/25/35           101,132
                FDIC Guaranteed Notes Trust
        33,339     Series 2010-S2, Class 3A,
                      1 Mo. LIBOR + 0.70% (a) (g).......................      2.78%        12/29/45            33,419
                GMACM Mortgage Loan Trust
         1,608     Series 2003-J10, Class A1............................      4.75%        01/25/19             1,608
                GSMSC Pass-Through Trust
        38,588     Series 2009-3R, Class 2A1 (c) (g)....................      4.52%        07/25/35            38,760
                GSR Mortgage Loan Trust
        38,687     Series 2004-8F, Class 2A3............................      6.00%        09/25/34            39,952
       455,070     Series 2004-12, Class 3A6 (c)........................      3.65%        12/25/34           459,992
                HomeBanc Mortgage Trust
       509,242     Series 2005-2, Class M1, 1 Mo. LIBOR + 0.68% (a).....      2.74%        05/25/25           510,760


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Impac CMB Trust
$       57,959     Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)....      2.70%        10/25/33    $       57,677
       665,731     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).....      3.11%        10/25/34           629,411
                JP Morgan Resecuritization Trust
       184,667     Series 2009-7, Class 2A1 (g).........................      6.00%        02/27/37           184,914
       214,705     Series 2009-7, Class 11A1 (c) (g)....................      3.87%        09/27/36           219,738
       737,790     Series 2009-7, Class 17A1 (c) (g)....................      5.41%        07/27/37           745,364
        21,672     Series 2010-4, Class 4A2 (c) (g).....................      3.07%        09/26/35            21,671
                JP Morgan Trust
     2,267,885     Series 2015-3, Class A5 (g)..........................      3.50%        05/25/45         2,256,609
                JPMorgan Mortgage Trust
        11,281     Series 2004-S1, Class 1A2............................      4.50%        09/25/34            11,366
        30,910     Series 2004-S2, Class 5A1............................      5.50%        12/25/19            29,890
     6,888,884     Series 2014-5, Class A1 (g)..........................      2.99%        10/25/29         6,784,896
       159,279     Series 2014-IVR3, Class 2A1 (c) (g)..................      3.00%        09/25/44           158,265
     1,365,286     Series 2016-1, Class A5 (g)..........................      3.50%        05/25/46         1,355,084
     1,870,436     Series 2016-3, Class 1A3 (g).........................      3.50%        10/25/46         1,849,375
                MASTR Alternative Loan Trust
         4,701     Series 2004-5, Class 4A1.............................      5.50%        07/25/19             4,744
         8,737     Series 2004-5, Class 5A1.............................      4.75%        06/25/19             8,754
           683     Series 2004-8, Class 7A1.............................      5.00%        09/25/19               686
         7,709     Series 2004-13, Class 8A1............................      5.50%        01/25/25             7,821
                MASTR Asset Securitization Trust
       246,361     Series 2003-11, Class 7A5............................      5.25%        12/25/33           249,713
       426,149     Series 2003-12, Class 1A1............................      5.25%        12/25/24           432,769
        63,133     Series 2003-12, Class 1A2............................      5.25%        12/25/24            62,702
        13,729     Series 2004-1, Class 30PO, PO........................       (b)         02/25/34            11,773
        43,438     Series 2004-3, Class 1A3.............................      5.25%        03/25/24            43,846
                MASTR Seasoned Securitization Trust
        75,233     Series 2005-1, Class 3A1 (c).........................      3.82%        10/25/32            75,604
         2,423     Series 2005-2, Class 3A1.............................      6.00%        11/25/17             2,441
                Merrill Lynch Mortgage Investors Trust MLCC
         3,207     Series 2003-H, Class A3A (c).........................      3.75%        01/25/29             3,212
                Morgan Stanley Mortgage Loan Trust
     3,000,000     Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)..      2.52%        11/25/35         3,016,739
                New Residential Mortgage Loan Trust
     1,003,673     Series 2014-2A, Class A3 (g).........................      3.75%        05/25/54         1,007,784
     7,971,056     Series 2015-2A, Class B1 (g).........................      4.50%        08/25/55         8,193,962
    10,240,667     Series 2016-1A, Class A1 (g).........................      3.75%        03/25/56        10,274,070
     1,890,049     Series 2017-5A, Class A1,
                      1 Mo. LIBOR + 1.50% (a) (g).......................      3.56%        06/25/57         1,944,037
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        18,041     Series 2004-AP3, Class A6............................      5.29%        10/25/34            18,464
        10,632     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                      Redemption Date (h)...............................      5.16%        03/25/35            11,073


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Oaks Mortgage Trust
$   20,660,508     Series 2015-2, Class A8 (g)..........................      3.50%        10/25/45    $   20,685,606
                Prime Mortgage Trust
         1,000     Series 2003-3, Class A6..............................      5.50%        01/25/34             1,033
         6,527     Series 2004-1, Class 2A1.............................      4.50%        08/25/34             6,551
        90,434     Series 2004-2, Class A2..............................      4.75%        11/25/19            91,078
       207,304     Series 2004-2, Class A6..............................      5.00%        11/25/19           209,435
                RBSSP Resecuritization Trust
        28,393     Series 2009-6, Class 7A4,
                      1 Mo. LIBOR + 0.35% (a) (g).......................      2.44%        07/26/36            28,466
       557,884     Series 2009-6, Class 9A4,
                      1 Mo. LIBOR + 0.45% (a) (g).......................      2.54%        11/26/36           551,652
        85,952     Series 2009-6, Class 11A4,
                      1 Mo. LIBOR + 0.42% (a) (g).......................      2.51%        08/26/36            85,731
        58,735     Series 2009-12, Class 15A1 (c) (g)...................      3.65%        10/26/35            59,413
                Residential Accredit Loans, Inc.
        10,241     Series 2003-QS20, Class CB...........................      5.00%        11/25/18            10,256
                Residential Asset Securitization Trust
           298     Series 2004-A3, Class A4.............................      5.25%        06/25/34               300
                RFMSI Trust
           191     Series 2003-S14, Class A5, 1 Mo. LIBOR + 0.40% (a)...      2.46%        07/25/18               191
           888     Series 2003-S15, Class A1............................      4.50%        08/25/18               888
        40,119     Series 2005-S3, Class A1.............................      4.75%        03/25/20            40,283
                Sequoia Mortgage Trust 4
       878,975     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)......      2.80%        11/22/24           876,654
                Structured Asset Securities Corp.
         2,807     Series 2004-4XS, Class A3A (i).......................      5.25%        02/25/34             2,849
                Structured Asset Securities Corp. Mortgage Loan Trust
        36,157     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).....      2.66%        10/25/27            35,831
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        61,192     Series 2004-11XS, Class 1A6 (i)......................      5.42%        06/25/34            62,513
       111,790     Series 2004-S3, Class M1, 1 Mo. LIBOR + 0.98% (a)....      3.04%        11/25/34           112,049
                WaMu Mortgage Pass-Through Certificates Trust
        34,655     Series 2003-S3, Class 3A1............................      5.50%        05/25/33            36,048
       244,429     Series 2003-S12, Class 3A............................      5.00%        11/25/18           245,126
         5,252     Series 2004-CB2, Class 5A............................      5.00%        07/25/19             5,272
         2,153     Series 2004-CB3, Class 3A............................      5.50%        10/25/19             2,167
        15,128     Series 2004-RS1, Class A11...........................      5.50%        11/25/33            15,466
                Wells Fargo Mortgage Backed Securities Trust
         6,050     Series 2004-K, Class 2A12 (c)........................      4.49%        07/25/34             6,245
        92,407     Series 2004-L, Class A8 (c)..........................      4.56%        07/25/34            95,630
       177,295     Series 2004-X, Class 1A1 (c).........................      3.68%        11/25/34           180,171
       119,642     Series 2005-2, Class 2A1.............................      4.75%        04/25/20           121,055
       555,789     Series 2005-AR4, Class 1A3 (c).......................      4.00%        04/25/35           566,826
        72,996     Series 2005-AR10, Class 2A2 (c)......................      4.01%        06/25/35            75,341
        97,410     Series 2005-AR16, Class 4A2 (c)......................      4.23%        10/25/35            97,612


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Wells Fargo Mortgage Backed Securities Trust (Continued)
$       65,952     Series 2007-14, Class 2A2............................      5.50%        10/25/22    $       67,409
                WinWater Mortgage Loan Trust
     2,534,276     Series 2014-1, Class A4 (g)..........................      3.50%        06/20/44         2,530,520
     6,611,051     Series 2015-2, Class A5 (g)..........................      3.00%        02/20/45         6,574,379
        82,560     Series 2015-A, Class A5 (g)..........................      3.50%        06/20/45            82,750
    10,414,911     Series 2016-1, Class 2A3 (g).........................      3.00%        12/20/30        10,200,397
                                                                                                       --------------
                                                                                                          128,917,025
                                                                                                       --------------

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.3%
                Morgan Stanley Capital Trust
     4,150,000     Series 2017-CLS, Class A,
                      1 Mo. LIBOR + 0.70% (a) (g).......................      2.77%        11/15/34         4,148,705
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................     133,065,730
                (Cost $133,176,443)                                                                    --------------

ASSET-BACKED SECURITIES -- 7.4%

                ACE Securities Corp Home Equity Loan Trust
       164,136     Series 2005-HE5, Class M2, 1 Mo. LIBOR + 0.74% (a)...      2.80%        08/25/35           164,665
                AFC Trust
         7,544     Series 1999-4, Class 3A,
                      1 Mo. LIBOR + 0.95% (a) (g).......................      3.01%        12/26/29             7,568
                Bear Stearns Asset-Backed Securities Trust
        16,196     Series 2002-1, Class 1A5.............................      6.89%        12/25/34            16,725
       105,822     Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a).....      3.26%        12/25/34           106,302
        19,502     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.42% (a).....      2.48%        07/25/36            19,553
                BNC Mortgage Loan Trust
       396,668     Series 2007-1, Class A3, 1 Mo. LIBOR + 0.10% (a).....      2.16%        03/25/37           397,578
                Centex Home Equity Loan Trust
            17     Series 2004-C, Class AF6 (i).........................      5.33%        06/25/34                17
                CIT Home Equity Loan Trust
        35,361     Series 2003-1, Class A6 (i)..........................      4.56%        10/20/32            35,722
                Citicorp Residential Mortgage Trust
        95,265     Series 2007-2, Class A6 (i)..........................      5.18%        06/25/37            97,192
                Citigroup Global Markets Mortgage Securities VII, Inc.
         4,009     Series 1998-AQ1, Class A6............................      6.63%        06/25/28             4,053
                Credit-Based Asset Servicing & Securitization LLC
         9,737     Series 2005-CB8, Class AF2 (i).......................      3.72%        12/25/35             9,730
       825,135     Series 2007-MX1, Class A2, steps up to 6.26% after
                      Redemption Date (g) (h)...........................      5.76%        12/25/36           830,835
    11,250,000     Series 2007-MX1, Class A3, steps up to 6.33% after
                      Redemption Date (g) (h)...........................      5.83%        12/25/36        11,660,895
                CWABS Revolving Home Equity Loan Trust
        20,438     Series 2004-E, Class 2A, 1 Mo. LIBOR + 0.26% (a).....      2.33%        06/15/29            20,390
        47,697     Series 2004-K, Class 2A, 1 Mo. LIBOR + 0.30% (a).....      2.37%        02/15/34            47,727
                CWHEQ Home Equity Loan Trust
        32,436     Series 2007-S2, Class A3 (c).........................      5.81%        05/25/37            32,610


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                CWHEQ Home Equity Loan Trust (Continued)
$       39,196     Series 2007-S2, Class A6 ............................      5.78%        05/25/37    $       39,949
                Fieldstone Mortgage Investment Trust
     2,518,782     Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)....      2.58%        02/25/36         2,495,774
                First Alliance Mortgage Loan Trust
        60,594     Series 1999-1, Class A1..............................      7.18%        06/20/30            60,893
                First Franklin Mortgage Loan Trust
        28,819     Series 2004-FF2, Class M2, 1 Mo. LIBOR + 0.75% (a)...      2.81%        03/25/34            27,610
                Fremont Home Loan Trust
       232,565     Series 2005-A, Class M2, 1 Mo. LIBOR + 0.69% (a).....      2.75%        01/25/35           232,923
                GMACM Home Equity Loan Trust
       107,057     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...      2.50%        06/25/30            91,396
       275,672     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...      2.56%        06/25/34           269,070
                GreenPoint Home Equity Loan Trust
        15,540     Series 2004-3, Class A, 1 Mo. LIBOR + 0.46% (a)......      2.53%        03/15/35            15,468
                GSAA Home Equity Trust
        29,936     Series 2004-8, Class A3A, 1 Mo. LIBOR + 0.74% (a)....      2.80%        09/25/34            30,031
                Long Beach Mortgage Loan Trust
         4,147     Series 2006-WL1, Class 1A3, 1 Mo. LIBOR + 0.66% (a)..      2.72%        01/25/46             4,160
                Morgan Stanley Dean Witter Capital I, Inc. Trust
         5,331      Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)..      5.06%        02/25/33             5,458
                New Century Home Equity Loan Trust
        37,513     Series 2003-5, Class AI7 (e).........................      5.11%        11/25/33            38,431
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
     5,365,913     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..      3.04%        10/25/34         5,397,191
                Popular ABS Mortgage Pass-Through Trust
       923,425     Series 2005-1, Class AV1A, 1 Mo. LIBOR + 0.25% (a)...      2.31%        05/25/35           925,738
     1,372,976     Series 2005-3, Class AV1A, 1 Mo. LIBOR + 0.21% (a)...      2.27%        07/25/35         1,375,783
                Pretium Mortgage Credit Partners LLC
     5,572,224     Series 2017-NPL4, Class A1, steps up 08/27/20
                      to 6.25% (g) (h)..................................      3.25%        08/27/32         5,536,405
                RASC Trust
         3,252     Series 2004-KS1, Class AI6 (a).......................      4.27%        02/25/34             3,262
                RCO Mortgage LLC
     5,378,407     Series 2018-1, Class A1, steps up 05/25/21
                      to 7.00% (g) (h)..................................      4.00%        05/25/23         5,391,757
                Renaissance Home Equity Loan Trust
        16,666     Series 2004-4, Class AF4, steps up to 5.38% after
                      optional Termination Date (h).....................      4.88%        02/25/35            16,696
       886,315     Series 2005-4, Class A3, steps up to 6.07% after
                      Redemption Date (h)...............................      5.57%        02/25/36           887,566
                Saxon Asset Securities Trust
        20,554     Series 2003-1, Class AF6 (h).........................      4.72%        06/25/33            20,812
        19,418     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)....      3.97%        08/25/35            19,397
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
         5,024     Series 2004-23XS, Class 1A4..........................      5.43%        01/25/35             5,070
                Terwin Mortgage Trust
           505     Series 2006-5, Class 2A2,
                      1 Mo. LIBOR + 0.21% (a) (g).......................      2.27%        06/25/37               506


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Towd Point Mortgage Trust
$      960,144     Series 2015-4, Class A1B (g).........................      2.75%        04/25/55    $      949,519
     2,181,438     Series 2015-5, Class A1B (g).........................      2.75%        05/25/55         2,155,302
     2,903,645     Series 2015-6, Class A1B (g).........................      2.75%        04/25/55         2,857,039
       826,937     Series 2017-2, Class A1 (g)..........................      2.75%        04/25/57           811,654
     9,721,346     Series 2017-5, Class A1,
                      1 Mo. LIBOR + 0.60% (a) (g).......................      2.66%        02/25/57         9,747,869
                UCFC Home Equity Loan Trust
       191,327     Series 1998-D, Class MF1.............................      6.91%        04/15/30           195,248
                VOLT LLC
        43,378     Series 2015-NP14, Class A1, steps up 12/25/18
                      to 7.375% (g) (h).................................      4.38%        11/27/45            43,524
     3,888,415     Series 2017-NPL2, Class A1, steps up 03/25/20
                      to 6.50% (g) (h)..................................      3.50%        03/25/47         3,881,488
    12,792,323     Series 2017-NPL3, Class A1, steps up 03/25/20
                      to 6.50% (g) (h)..................................      3.50%        03/25/47        12,773,253
     5,882,502     Series 2017-NPL4, Class A1, steps up 04/25/20
                      to 6.375% (g) (h).................................      3.38%        04/25/47         5,877,828
     3,976,364     Series 2017-NPL5, Class A1, steps up 05/25/20
                      to 6.375% (g) (h).................................      3.38%        05/28/47         3,978,747
     5,655,227     Series 2017-NPL7, Class A1, steps up 06/25/20
                      to 6.25% (g) (h)..................................      3.25%        06/25/47         5,634,925
     3,882,843     Series 2017-NPL8, Class A1, steps up 06/25/20
                      to 6.125% (g) (h).................................      3.13%        06/25/47         3,862,813
     4,972,810     Series 2017-NPL9, Class A1, steps up 09/25/20
                      to 6.125% (g) (h).................................      3.13%        09/25/47         4,935,547
    13,718,968     Series 2017-NP11, Class A1, steps up 10/25/20
                      to 6.375% (g) (h).................................      3.38%        10/25/47        13,679,887
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................     107,727,551
                (Cost $107,792,221)                                                                    --------------

U.S. GOVERNMENT BONDS AND NOTES -- 4.7%

     5,000,000  U.S. Treasury Note .....................................      1.63%         03/31/19        4,978,027
    10,000,000  U.S. Treasury Note .....................................      1.25%         04/30/19        9,919,141
    40,000,000  U.S. Treasury Note .....................................      1.63%         08/31/19       39,634,375
    15,000,000  U.S. Treasury Note .....................................      1.38%         08/31/20       14,604,492
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES................................................      69,136,035
                (Cost $69,190,426)                                                                     --------------


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 4.1%

                CAPITAL MARKETS -- 4.1%
       279,597  iShares 20+ Year Treasury Bond ETF ..................................................  $   33,467,761
       258,622  iShares 7-10 Year Treasury Bond ETF .................................................      26,322,547
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      59,790,308
                (Cost $59,460,797)                                                                     --------------

MONEY MARKET FUNDS -- 11.3%
   164,701,240  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio -
                Institutional Class - 1.79% (j)......................................................     164,701,240
                (Cost $164,701,240)                                                                    --------------

                TOTAL INVESTMENTS -- 108.0%..........................................................   1,572,907,890
                (Cost $1,590,136,411) (k)                                                              --------------



  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (10.5%)

                Federal National Mortgage Association
$  (30,000,000)    Pool TBA (f) ........................................     3.00%         08/15/42       (28,917,187)
   (61,000,000)    Pool TBA (f) ........................................     3.00%         09/01/44       (58,738,709)
   (66,500,000)    Pool TBA (f) ........................................     3.50%         09/01/44       (65,830,908)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...................    (153,486,804)
                (Proceeds $153,896,094)                                                                --------------



  NUMBER OF                                                  NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                    DESCRIPTION                    AMOUNT          PRICE          DATE          VALUE
--------------  -----------------------------------------  -------------  -------------  ------------  --------------
PUT OPTIONS WRITTEN -- (0.0%)

            10  U.S. Treasury Long Bond Futures Put        $   1,429,688  $      143.00    Sep 2018            (9,531)
            10  U.S. Treasury Long Bond Futures Put            1,422,188         140.00    Oct 2018            (6,094)
                                                                                                       --------------
                TOTAL PUT OPTIONS WRITTEN............................................................         (15,625)
                (Premiums received $16,164)                                                            --------------

CALL OPTIONS WRITTEN -- (0.0%)
            10  U.S. Treasury Long Bond Futures Call       $   1,429,688  $      148.00    Sep 2018              (313)
            10  U.S. Treasury Long Bond Futures Call           1,422,188         144.00    Oct 2018            (6,875)
                                                                                                       --------------
                TOTAL CALL OPTIONS WRITTEN...........................................................          (7,188)
                (Premiums received $13,820)                                                            --------------

                NET OTHER ASSETS AND LIABILITIES --2.5%..............................................      37,410,992
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,456,809,265
                                                                                                       ==============


                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

FUTURES CONTRACTS AT JULY 31, 2018 (see Note 2D - Futures Contracts in the Notes
to Portfolio of Investments):


                                                                                                       UNREALIZED
                                                                                                      APPRECIATION
                                                      NUMBER OF      EXPIRATION       NOTIONAL      (DEPRECIATION)/
         FUTURES CONTRACTS              POSITION      CONTRACTS         DATE           VALUE             VALUE
------------------------------------  ------------  -------------  --------------  --------------  ------------------
U.S. 10-Year Treasury Notes              Short           457          Sep-2018     $  (54,575,797)   $      325,173
U.S. Treasury Long Bond Futures          Short           572          Sep-2018        (81,778,125)           63,823
U.S. 10-Year Ultra Treasury Notes        Short           290          Sep-2018        (36,861,719)          310,171
                                                                                   --------------    --------------
                                                                                     (173,215,641)          699,167
U.S. 5-Year Treasury Notes               Long            100          Sep-2018         11,312,500             1,923
                                                                                   --------------    --------------
                                                                                   $ (161,903,141)   $      701,090
                                                                                   ==============    ==============


--------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   All or portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Portfolio of Investments).

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $216,728,230 or 14.9% of net assets.

(h)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(j)   Rate shown reflects yield as of July 31, 2018.

(k)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,162,390 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,273,360. The net unrealized depreciation was $16,110,970. The amounts presented are inclusive of investments sold short and derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

                        See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2018 (UNAUDITED)

--------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
Investments):


                                                ASSETS TABLE

                                                                                  LEVEL 2          LEVEL 3
                                                 TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                VALUE AT          QUOTED         OBSERVABLE     UNOBSERVABLE
                                               7/31/2018          PRICES           INPUTS          INPUTS
                                             --------------   --------------   --------------   -------------
U.S. Government Agency Mortgage-Backed       $1,038,487,026   $           --   $1,038,487,026   $          --
    Securities.............................
Mortgage-Backed Securities.................     133,065,730               --      133,065,730              --
Asset-Backed Securities....................     107,727,551               --      107,727,551              --
U.S. Government Bonds and Notes............      69,136,035               --       69,136,035              --
Exchange-Traded Funds*.....................      59,790,308       59,790,308               --              --
Money Market Funds.........................     164,701,240      164,701,240               --              --
                                             --------------   --------------   --------------   -------------
Total Investments..........................   1,572,907,890      224,491,548    1,348,416,342              --
Futures Contracts..........................         701,090          701,090               --              --
                                             --------------   --------------   --------------   -------------
Total .....................................  $1,573,608,980   $  225,192,638   $1,348,416,342   $          --
                                             ==============   ==============   ==============   =============

                                              LIABILITIES TABLE

                                                                                  LEVEL 2          LEVEL 3
                                                 TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                VALUE AT          QUOTED         OBSERVABLE     UNOBSERVABLE
                                               7/31/2018          PRICES           INPUTS          INPUTS
                                             --------------   --------------   --------------   -------------
Call Options Written.......................  $       (7,188)  $       (7,188)  $           --   $          --
Put Options Written........................         (15,625)         (15,625)              --              --
U.S. Government Agency Mortgage-Backed
    Securities Sold Short..................    (153,486,804)              --     (153,486,804)             --
                                             --------------   --------------   --------------   -------------
Total......................................  $ (153,509,617)  $      (22,813)  $ (153,486,804)  $          --
                                             ==============   ==============   ==============   =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.

                        See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2018 (UNAUDITED)

      market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;

            2)    the liquidity conditions in the relevant market and changes thereto;

            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);

            4)    issuer-specific conditions (such as significant credit
                  deterioration); and

            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of the security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2018 (UNAUDITED)

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2018, the Fund had no when-issued or delayed-delivery securities. At July 31, 2018, the Fund held $266,104,070 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2018 (UNAUDITED)

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2018 (UNAUDITED)

or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the
Fund. The Fund may also invest in to-be announced transactions ("TBA
Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional value of futures contracts opened and closed were $1,655,286,071 and
$1,514,254,110, respectively.

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the premiums for purchased options contracts opened were $445,641 and the premiums for purchased options contracts closed, exercised and expired were $521,352.

For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the premiums for written options contracts opened were $436,810 and the premiums for written options contracts closed, exercised and expired were $406,826.


First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 82.2%
	Air Freight & Logistics – 1.8%
$845,000	Air Transport Services Group, Inc. (a)	1.13%	10/15/24	$825,894
1,950,000	Atlas Air Worldwide Holdings, Inc.	2.25%	06/01/22	2,302,219
				3,128,113
	Automobiles – 1.2%
2,000,000	Tesla, Inc.	0.25%	03/01/19	2,065,100
	Biotechnology – 3.8%
745,000	Exact Sciences Corp.	1.00%	01/15/25	775,444
1,050,000	Ionis Pharmaceuticals, Inc.	1.00%	11/15/21	1,045,220
1,650,000	Ligand Pharmaceuticals, Inc. (a)	0.75%	05/15/23	1,752,178
1,145,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,680,865
662,000	Sarepta Therapeutics, Inc. (a)	1.50%	11/15/24	1,156,103
				6,409,810
	Building Products – 0.4%
775,000	Patrick Industries, Inc. (a)	1.00%	02/01/23	750,031
	Chemicals – 0.6%
800,000	RPM International, Inc.	2.25%	12/15/20	1,023,094
	Communications Equipment – 1.9%
3,265,000	Palo Alto Networks, Inc. (a)	0.75%	07/01/23	3,222,682
	Construction & Engineering – 0.5%
725,000	Dycom Industries, Inc.	0.75%	09/15/21	809,560
	Diversified Consumer Services – 0.6%
865,000	Chegg, Inc. (a)	0.25%	05/15/23	1,032,103
	Diversified Financial Services – 0.8%
1,400,000	Deutsche Bank AG	1.00%	05/01/23	1,325,170
	Electronic Equipment, Instruments & Components – 1.5%
1,155,000	II-VI, Inc. (a)	0.25%	09/01/22	1,217,550
1,285,000	Vishay Intertechnology, Inc. (a)	2.25%	06/15/25	1,314,044
				2,531,594
	Energy Equipment & Services – 1.6%
1,575,000	Oil States International, Inc. (a)	1.50%	02/15/23	1,703,515
785,000	Transocean, Inc.	0.50%	01/30/23	1,092,229
				2,795,744
	Equity Real Estate Investment Trusts – 2.2%
1,040,000	Colony Capital, Inc.	3.88%	01/15/21	989,560
600,000	Empire State Realty OP LP (a)	2.63%	08/15/19	606,192
1,980,000	Extra Space Storage LP (a)	3.13%	10/01/35	2,191,375
				3,787,127
	Health Care Equipment & Supplies – 3.6%
1,292,000	DexCom, Inc.	0.75%	05/15/22	1,501,004
1,770,000	Insulet Corp. (a)	1.38%	11/15/24	1,930,644
495,000	NuVasive, Inc.	2.25%	03/15/21	562,980
390,000	Quidel Corp.	3.25%	12/15/20	855,090
1,220,000	Wright Medical Group, Inc.	2.00%	02/15/20	1,291,319
				6,141,037
	Health Care Providers & Services – 1.5%
435,000	Anthem, Inc.	2.75%	10/15/42	1,511,635
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$418,000	Molina Healthcare, Inc.	1.13%	01/15/20	$1,075,015
				2,586,650
	Health Care Technology – 1.7%
1,520,000	Allscripts Healthcare Solutions, Inc.	1.25%	07/01/20	1,562,173
840,000	Teladoc Health, Inc.	3.00%	12/15/22	1,288,580
				2,850,753
	Hotels, Restaurants & Leisure – 1.8%
570,000	Caesars Entertainment Corp.	5.00%	10/01/24	1,025,379
1,775,000	Huazhu Group Ltd. (a)	0.38%	11/01/22	1,956,316
				2,981,695
	Household Durables – 0.7%
1,205,000	KB Home	1.38%	02/01/19	1,237,731
	Independent Power and Renewable Electricity Producers – 0.7%
1,220,000	NRG Energy, Inc. (a)	2.75%	06/01/48	1,189,260
	Internet & Direct Marketing Retail – 3.0%
785,000	Booking Holdings, Inc.	0.35%	06/15/20	1,217,479
2,385,000	Booking Holdings, Inc.	0.90%	09/15/21	2,834,272
975,000	Ctrip.com International Ltd.	1.00%	07/01/20	967,502
				5,019,253
	Internet Software & Services – 13.1%
700,000	Akamai Technologies, Inc.	(b)	02/15/19	703,379
2,625,000	Akamai Technologies, Inc. (a)	0.13%	05/01/25	2,642,548
1,485,000	Altaba, Inc.	(b)	12/01/18	2,025,971
895,000	Apptio, Inc. (a)	0.88%	04/01/23	955,774
655,000	Envestnet, Inc.	1.75%	12/15/19	713,195
1,200,000	Etsy, Inc. (a)	(b)	03/01/23	1,530,626
1,045,000	Five9, Inc. (a)	0.13%	05/01/23	1,040,995
1,500,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	1,696,908
770,000	Momo, Inc. (a)	1.25%	07/01/25	729,222
1,020,000	New Relic, Inc. (a)	0.50%	05/01/23	1,108,796
1,165,000	Nutanix, Inc. (a)	(b)	01/15/23	1,393,144
1,155,000	Okta, Inc. (a)	0.25%	02/15/23	1,408,675
780,000	Q2 Holdings, Inc. (a)	0.75%	02/15/23	910,109
1,035,000	Twilio, Inc. (a)	0.25%	06/01/23	1,090,384
1,588,000	Twitter, Inc. (a)	0.25%	06/15/24	1,448,385
1,300,000	Weibo Corp. (a)	1.25%	11/15/22	1,276,219
790,000	Wix.com LTD. (a)	(b)	07/01/23	757,564
705,000	Zillow Group, Inc.	2.00%	12/01/21	862,497
				22,294,391
	IT Services – 1.0%
1,530,000	Square, Inc. (a)	0.50%	05/15/23	1,687,315
	Life Sciences Tools & Services – 3.3%
1,760,000	Illumina, Inc.	(b)	06/15/19	2,293,847
1,300,000	Illumina, Inc.	0.50%	06/15/21	1,850,181
1,200,000	QIAGEN N.V.	0.38%	03/19/19	1,532,598
				5,676,626
	Machinery – 2.7%
895,000	Chart Industries, Inc. (a)	1.00%	11/15/24	1,281,015
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Machinery (Continued)
$1,435,000	Meritor, Inc. (a)	3.25%	10/15/37	$1,428,214
1,800,000	Navistar International Corp.	4.75%	04/15/19	1,864,602
				4,573,831
	Media – 0.8%
1,130,000	Liberty Media Corp.	1.38%	10/15/23	1,432,614
	Metals & Mining – 0.6%
970,000	Royal Gold, Inc.	2.88%	06/15/19	1,001,877
	Mortgage Real Estate Investment Trusts – 1.6%
1,750,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	1,733,930
1,005,000	Two Harbors Investment Corp.	6.25%	01/15/22	1,037,817
				2,771,747
	Oil, Gas & Consumable Fuels – 3.9%
2,090,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,644,847
770,000	Chesapeake Energy Corp.	5.50%	09/15/26	767,558
710,000	Oasis Petroleum, Inc.	2.63%	09/15/23	891,818
770,000	PDC Energy, Inc.	1.12%	09/15/21	810,079
1,200,000	TOTAL S.A., Series FP	0.50%	12/02/22	1,372,500
1,170,000	Whiting Petroleum Corp.	1.25%	04/01/20	1,119,316
				6,606,118
	Personal Products – 1.3%
1,815,000	Herbalife Ltd.	2.00%	08/15/19	2,271,523
	Pharmaceuticals – 2.2%
2,000,000	Jazz Investments I Ltd.	1.88%	08/15/21	2,166,364
1,380,000	Supernus Pharmaceuticals, Inc. (a)	0.63%	04/01/23	1,559,407
				3,725,771
	Semiconductors & Semiconductor Equipment – 11.6%
655,000	Cypress Semiconductor Corp.	4.50%	01/15/22	948,152
1,200,000	Integrated Device Technology, Inc.	0.88%	11/15/22	1,432,643
1,350,000	Intel Corp.	3.25%	08/01/39	3,132,278
1,495,000	Microchip Technology, Inc.	1.63%	02/15/25	2,693,183
2,330,000	Microchip Technology, Inc.	1.63%	02/15/27	2,785,075
566,000	Micron Technology, Inc., Series F	2.13%	02/15/33	2,732,553
425,000	Micron Technology, Inc., Series G	3.00%	11/15/43	768,367
178,000	Novellus Systems, Inc.	2.63%	05/15/41	1,018,444
1,300,000	ON Semiconductor Corp.	1.00%	12/01/20	1,700,707
740,000	Rambus, Inc. (a)	1.38%	02/01/23	692,241
1,645,000	Silicon Laboratories, Inc.	1.38%	03/01/22	1,935,342
				19,838,985
	Software – 8.8%
1,155,000	Atlassian, Inc. (a)	0.63%	05/01/23	1,278,708
1,110,000	Citrix Systems, Inc.	0.50%	04/15/19	1,691,129
1,145,000	Guidewire Software, Inc.	1.25%	03/15/25	1,143,655
1,000,000	HubSport, Inc.	0.25%	06/01/22	1,411,110
540,000	Proofpoint, Inc.	0.75%	06/15/20	779,538
740,000	RealPage, Inc.	1.50%	11/15/22	1,047,914
495,000	Red Hat, Inc.	0.25%	10/01/19	952,112
890,000	RingCentral, Inc. (a)	(b)	03/15/23	969,103
1,710,000	ServiceNow, Inc.	(b)	06/01/22	2,358,039
1,665,000	Workday, Inc. (a)	0.25%	10/01/22	1,760,115
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$1,445,000	Zendesk, Inc. (a)	0.25%	03/15/23	$1,563,205
				14,954,628
	Technology Hardware, Storage & Peripherals – 0.7%
1,110,000	Pure Storage, Inc. (a)	0.13%	04/15/23	1,174,725
	Trading Companies & Distributors – 0.7%
1,075,000	Kaman Corp.	3.25%	05/01/24	1,249,182
	Total Convertible Corporate Bonds			140,145,840
	(Cost $132,465,844)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 14.9%
	Banks – 4.6%
2,790	Bank of America Corp., Series L	7.25%	(d)	3,549,550
3,375	Wells Fargo & Co., Series L	7.50%	(d)	4,282,875
				7,832,425
	Electric Utilities – 1.2%
36,985	NextEra Energy, Inc.	6.12%	09/01/19	2,117,391
	Equity Real Estate Investment Trusts – 1.1%
1,260	Crown Castle International Corp., Series A	6.88%	08/01/20	1,344,445
9,500	Welltower, Inc., Series I	6.50%	(d)	564,205
				1,908,650
	Food Products – 0.5%
7,275	Bunge Ltd.	4.88%	(d)	791,999
	Health Care Equipment & Supplies – 1.9%
51,900	Becton Dickinson and Co., Series A	6.13%	05/01/20	3,294,093
	Internet Software & Services – 1.3%
10,325	Mandatory Exchangeable Trust (a)	5.75%	06/01/19	2,170,554
	Machinery – 2.6%
1,615	Fortive Corp., Series A	5.00%	07/01/21	1,703,825
26,000	Rexnord Corp., Series A	5.75%	11/15/19	1,660,620
10,125	Stanley Black & Decker, Inc.	5.38%	05/15/20	1,128,937
				4,493,382
	Multi-Utilities – 0.5%
8,365	Sempra Energy, Series A	6.00%	01/15/21	855,823
	Oil, Gas & Consumable Fuels – 1.2%
27,000	Hess Corp.	8.00%	02/01/19	1,969,920
	Total Convertible Preferred Securities			25,434,237
	(Cost $24,091,936)
	Total Investments – 97.1%			165,580,077
	(Cost $156,557,780) (e)

Net Other Assets and Liabilities – 2.9%	4,938,473
Net Assets – 100.0%	$170,518,550

See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc. (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $54,401,838 or 31.9% of net assets.
(b)	Zero coupon security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Perpetual maturity.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,376,753 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,354,456. The net unrealized appreciation was $9,022,297.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 140,145,840	$ —	$ 140,145,840	$ —
Convertible Preferred Securities:
Food Products	791,999	—	791,999	—
Internet Software & Services	2,170,554	—	2,170,554	—
Other industry categories*	22,471,684	22,471,684	—	—
Total Investments	$ 165,580,077	$ 22,471,684	$ 143,108,393	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust SSI Strategic Convertible Securities ETF (FCVT)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of eight funds that are currently offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FCVT on The Nasdaq Stock Market LLC (“Nasdaq”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
July 31, 2018 (Unaudited)
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
July 31, 2018 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 77.2%
	Australia – 7.0%
2,965	Goodman Group	$21,213
5,209	GPT (The) Group	19,969
9,423	Scentre Group	29,754
		70,936
	France – 1.6%
96	Gecina S.A.	16,378
	Ireland – 2.4%
14,238	Hibernia REIT PLC	24,241
	Japan – 5.3%
17	Hulic Reit, Inc.	26,287
5	Nippon Building Fund, Inc.	27,814
		54,101
	Multinational – 2.4%
109	Unibail-Rodamco-Westfield	24,198
	Singapore – 2.1%
8,000	CapitaLand Commercial Trust	10,284
12,000	Mapletree Logistics Trust	11,107
		21,391
	Spain – 3.1%
2,924	Inmobiliaria Colonial Socimi S.A.	31,508
	United Kingdom – 5.2%
419	Derwent London PLC	17,175
570	Hammerson PLC	3,904
1,290	Shaftesbury PLC	15,781
7,926	Tritax Big Box REIT PLC	15,844
		52,704
	United States – 48.1%
474	Acadia Realty Trust	12,836
204	Alexandria Real Estate Equities, Inc.	25,998
430	AvalonBay Communities, Inc.	76,045
243	Boston Properties, Inc.	30,504
1,040	Empire State Realty Trust, Inc.	17,337
473	Equity Residential	30,948
302	Federal Realty Investment Trust	37,901
1,180	Forest City Realty Trust, Inc.	29,465
878	GGP, Inc.	18,719
930	Hudson Pacific Properties, Inc.	31,862
349	Kilroy Realty Corp.	25,460
911	Prologis, Inc.	59,780
1,092	Rexford Industrial Realty, Inc.	33,459
274	Simon Property Group, Inc.	48,281
350	Washington Real Estate Investment Trust	10,671
		489,266
	Total Real Estate Investment Trusts	784,723
	(Cost $783,838)
Shares	Description	Value
COMMON STOCKS (a) – 22.1%
	Canada – 2.8%
1,825	First Capital Realty, Inc.	$28,451
	Cayman Islands – 2.8%
3,896	Wharf Real Estate Investment Co., Ltd.	28,367
	Hong Kong – 4.3%
2,796	Sun Hung Kai Properties Ltd.	43,815
	Japan – 5.6%
1,184	Mitsubishi Estate Co., Ltd.	20,543
599	Mitsui Fudosan Co., Ltd.	14,282
607	Sumitomo Realty & Development Co., Ltd.	22,192
		57,017
	Netherlands – 2.5%
380	InterXion Holding NV (b)	24,654
	Sweden – 4.1%
2,955	Fabege AB	41,847
	Total Common Stocks	224,151
	(Cost $218,528)
	Total Investments – 99.3%	1,008,874
	(Cost $1,002,366) (c)
	Net Other Assets and Liabilities – 0.7%	6,697
	Net Assets – 100.0%	$1,015,571

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,520 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,012. The net unrealized appreciation was $6,508.

See Notes to Portfolio of Investments

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts*	$ 784,723	$ 784,723	$ —	$ —
Common Stocks*	224,151	224,151	—	—
Total Investments	$ 1,008,874	$ 1,008,874	$—	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
Currency Exposure Diversification	% of Total Investments
USD	53.8%
JPY	11.0
EUR	9.5
HKD	7.2
AUD	7.0
GBP	5.2
SEK	4.2
SGD	2.1
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sub-Industry Classification	% of Total Investments
Office REITs	22.3%
Retail REITs	19.0
Industrial REITs	14.0
Diversified REITs	11.9
Residential REITs	10.6
Diversified Real Estate Activities	10.0
Real Estate Operating Companies	9.8
IT Consulting & Other Services	2.4
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Heitman Global Prime Real Estate ETF (PRME)
July 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of eight funds that are currently offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker PRME on the NYSE Arca, Inc. (“NYSE ARCA”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
July 31, 2018 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 28, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 28, 2018

* Print the name and title of each signing officer under his or her signature.